As filed with the Securities and Exchange Commission on February 20, 2015

Registration No. 33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 68

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 187

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(213) 742-5216 Alison Ryan, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on December 31, 2014 pursuant to paragraph (b) of Rule 485

☒ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registration Statement incorporates by reference the Supplement included in Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (File Nos. 033-56908/811-06032), dated December 30, 2014, that was filed with the Commission on December 30, 2014, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

The information in this Prospectus is not complete and may be changed. This Prospectus is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
PROSPECTUS (Subject to Completion Issued February 20, 2015)
(To Prospectus dated May 1, 2015)
TRANSAMERICA FREEDOMSM VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA B
By
TRANSAMERICA LIFE INSURANCE COMPANY
This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account. The subaccounts available under this policy invest in underlying funds of the Portfolio companies listed below:
AllianceBernstein Variable Products Series Fund, Inc. • American Funds Insurance Series® Trust • Fidelity® Variable Insurance Products Fund • GE Investments Funds, Inc. • Transamerica Series Trust
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the Transamerica FreedomSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2015. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus Date: May 1, 2015
Statement of Additional Information Date: May 1, 2015

ii

TABLE OF CONTENTS continued
APPENDIX
Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders	114
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider	118
iii

GLOSSARY OF TERMS
Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
Annuitant—The person on whose life any annuity payments involving life contingencies will be based.
Annuitize (Annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).
Annuity Commencement Date—The date upon which annuity payments are to commence.
Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.
Assumed Investment Return or AIR—The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.
Cash Value—The adjusted policy value less any rider fees (imposed upon surrender).
Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.
Fixed Account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
Free Amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
Guaranteed Lifetime Withdrawal Benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit.
Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
Owner (You, Your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
Policy Year—A policy year begins on the policy date and on each anniversary thereafter.
Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value—The portion of the policy value that is invested in the separate account.
Subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $15,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of policy value will apply during the first four years after the annuity commencement date.
Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) of 1.70%, which includes the Return of Premium Death Benefit.
During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.
If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2
•	0.30% if you choose the American Funds - Bond Fund - Class 2
•	0.30% if you choose the American Funds - Growth Fund - Class 2
•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2
•	0.30% if you choose the American Funds - International Fund - Class 2
•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may have to pay income tax and a tax penalty on any money you take out.
If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.
Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
The Return of Premium death benefit is issued in this policy.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.
Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.
Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2014) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	0%
Transfer Fee	$0-$10
Special Service Fee	$0-$50
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge	$0-$35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit - No Longer Available	0.65%
Annual Step-Up Death Benefit - No Longer Available	0.20%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.20%

Optional Rider Fees - No Longer Available:
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available:
5 for LifeSM Rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth (with additional death benefit)	1.60%
5 for LifeSM with Growth (without additional death benefit)	1.35%

	Single	Joint
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life Rider:
Growth Benefit	0.25%	0.50%
Death Benefit	0.25%	0.20%
Income EnhancementSM Benefit	0.10%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.75%	2.25%

	Maximum	Current
Retirement Income Choice® Rider - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® Rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.50%	1.75%
Retirement Income Choice® Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65%
Additional Benefits available with the Retirement Income Choice® Rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® with Double Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65%
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.80%	2.05%
Retirement Income Choice® with Double Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65%
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%	2.40%

	Maximum	Current
Retirement Income Choice® 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%

	Maximum	Current
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued on or after December 12, 2011)
Base Benefit	2.00%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.05%	2.30%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%

Optional Guaranteed Minimum Income Benefit Rider Fees - No Longer Available:
Family Income Protector	0.30%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2014 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	____%
Highest Gross	____%
The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2014, and the base policy with the highest fees and expenses, including the highest Fund Facilitation Fee. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
1 Year	$_____
3 Years	$_____
5 Years	$_____
10 Years	$_____
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$_____
3 Years	$_____
5 Years	$_____
10 Years	$_____
Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.
Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

Annual Service Charge:
Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%) and the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses plus the Fund Facilitation fee. Neither the Double Enhanced Death Benefit or the Annual Step-Up Death Benefit are included in the total since they are no longer available. The death benefits are mutually exclusive.
Optional Rider Fees:
Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.
Optional Rider Fees No Longer Available:
Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.
Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
5 for LifeSM Rider, 5 for LifeSM with Growth Rider and Income SelectSM for Life Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.
Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option, Joint Life Option, Income EnhancementSM Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life Rider base benefit fee.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Base Benefit Rider, Retirement Income Choice® 1.4 Rider, Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.6 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider, Retirement Income Choice® 1.2 Rider and Retirement Income Choice® 1.6 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® Rider, Retirement Income Choice® with Double

Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider, Retirement Income Choice® 1.2 Rider or Retirement Income Choice® 1.6 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4, Retirement Income Choice® 1.2 and Retirement Income Choice® 1.6 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4, Retirement Income Choice® 1.2 and Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Current Total Retirement Income Choice® 1.4, Retirement Income Choice® 1.2 and Retirement Income Choice® 16 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Maximum Total Retirement Income Max® Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Optional Guaranteed Minimum Income Benefit Rider Fees - No Longer Available:
Family Income Protector: The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted.
Managed Annuity Program: The Managed Annuity Program fee is 0.45% of the minimum income base value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%.
Managed Annuity Program II: A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.
Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
Expense Examples: The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY POLICY
This prospectus describes the Transamerica FreedomSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.
An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $15,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it as soon as possible.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.
If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to the Company, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to the Company. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
You could lose the amount you allocate to the variable subaccounts.
The Company reserves the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.

INVESTMENT CHOICES
The Transamerica FreedomSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.

Addition, Deletion, or Substitution of Investment Options
The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investment options. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.
Similarly, we may, at our discretion, close a subaccount to new investments. Any subsequent premium payments, (including dollar cost averaging transactions) or transfers (including asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment choices according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment choices, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment choice. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment choice is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment choices you have purchased annuity units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment choice is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other investment choices you have value allocated to and which are open to new investment.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
Static Allocation Models
A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.
Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner's investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.
You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of the Company's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with the Company's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to the Company, are subject to the limitations described below under “Telephone and Electronic Transactions.”
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.

Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with these riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Life with Emergency CashSM Surrender Charge
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:
Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of adjusted policy value surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%
We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.
Note carefully the following three things about this surrender charge:
•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the adjusted policy value surrendered and not a percentage of premium; and
•	under this payment option, there is no surrender charge free amount.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
During the accumulation phase:
•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.55%.
During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.
State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Initial Payment Guarantee
If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:
•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2
•	0.30% if you choose the American Funds - Bond Fund - Class 2
•	0.30% if you choose the American Funds - Growth Fund - Class 2
•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2
•	0.30% if you choose the American Funds - International Fund - Class 2
•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.

Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS ® VARIABLE INSURANCE TRUST	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2014 we received $193,786,739.87 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2014, TCI or its affiliates received total revenue sharing payments in the amount of $__________ from the following Fund managers and/or subadvisers to participate in TCI's events: Aegon USA Investment Management • Alliance Bernstein Investments • American Funds • BlackRock Investment Management, LLC. • Fidelity Investments • Franklin Templeton Investments • Hanlon Investment Management Inc. • ING Clarion Real Estate Securities • Janus Capital • Jennison Associates • JP Morgan Asset Management • Legg Mason Capital Management • Logan Circle Investment Partners • Madison Asset Management • MFS • Morgan Stanley Investment Management • Morningstar Advisors • Natixis Global Asset Management • Neuberger Berman • Oppenheimer Funds • Pacific Investment Management Company • Ranger Investments • Schroder • Suntrust Investments • Systematic Financial Management • TS&W • Vanguard • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
If you take a full surrender, you will receive your cash value.
If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.
Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders (full and partial), transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial) if the guaranteed interest rate set by the Company for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 0.25%; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•	Any surrender request made on or within 15 days of an ownership change;
•	Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when the Company does not have an originating or guaranteed signature on file;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS (THE INCOME PHASE)
You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The latest annuity commencement date generally cannot be after the date specified in your policy unless a later date is agreed to by us. The earliest annuity commencement date is at least 30 days after you purchase your policy.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy).
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.
Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
However, IF:
•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;
THEN:
•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping the Company informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability.
We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the only person receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See the TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.

Deaths After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire interest in the policy has not been paid;
THEN:
•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made (there is no death benefit).
NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.
IF:
•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit are reset on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.

Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The death benefit currently offered on this policy is the Return of Premium Death Benefit. The amount of the death benefit for older policies depends on the guaranteed minimum death benefit option, if any, you chose when you bought the policy. Please see below and the Policy Variations Appendix for more information on death benefits for older policies. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive the required information in good order at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment);
•	minimum required cash value; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect when you purchase your policy.
The information below describes prior death benefits that were available for older policies. These death benefits are no longer available for purchase.
Annual Step-Up Death Benefit – No Longer Available
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit was not available if you or the annuitant were 76 or older on the policy date. There was an extra charge for this death benefit of 0.20% annually.
Double Enhanced Death Benefit - No Longer Available
The death benefit under this option is the greater of 1 or 2 below:
1.	The 6% Annually Compounding through age 80 Death Benefit, which was equal to:
•	the total premium payments; less
•	any adjusted partial surrenders;
•	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:
•	the largest policy value on the policy date or on any monthly anniversary before the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any monthly anniversary with the largest policy value; minus
•	any adjusted partial surrenders since the date of the monthly anniversary with the largest policy value.
This benefit was not available if the owner or annuitant were age 76 or older on the policy date and requires you to invest only in certain “designated investment choices”. There was an extra charge for this death benefit of 0.65% annually.
Designated Investment Choices. If you elected the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Double Enhanced Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment choices.
•	You may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
The Double Enhanced Death Benefit was not available if a guaranteed lifetime withdrawal benefit was chosen.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount, is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or an employer sponsored retirement program, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be considered in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of the Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner's death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner's death prior to the annuity starting date, such owner's surviving spouse is the sole beneficiary, under the nonqualified policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of Annuities
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age. You should consult with a tax adviser about the tax consequences in such circumstances.

Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy over the “investment in the policy.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because the Company cannot verify that the owner is disabled, the Company will report such withdrawals to the IRS as early withdrawals with no known exception.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Non-Qualified Stretch Annuity
In certain instances a non-spousal beneficiary may be permitted to elect a “stretch” annuity option as a means of disbursing death proceeds from a non-qualified annuity. The only method the Company uses for making distribution payments from a non-qualified “stretch” annuity is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Partial Annuitization
Under a tax provision enacted in 2010, if part of a non-qualified annuity policy's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.
Tax-Free Exchanges
Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity policy for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity policy issued in an exchange for another annuity policy is treated as new for purposes of the penalty and distribution at death rules.
If the initial contribution is made as a result of an exchange or surrender of another annuity policy, we may require that you provide information relating to the federal income tax status of the previous annuity policy to us.
Revenue Procedure 2011-38 significantly eases the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the code will not be treated as a distribution from either the old or new policy.
Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long-term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc. 2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.
Medicare Tax
Beginning in 2013, distributions from nonqualified annuity policies are considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. The Company is required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Section 3 of the Federal Defense of Marriage Act was ruled unconstitutional and the Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. The Company intends to administer the policy consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law – e.g., domestic and civil union partners – may have adverse tax consequences and/or may not be permissible.

Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the policy. There are several unanswered questions regarding the scope and impact of this ruling and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
The IRS has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death and/or living benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.
Separate Account Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,340,000) and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
Beginning in July of 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code or to an annuity that is a qualified funding asset as defined in the Code Section 130(d) of the Code. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii)

subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Qualified Plan Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
Any systematic withdrawal in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
If you request an additional surrender that exceeds the surrender charge free amount while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. If the request does not exceed the surrender charge free amount, future systematic payment will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Income Benefit Programs
The Family Income Protector and Managed Annuity Programs are no longer available, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Rider Grid for Additional Information on each of these riders.
Initial Payment Guarantee
You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.
The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.
Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.
The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).
Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).
The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.
Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).
Termination. The Initial Payment Guarantee is irrevocable.
The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.
Nursing Care and Terminal Condition Withdrawal Option
No excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances: because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.
This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no charge for this benefit.
There is no restriction on the maximum amount you may surrender under this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging Program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method investment choices or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method. There is no charge for this benefit.
Optional Benefits No Longer Available
The following benefits are no longer available:
•	Additional Death Distribution Rider
•	Additional Death Distribution + Rider

The following Guaranteed Lifetime Withdrawal Benefits are no longer available, but if you have previously elected one of these riders you can still upgrade (if applicable):
•	Living Benefits Rider (also known as Guaranteed Principal SolutionsSM Rider)
•	5 for LifeSM Rider
•	5 for LifeSM with Growth Rider
•	Income SelectSM for Life Rider
•	Retirement Income Choice® Rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit Rider
•	Retirement Income Choice® 1.4 Rider
•	Retirement Income Choice® 1.2 Rider
•	Retirement Income Max® Rider
•	Retirement Income Choice® 1.6 Rider
See Rider Grid for additional information on each of these riders.
OTHER INFORMATION
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There maybe limitations on your ability to change the ownership of a qualified plan. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal tax law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.

Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
We may pay you more than your current cash value for your voluntary participation in certain offerings. We will notify you of the terms of any such offers.
Mixed and Shared Funding
Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.
Exchanges and Reinstatements
You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).
You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
[We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.]
Transamerica Life Insurance Company
Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI's available on the SEC's website at http://www.sec.gov. Our financial strength can be found on our website.
The Separate Account
The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment options, making surrenders (full or partial), and making changes of ownership of your policy.
Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
A limited number of affiliated and unaffiliated broker-dealers were paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.
The selling firms that have selling agreements with us and TCI were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 1.25% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives that may be based, in part on premiums paid after the initial premium. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.
The sales representative who sold you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
Special compensation arrangements are calculated in different ways by different selling firms and may be based on past sales of the policies and other criteria. For instance, in 2014, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from [_____ to _____], and payments of between [___% and ___%] on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.
During 2014, we and/or TCI had such “preferred product” arrangements with the following selling firms:
AXA Advisors LLC • BancWest Investment Services, Inc. • BBVA Compass Investment Solutions, Inc. • CCO Investment Services Corp. • Centarus Financial, Inc. • Cetera Advisor Networks • Cetera Advisors LLC • Cetera Financial Specialists • Cetera Investment Services • CFD Investments, Inc. • Citigroup • Commonwealth Financial Network • Equity Services Inc. • Fifth Third Securities, Inc. • FSC Securities Corporation • Gary Goldberg & Co., Inc. • Hantz Financial Services Inc. • Huntington Investment Company

• ING Financial Partners • Invest Financial Corporation • Investacorp, Inc. • Investment Centers Of America • James T. Borello & Company • Janney Montgomery Scott, LLC • Linsco Private Ledger - LPL • M&T Securities Inc. • Merrill Lynch Life Agency • Money Concepts Capital, Corp • Morgan Stanley Smith Barney • National Planning • NFP Securities • Park Avenue Securities, LLC • Raymond James and Associates • Raymond James Financial Services • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments Inc. • SunTrust Investments Services, Inc. • The Investment Center, Inc. • Transamerica Financial Advisors • Triad Advisors, Inc. • UBS Financial Services, Inc. • US Bancorp Investments Inc. • VSR Financial Services, Inc. • Wells Fargo Advisors, L.L.C. • Wells Fargo Wealth Brokerage Insurance Agency, L.L.C. • Woodbury Financial
During 2014, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):
Name of Firm	Amount Paid in 2014
Linsco Private Ledger - LPL	$[__________]
Morgan Stanley Smith Barney	$[__________]
Wells Fargo Wealth Brokerage	$[__________]
Wells Fargo Advisors, L.L.C.	$[__________]
UBS Financial Services	$[__________]
Transamerica Financial Advisors	$[__________]
Merrill Lynch Life Agency	$[__________]
Hantz Financial Services Inc	$[__________]
CCO Investment Services Corp.	$[__________]
National Planning	$[__________]
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix - Condensed Financial Information

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation Fund - Class 2	American Funds - Asset Allocation Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond Fund - Class 2	American Funds - Bond Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth Fund - Class 2	American Funds - Growth Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income Fund - Class 2	American Funds - Growth-Income Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International Fund - Class 2	American Funds - International Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST(2)
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Money Market - Service Class(3)	Transamerica Aegon Money Market VP – Service Class(3)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of capital.
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Aegon Tactical Vanguard ETF - Growth - Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as secondary objective.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA AllianceBernstein Dynamic Allocation - Service Class	Transamerica AllianceBernstein Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholder that purchased the policy before May 1, 2003.
(3)	There can be no assurance that the Transamerica Aegon Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

CLOSED INVESTMENT OPTIONS:
The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital growth.
JANUS ASPEN SERIES
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	Janus Capital Management LLC
Investment Objective: Capital appreciation.
The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA Systematic Small/Mid Cap Value - Initial Class	Transamerica Systematic Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
The following subaccounts are only available to owners that held an investment in these subaccounts on December 12, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 12, 2011, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Franchise Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Large Cap Growth Portfolio – Class B	AllianceBernstein Large Cap Growth Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Reasonable income with a potential for capital appreciation.
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation with income as secondary goal.
JANUS ASPEN SERIES
Janus Aspen – Enterprise Portfolio – Service Shares	Janus Aspen – Enterprise Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Aspen – Global Research Portfolio – Service Shares	Janus Aspen – Global Research Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
MFS ® VARIABLE INSURANCE TRUST
MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Total Return.

Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: Maximize income while maintaining prospects for capital appreciation.
Templeton Foreign VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Templeton Services, LLC
Investment Objective: Capital appreciation with a secondary goal of income.
MFS ® VARIABLE INSURANCE TRUST
MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management
Investment Objective: Capital appreciation.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	√
American Funds - Asset Allocation Fund - Class 2	√
American Funds - Bond Fund - Class 2	√	√	√	√			√
Fidelity VIP Balanced Portfolio - Service Class 2	√
GE Investments Total Return Fund - Class 3	√
TA Aegon Money Market - Service Class	√	√	√	√			√
TA Aegon Tactical Vanguard ETF - Balanced - Service Class		√	√			√
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	√	√	√	√			√
TA Aegon Tactical Vanguard ETF - Growth - Service Class					√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA AllianceBernstein Dynamic Allocation - Service Class	√	√					√
TA Asset Allocation - Conservative - Service Class	√	√	√	√			√
TA Asset Allocation - Moderate - Service Class	√	√	√			√
TA Asset Allocation - Moderate Growth - Service Class	√				√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	√					√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	√				√
TA BlackRock Tactical Allocation - Service Class						√
TA International Moderate Growth - Service Class	√				√
TA JPMorgan Core Bond - Service Class		√	√	√			√
TA JPMorgan Tactical Allocation - Service Class		√	√	√			√
TA Janus Balanced - Service Class					√
TA Legg Mason Dynamic Allocation - Balanced - Service Class		√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class					√
TA Market Participation Strategy - Service Class		√	√			√
TA Multi-Managed Balanced - Service Class	√
TA PIMCO Tactical - Balanced - Service Class			√			√
TA PIMCO Tactical - Conservative - Service Class			√	√			√
TA PIMCO Tactical - Growth - Service Class					√
TA PIMCO Total Return - Service Class	√	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class		√	√	√			√
TA Vanguard ETF - Balanced - Service Class	√	√	√	√		√
TA Vanguard ETF - Conservative - Service Class	√	√	√	√			√
TA Vanguard ETF - Growth - Service Class	√				√

Designated Investment Options — (Continued)
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
Fixed Account	√	√	√	√			√
(1)	The Double Enhanced Death Benefit is no longer available on new policies.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (excluding any applicable fund facilitation fees) available on December 31, 2014. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.564866 $1.380167 $1.248542 $1.320670 $1.227904 $1.011815 $1.000000	$1.634444 $1.564866 $1.380167 $1.248542 $1.320670 $1.227904 $1.011815	0.000 0.000 0.000 0.000 41,033.365 59,166.767 0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.485671 $1.232947 $1.089402 $1.103903 $1.007176 $0.989759	$1.525412 $1.485671 $1.232947 $1.089402 $1.103903 $1.007176	389,552.362 387,843.469 58,640.577 58,640.577 58,640.577 0.000
American Funds - Bond Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.041223 $1.092401 $1.064318 $1.029604 $0.992900 $1.000880	$1.067877 $1.041223 $1.092401 $1.064318 $1.029604 $0.992900	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.264314 $1.084833 $0.967124 $1.029180 $0.894518 $0.661888 $1.000000	$1.359041 $1.264314 $1.084833 $0.967124 $1.029180 $0.894518 $0.661888	70,092.051 70,479.686 202,444.668 205,680.432 205,267.207 210,572.384 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.755684 $1.455001 $1.295080 $1.349963 $1.255171 $0.989162 $1.000000	$1.759972 $1.755684 $1.455001 $1.295080 $1.349963 $1.255171 $0.989162	100,571.345 100,868.146 101,166.584 101,026.914 103,889.394 56,305.886 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.236507 $1.106082 $1.010614 $1.069482 $1.002820 $0.988791	$1.266926 $1.236507 $1.106082 $1.010614 $1.069482 $1.002820	0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Money Market - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008	$0.888003 $0.908831 $0.930268 $0.952007 $0.974345 $0.997130 $1.000000	$0.867669 $0.888003 $0.908831 $0.930268 $0.952007 $0.974345 $0.997130	0.000 0.000 26,492.733 26,492.733 0.000 410,140.730 499,848.546
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date December 9, 2011	2014 2013 2012 2011	$1.096450 $1.048106 $1.004754 $1.000000	$1.109906 $1.096450 $1.048106 $1.004754	0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008	$1.088842 $1.142855 $1.115588 $1.064206 $1.045079 $1.026549 $1.000000	$1.110882 $1.088842 $1.142855 $1.115588 $1.064206 $1.045079 $1.026549	0.000 0.000 0.000 0.000 0.000 0.000 24,796.039
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date August 16, 2010	2014 2013 2012 2011 2010	$1.121513 $1.073911 $1.039059 $1.046001 $1.000000	$1.154451 $1.121513 $1.073911 $1.039059 $1.046001	370,832.746 362,875.856 293,863.840 293,537.488 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008	$1.144636 $1.073904 $1.025483 $1.025360 $0.965395 $0.791064 $1.000000	$1.140157 $1.144636 $1.073904 $1.025483 $1.025360 $0.965395 $0.791064	0.000 0.000 0.000 0.000 4,809.495 36,603.301 25,794.608
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008	$1.168144 $1.055865 $0.990560 $1.010826 $0.939349 $0.761839 $1.000000	$1.171102 $1.168144 $1.055865 $0.990560 $1.010826 $0.939349 $0.761839	1,545,023.100 1,612,811.792 1,644,338.959 1,825,026.386 2,234,645.865 2,310,531.733 404,624.442
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008	$1.172206 $1.007823 $0.934669 $0.978872 $0.891308 $0.713422 $1.000000	$1.173321 $1.172206 $1.007823 $0.934669 $0.978872 $0.891308 $0.713422	965,772.670 1,019,810.071 1,583,842.522 1,341,822.739 1,416,892.900 1,603,360.459 1,125,198.796
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(4) Subaccount inception Date November 10, 2014	2014	$9.998091	$9.895908	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(5) Subaccount inception Date November 10, 2014	2014	$9.998091	$9.856044	0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008	$1.012772 $0.921691 $0.838772 $0.928410 $0.861942 $0.682134 $1.000000	$0.981709 $1.012772 $0.921691 $0.838772 $0.928410 $0.861942 $0.682134	829,951.851 839,693.780 855,573.892 861,839.394 940,227.247 908,777.419 462,486.792

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008	$1.392992 $1.210752 $1.102657 $1.087704 $0.898631 $0.730313 $1.000000	$1.503890 $1.392992 $1.210752 $1.102657 $1.087704 $0.898631 $0.730313	152,896.261 152,896.261 152,896.261 152,896.261 65,681.892 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008	$1.114335 $1.172955 $1.118738 $1.080675 $1.034332 $0.914573 $1.000000	$1.135989 $1.114335 $1.172955 $1.118738 $1.080675 $1.034332 $0.914573	19,368.653 22,333.800 80,217.738 80,939.985 126,132.538 191,381.210 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.144631 $1.051338 $0.992803 $1.001395 $0.925927 $0.813250 $1.000000	$1.169226 $1.144631 $1.051338 $0.992803 $1.001395 $0.925927 $0.813250	328,828.584 284,663.303 109,564.307 109,564.307 109,564.307 109,564.307 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.175534 $1.119538 $1.074850 $1.066205 $0.997267 $0.999936	$1.208744 $1.175534 $1.119538 $1.074850 $1.066205 $0.997267	0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.165252 $1.004059 $0.921315 $0.953742 $0.863815 $0.717740 $1.000000	$1.183702 $1.165252 $1.004059 $0.921315 $0.953742 $0.863815 $0.717740	91,193.713 91,359.743 25,021.955 25,197.772 85,954.038 112,931.656 25,744.346

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007	$1.246032 $0.937350 $0.809530 $0.772719 $0.693596 $0.583523 $0.996279 $1.000000	$1.344985 $1.246032 $0.937350 $0.809530 $0.772719 $0.693596 $0.583523 $0.996279	227,154.048 398,651.220 245,596.460 116,716.158 0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007	$1.406532 $1.039502 $0.901922 $0.948778 $0.874638 $0.645899 $1.086768 $1.000000	$1.581423 $1.406532 $1.039502 $0.901922 $0.948778 $0.874638 $0.645899 $1.086768	168,233.966 190,420.061 96,222.498 42,759.847 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.378555 $1.065865 $0.929265 $0.967811 $0.838051 $0.626367 $1.106693 $1.000000	$1.520220 $1.378555 $1.065865 $0.929265 $0.967811 $0.838051 $0.626367 $1.106693	1,211,381.391 1,408,884.294 1,220,624.739 486,545.056 343,173.154 38,114.885 58,886.927 26,292.375
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.128841 $0.894141 $0.773462 $0.778011 $0.685479 $0.534361 $0.946121 $1.000000	$1.209440 $1.128841 $0.894141 $0.773462 $0.778011 $0.685479 $0.534361 $0.946121	318,350.315 331,935.606 390,176.309 206,490.300 27,256.759 19,540.326 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007	$1.432065 $1.066148 $0.943638 $0.955719 $0.781239 $0.618145 $1.187869 $1.000000	$1.570155 $1.432065 $1.066148 $0.943638 $0.955719 $0.781239 $0.618145 $1.187869	66,419.884 98,081.136 131,753.377 136,731.030 87,262.768 188,675.400 78,699.092 0.000
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.404658 $1.034030 $0.877468 $0.871262 $0.714448 $0.497297 $1.122406 $1.000000	$1.553069 $1.404658 $1.034030 $0.877468 $0.871262 $0.714448 $0.497297 $1.122406	21,083.829 22,738.592 7,051.116 9,839.333 140.226 140.226 140.226 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.487145 $1.108212 $0.979502 $1.112453 $0.876053 $0.634696 $1.064131 $1.000000	$1.557376 $1.487145 $1.108212 $0.979502 $1.112453 $0.876053 $0.634696 $1.064131	652,139.549 746,311.404 480,251.939 389,585.856 239,743.542 130,784.396 95,843.655 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.255537 $0.976472 $0.778143 $0.866127 $0.694130 $0.447216 $0.929567 $1.000000	$1.320802 $1.255537 $0.976472 $0.778143 $0.866127 $0.694130 $0.447216 $0.929567	278,084.813 316,437.662 69,069.817 65,411.545 154,721.505 321,966.434 145,251.507 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353 $1.000000	$1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353	588,127.870 612,626.793 293,506.488 13,684.532 11,327.376 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403 $1.000000	$1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.9655403	160,059.428 291,182.291 334,813.876 247,806.075 138,451.656 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.332374 $0.964999 $1.000000	$1.423414 $1.332374 $0.964999	0.000 15,236.121 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.021476 $0.776039 $0.667878 $0.699985 $0.662709 $0.454172 $0.956149 $1.000000	$1.073289 $1.021476 $0.776039 $0.667878 $0.699985 $0.662709 $0.454172 $0.956149	167,919.392 173,748.598 46,421.376 6,730.038 6,730.038 6,730.038 6,730.038 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.567806 $1.202220 $1.040555 $1.071240 $0.864100 $0.605702 $1.092409 $1.000000	$1.738015 $1.567806 $1.202220 $1.040555 $1.071240 $0.864100 $0.605702 $1.092409	43,158.125 45,680.349 27,931.504 26,837.333 5,092.875 5,092.875 5,092.875 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.073093 $0.848319 $0.716654 $0.843596 $0.739380 $0.544832 $0.999557 $1.000000	$1.135959 $1.073093 $0.848319 $0.716654 $0.843596 $0.739380 $0.544832 $0.999557	169,013.082 182,079.955 177,227.185 60,612.123 58,537.270 67,651.539 0.000 0.000
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.371406 $1.103689 $1.008706 $1.052671 $0.923874 $0.703750 $0.988260 $1.000000	$1.468778 $1.371406 $1.103689 $1.008706 $1.052671 $0.923874 $0.703750 $0.988260	25,312.390 24,898.736 8,810.236 5,377.467 1,885.477 1,889.194 1,893.494 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 011 2010 2009 2008 2007	$1.794909 $1.286900 $1.077817 $1.219205 $0.908059 $0.564330 $0.944800 $1.000000	$1.639891 $1.794909 $1.286900 $1.077817 $1.219205 $0.908059 $0.564330 $0.944800	63,472.409 64,586.692 67,561.720 65,247.208 12,336.796 22,342.919 1,662.215 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.222769 $1.042673 $0.951717 $0.948559 $0.876023 $0.753440 $0.982111 $1.000000	$1.307135 $1.222769 $1.042673 $0.951717 $0.948559 $0.876023 $0.753440 $0.982111	286,487.298 341,219.788 172,886.386 87,248.586 53,895.854 48,063.575 36,892.965 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130 $1.000000	$1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130	29,425.062 34,051.788 21,544.514 21,646.850 3,864.024 3,868.450 3,873.326 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007	$1.461605 $1.388301 $1.197712 $1.157441 $1.042268 $0.716731 $0.970205 $1.000000	$1.500974 $1.461605 $1.388301 $1.197712 $1.157441 $1.042268 $0.716731 $0.970205	766,327.627 997,487.931 381,359.935 189,092.404 135,827.931 139,736.995 179,144.803 5,022
TA Aegon Money Market - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007	$0.974981 $0.987067 $0.999469 $1.011863 $1.024461 $1.035943 $1.024409 $1.000000	$0.962963 $0.974981 $0.987067 $0.999469 $1.011863 $1.024461 $1.035943 $1.024409	346,532.142 491,937.771 601,488.155 428,457.385 278,846.615 175,700.728 180,892.971 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007	$1.241648 $1.285914 $1.238381 $1.165195 $1.130004 $1.095199 $1.030008 $1.000000	$1.283410 $1.241648 $1.285914 $1.238381 $1.165195 $1.130004 $1.095199 $1.030008	565,227.715 579,135.836 467,563.581 335,211.033 280,082.228 179,774.086 268,176.283 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2014 2013 2012 2011 2010 2009 2008 2007	$1.221765 $1.268588 $1.224942 $1.155985 $1.123009 $1.091239 $1.028649 $1.000000	$1.260046 $1.221765 $1.268588 $1.224942 $1.155985 $1.123009 $1.091239 $1.028649	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AllianceBernstein Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.117826 $1.055945 $1.007344 $1.001737 $0.928044 $0.715652 $1.147892 $1.000000	$1.165415 $1.117826 $1.055945 $1.007344 $1.001737 $0.928044 $0.715652 $1.147892	74,974.659 95,020.908 72,904.601 16,385.469 10,304.467 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.229666 $1.138414 $1.072688 $1.057969 $0.983355 $0.795090 $1.021416 $1.000000	$1.241063 $1.229666 $1.138414 $1.072688 $1.057969 $0.983355 $0.795090 $1.021416	1,488,590.907 1,820,908.175 1,166,344.786 446,770.513 163,608.614 287,379.543 29,044.891 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.142856 $0.912494 $0.820582 $0.878403 $0.773706 $0.603440 $1.012200 $1.000000	$1.159559 $1.142856 $0.912494 $0.820582 $0.878403 $0.773706 $0.603440 $1.012200	1,818,656.345 1,637,894.345 955,925.047 351,697.872 43,744.168 86,447.348 56,071.597 0.000
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.232675 $1.099631 $1.017445 $1.024133 $0.939452 $0.752513 $1.029175 $1.000000	$1.251146 $1.232675 $1.099631 $1.017445 $1.024133 $0.939452 $0.752513 $1.029175	2,481,874.934 2,926,303.107 1,766,055.495 252,267.832 52,355.906 88,838.746 49,711.129 0.000
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.191174 $1.010255 $0.924533 $0.955289 $0.858024 $0.677869 $1.020832 $1.000000	$1.206727 $1.191174 $1.010255 $0.924533 $0.955289 $0.858024 $0.677869 $1.020832	2,457,748.600 3,041,164.193 819,379.846 374,519.297 103,718.704 25,322.940 11,234.727 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.126343 $0.875601 $0.793567 $0.782085 $0.716970 $0.636826 $0.975360 $1.000000	$1.247819 $1.126343 $0.875601 $0.793567 $0.782085 $0.716970 $0.636826 $0.975360	3,203,431.614 3,300,525.957 2,837,981.045 2,594,401.526 2,624,342.547 498,832.746 7,078.250 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.361908 $1.227411 $1.129702 $1.102517 $1.003480 $0.993371	$1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480	265,386.575 228,233.483 120,370.567 55,760.393 55,764.524 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$0.892950 $0.870207 $0.703489 $0.755619 $0.661431 $0.501961 $0.882088 $1.000000	$1.001553 $0.892950 $0.870207 $0.703489 $0.755619 $0.661431 $0.501961 $0.882088	557,657.230 490,892.607 193,414.619 142,105.338 103,545.037 111,925.268 87,241.772 9,551
TA International Moderate Growth - Service Class Subaccount inception date May 25, 2012	2014 2013 2012	$1.011022 $0.910209 $0.884528	$0.990669 $1.011022 $0.910209	181,535.801 190,145.172 99,123.849
TA Jennison Growth - Initial Class Subaccount Inception Date November 20, 1996	2014 2013 2012 2011 2010 2009 2008 2007	$1.563624 $1.149698 $1.005571 $1.024559 $0.924062 $0.663540 $1.066570 $1.000000	$1.698092 $1.563624 $1.149698 $1.005571 $1.024559 $0.924062 $0.663540 $1.066570	817,851.802 961,377.721 827,227.902 861,595.491 898,271.027 58,255.688 56,353.894 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2014 2013 2012 2011 2010 2009 2008 2007	$1.313942 $1.003915 $0.873670 $0.878069 $0.771901 $0.603098 $0.974724 $1.000000	$1.481805 $1.313942 $1.003915 $0.873670 $0.878069 $0.771901 $0.603098 $0.974724	1,888,728.664 1,089,281.773 567,402.305 640,160.723 955,697.448 867,921.368 350,271.455 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.935504 $1.490639 $1.255336 $1.249382 $1.029949 $0.985165	$2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949	125,514.417 106,245.661 58,014.574 5,549.972 1,787.372 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007	$1.151699 $0.987451 $0.818502 $0.921384 $0.844275 $0.644262 $1.008122 $1.000000	$1.078628 $1.151699 $0.987451 $0.818502 $0.921384 $0.844275 $0.644262 $1.008122	541,493.421 483,612.470 176,464.047 77,332.158 57,930.215 35,539.162 784.555 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.482984 $1.012826 $0.887550 $0.954020 $0.757969 $0.599986 $0.954687 $1.000000	$1.552605 $1.482984 $1.012826 $0.887550 $0.954020 $0.757969 $0.599986 $0.954687	611,191.698 535,470.415 376,559.102 330,831.888 217,574.431 117,397.925 117,423.314 0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007	$1.699703 $1.236822 $1.148106 $1.246029 $0.942178 $0.594140 $1.120084 $1.000000	$1.678970 $1.699703 $1.236822 $1.148106 $1.246029 $0.942178 $0.594140 $1.120084	518,084.535 328,308.609 264,853.033 194,665.564 52,962.884 12,360.682 12,752.965 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.459755 $1.251552 $1.125777 $1.095604 $0.893729 $0.716487 $1.073217 $1.000000	$1.597585 $1.459755 $1.251552 $1.125777 $1.095604 $0.893729 $0.716487 $1.073217	774,678.246 931,006.225 88,732.739 2,881.724 9,831.489 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.325138 $1.376763 $1.296205 $1.234951 $1.166474 $1.017843 $1.060211 $1.000000	$1.369953 $1.325138 $1.376763 $1.296205 $1.234951 $1.166474 $1.017843 $1.060211	1,797,824.057 2,129,240.709 1,402,992.753 1,074,149.051 944,465.364 488,196.617 179,905.021 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007	$1.763794 $1.310052 $1.139747 $1.185467 $0.920358 $0.650679 $1.114169 $1.000000	$1.833040 $1.763794 $1.310052 $1.139747 $1.185467 $0.920358 $0.650679 $1.114169	740,257.261 837,846.581 920,470.277 960,827.653 1,083,400.299 925,908.280 817,966.099 51,065
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.919517 $1.348983 $1.180665 $1.175500 $0.885390 $0.646321 $1.026592 $1.000000	$2.019989 $1.919517 $1.348983 $1.180665 $1.175500 $0.885390 $0.646321 $1.026592	608,873.379 755,829.287 250,407.525 131,578.213 99,571.206 85,462.541 75,660.367 0.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007	$1.444409 $1.098759 $0.949844 $0.984005 $0.836016 $0.582120 $1.017707 $1.000000	$1.569159 $1.444409 $1.098759 $0.949844 $0.984005 $0.836016 $0.582120 $1.017707	1,510,793.969 1,623,364.593 1,565,442.596 965,909.051 694,822.922 625,211.959 275,627.709 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007	$1.021633 $0.831892 $0.721488 $0.852323 $0.795520 $0.639849 $1.059192 $1.000000	$0.956707 $1.021633 $0.831892 $0.721488 $0.852323 $0.795520 $0.639849 $1.059192	791,783.208 834,055.648 813,009.224 761,714.012 741,595.095 761,038.355 607,184.790 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2008	2014 2013 2012 2011 2010 2009	$1.286277 $1.168742 $1.091750 $1.089393 $0.996462 $0.991650	$1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462	146,694.460 113,819.385 50,604.121 0.000 0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	45,242.275 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Growth - Service Class(4) Subaccount inception date May 1, 2008	2014 2013 2012 2011 2010 2009	$1.408111 $1.200284 $1.089474 $1.115713 $0.999658 $0.988780	$1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658	202,945.613 30,724.346 29,717.899 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class(6) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.230990 $0.940904 $0.841860 $0.885413 $0.760941 $0.596343 $1.118328 $1.000000	$1.350793 $1.230990 $0.940904 $0.841860 $0.885413 $0.760941 $0.596343 $1.118328	2,229,340.492 2,569,166.852 2,364,195.485 2,351,391.808 1,560,393.024 1,328,910.460 439,640.646 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	TA BlackRock Global Allocation Managed Risk – Balanced was available on or about November 10, 2014.
(5)	TA BlackRock Global Allocation Managed Risk – Growth was available on or about November 10, 2014.
(6)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio – Growth.

APPENDIX
POLICY VARIATIONS
The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.
Approximate First Issue Date
Policy Form Number	AV212 101 75 1292	May 1993
	V829 & S831 (replacement pages)	January 1994
	AV265 101 89 396	June 1996
	AV339 101 101 497	July 1997
	AV400 101 107 198	May 1998
	AV864 101 165 103	November 2003
Policy Endorsement Form Number	AE872 395	May 1995
	AE900 396	June 1996
	AE957 497	July 1997

Product Feature	Transamerica Freedom 95 Form Number: AV212 101 75 1292	Transamerica Freedom 95 Form Number: AV212 101 75 1292, with V829 and S831 Replacement Pages AV212 101 75 395 SP Replacement Spec AE 872 395 Death Benefit Endorsement	Transamerica Freedom 96 Form Number: AV265 101 89 396 AE900 396
Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding or Annual Step-Up.	5% Annually Compounding or Annual Step-Up.	A. 5% Annually Compounding
B. Annual Step-Up
C. Return of Premium
Option A is available if Owner and Annuitant are both under age 75.
Option B is available if Owner and Annuitant are both under age 81.
Option C is available for issue ages 81-84.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greater of:
1) the Policy Value on the date we receive due proof of death
2) the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.	Greater of:
1) the Policy Value on the date we receive due proof of death
		2) the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.65% first 10 policy years • 0.25% less after first 10 policy years	• 1.65% first 10 policy years • 0.25% less after first 10 policy years	• 1.65% first 10 policy years • 0.25% less after first 10 policy years
Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	No	No
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the Fixed Account)	N/A	N/A	1, 3 and 5 year Guaranteed Periods available.
Distribution Financing Charge	N/A	Applicable	Applicable

POLICY VARIATIONS — (Continued)
Product Feature	Transamerica Freedom 95 Form Number: AV212 101 75 1292	Transamerica Freedom 95 Form Number: AV212 101 75 1292, with V829 and S831 Replacement Pages AV212 101 75 395 SP Replacement Spec AE 872 395 Death Benefit Endorsement	Transamerica Freedom 96 Form Number: AV265 101 89 396 AE900 396
Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary
Optional Riders	• Family Income Protector • Managed Annuity Program • 5 for LifeSM 2005	• Family Income Protector • Managed Annuity Program • 5 for LifeSM 2005	• Taxpayer 2003 • Taxpayer Plus 2 • Taxpayer • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • 5 for LifeSM 2005
Excess Interest Adjustment	N/A	N/A	Yes
Asset Rebalancing Option	Yes	Yes	Yes
Dollar Cost Averaging Option	Yes (No fixed DCA Account)	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	N/A	N/A	Yes (by Endorsement AE 900 396)
Unemployment Waiver	N/A	N/A	N/A

Product Feature	Transamerica Freedom 97 Form Number: AV339 101 101 497 AE957 497	Transamerica Freedom 98 Form Number: AV400 101 107 198 AE957 497	Transamerica Freedom 98 Form Number: AV400 101 107 198 RGMI 1 798
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding B. Annual Step-Up C. Return of Premium Option A is available if Owner and Annuitant are both under age 75. Option B is available if Owner and Annuitant are both under age 81.	A. 5% Annually Compounding
B. Double Enhanced
C. Return of Premium
Option A is available if Owner and Annuitant are both under age 75.
Option B is available if Owner and Annuitant are both under age 81.	A. 5% Annually Compounding
B. Double Enhanced
C. Return of Premium
Option A is available if Owner and Annuitant are both under age 75.
Option B is available if Owner and Annuitant are both under age 81.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit.	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit.	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.50% for Return of Premium - first 10 Policy Years • 1.65% for Annual Step-Up - first 10 Policy Years • 1.65% for 5% Compounding - first 10 Policy Years • 0.25% less after First 10 Policy Years	• 1.50% for Return of Premium - first 10 Policy Years • 1.65% for Double Enhanced - first 10 Policy Years • 1.65% for 5% Compounding - first 10 Policy Years • 0.25% less after First 10 Policy Years	• 1.50% for Return of Premium - first 10 Policy Years • 1.65% for Double Enhanced - first 10 Policy Years • 1.65% for 5% Compounding - first 10 Policy Years • 0.25% less after First 10 Policy Years
Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	Yes –1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes –1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.

POLICY VARIATIONS — (Continued)
Product Feature	Transamerica Freedom 97 Form Number: AV339 101 101 497 AE957 497	Transamerica Freedom 98 Form Number: AV400 101 107 198 AE957 497	Transamerica Freedom 98 Form Number: AV400 101 107 198 RGMI 1 798
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the Fixed Account)	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.
Distribution Financing Charge	Applicable	Applicable	Applicable
Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary
Optional Riders	• Taxpayer 2003 • Taxpayer Plus 2 • Taxpayer • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • 5 for LifeSM 2005	• Taxpayer 2003 • Taxpayer Plus 2 • Taxpayer • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • 5 for LifeSM 2005	• Taxpayer 2003 • Taxpayer Plus 2 • Taxpayer • Family Income Protector • Managed Annuity Program • Managed Annuity Program II • Living Benefit Rider 2003 • Living Benefit Rider 2005 • 5 for LifeSM 2005
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes (by Endorsement AE 957 497)	Yes (by Endorsement AE 957 497)	Yes (by Endorsement AE 957 497)
Unemployment Waiver	N/A	N/A	N/A

Product Feature	Transamerica Freedom 2003 Form Number: AV864 101 165 103	Transamerica Freedom 2006 Form Number: AV864 101 165 103	Transamerica Freedom 2008 Form Number: AV864 101 165 103
Guaranteed Minimum Death Benefit Option(s)	A. Modal Double Enhanced - RGMD 6 0203
B. Modal Annual Step-Up - RGMD 5 0103
C. Return of Premium - RGMD 8 0603.
Option A is available if Owner and Annuitant are both under age 75.
Option B is available if Owner and Annuitant are under age 81.	A. Modal Double Enhanced - RGMD 6 0203
B. Modal Annual Step-Up - RGMD 5 0103
C. Return of Premium - RGMD 8 0603
Option A is available if Owner and Annuitant are both under age 76.
Option B is available if Owner and Annuitant are under age 81.	A. Modal Double Enhanced - RGMD 15 0108
B. Modal Annual Step-Up - RGMD 5 0103
C. Return of Premium - RGMD 8 0603
Option A is available if Owner and Annuitant are both under age 76.
Option B is available if Owner and Annuitant are under age 76. For riders issued on or after December 12, 2011. No longer available after January 30, 2015.
Option C is available is owner and annuitant are age 86 or younger. For riders issued prior to December 12, 2011. Option C is available if owner and annuitant are age 90 or younger.

POLICY VARIATIONS — (Continued)
Product Feature	Transamerica Freedom 2003 Form Number: AV864 101 165 103	Transamerica Freedom 2006 Form Number: AV864 101 165 103	Transamerica Freedom 2008 Form Number: AV864 101 165 103
Double Enhanced Death Benefit Designated Funds
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.	N/A	N/A	• AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
• American Funds - Asset Allocation Fund - Class 2
• American Funds - Bond Fund - Class 2
• Fidelity VIP Balanced Portfolio - Service Class 2
• Franklin Founding Funds Allocation VIP Fund - Class 4
• GE Investments Total Return Fund - Class 3
• TA Aegon Money Market - Service Class
• TA Aegon Tactical Vanguard ETF - Conservative - Service Class
• TA Aegon U.S. Government Securities - Service ClassTA AllianceBernstein Dynamic Allocation - Service Class
• TA Asset Allocation - Conservative - Service Class
• TA Asset Allocation - Moderate - Service Class
• TA Asset Allocation - Moderate Growth - Service Class
• TA International Moderate Growth - Service Class
• TA Multi-Managed Balanced - Service Class
• TA PIMCO Total Return - Service Class
• TA Vanguard ETF - Balanced - Service Class
• TA Vanguard ETF - Conservative - Service Class
• TA Vanguard ETF - Growth - Service Class
Death Proceeds	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit	Greatest of: 1) Policy Value 2) Cash Value 3) Guaranteed Minimum Death Benefit
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.65% for Return of Premium • 1.85% for Annual Step-Up • 2.15% for Double Enhanced	• 1.60% for Policy Value • 1.70% for Return of Premium • 1.90% for Annual Step-Up • 2.20% for Double Enhanced	• 1.70% for Return of Premium • 1.90% for Annual Step-Up • 2.35% for Double Enhanced
Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	Yes –1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes –1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes –1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.

POLICY VARIATIONS — (Continued)
Product Feature	Transamerica Freedom 2003 Form Number: AV864 101 165 103	Transamerica Freedom 2006 Form Number: AV864 101 165 103	Transamerica Freedom 2008 Form Number: AV864 101 165 103
Fund Facilitation Fee	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.
• 0.10% if you choose TA BlackRock Global Allocation.	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.
• 0.10% if you choose TA BlackRock Global Allocation.	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.
• 0.10% if you choose TA BlackRock Global Allocation.
Guaranteed Period Options (available in the Fixed Account)	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.	1, 3, 5, and 7 year Guaranteed Periods available.
Distribution Financing Charge	Applicable	Applicable	Applicable
Annual Contract Charge (Service Charge)	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary	If policy value is: $0-$1750 = 2% $1751-$49999.99 = $35 +$49999.99 = $0 Assessed on each Policy Anniversary
Optional Riders	• Taxpayer 2003 • Taxpayer Plus 2 • Living Benefit Rider 2003 • 5 for LifeSM 2005 • Income SelectSM for Life	• Taxpayer 2003
• Taxpayer Plus 2
• Living Benefit Rider 2005
• 5 for LifeSM 2005
• Income SelectSM for Life
• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Max®	• Taxpayer 2003
• Taxpayer Plus 2
• Living Benefit Rider 2005
• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Choice® 1.6
• Retirement Income Max®
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 4%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .095 M = 30 = 50,000.00 * (.055 - .095) * (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,896.14 - 57,161.18 = -5,265.03
Adjusted policy value = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 –7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .045 M = 30 = 50,000.00 * (.055 - .045) * (30/12) = 1,250.00
Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + 1,250.00 = 58,411.18
Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E
R	=	the requested partial surrender;
E	=	the excess interest adjustment
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .065 M = 30 = 12,838.82 * (.055 - .065) * (30/12) = - 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .045 M = 30 = 12,838.82 * (.055 - .045) * (30/12) = 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 – 320.97) = 37,482.15

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 95,550	$ 95,400	$100,000	$ 95,200	$100,000
2	18%	$112,319	$112,000	$100,000	$111,574	$111,574
3	15%	$128,661	$128,128	$100,000	$127,418	$127,418
4	-7%	$119,076	$118,390	$100,000	$117,479	$127,418
5	2%	$120,922	$120,047	$100,000	$118,889	$127,418
6	10%	$132,470	$131,332	$100,000	$129,827	$129,827
7	14%	$150,420	$148,930	$100,000	$146,964	$146,964
8	-3%	$145,230	$143,569	$100,000	$141,379	$146,964
9	17%	$169,266	$167,114	$100,000	$164,283	$164,283
10	6%	$178,660	$176,138	$100,000	$172,826	$172,826
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ISFL	Income SelectSM For Life
Abbreviation	Definition
MAP	Managed Annuity Program
MAV	Minimum Annuitization Value
MAWA	Maximum Annual Withdrawal Amount
MIB	Minimum Income Base
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Purpose of Rider	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MAV that you will have to apply to a payment option.
• Growth rate for MAV is currently at 6% but will never be less than 3%.
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 6% but will never be less than 3%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 5% but there is no guaranteed minimum growth rate for the rider and it could be as low as 0%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• If you terminate the FIP rider (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after December of 2000 and prior to February of 2002.
NOTE: As of February 2002, no new issues of this rider are allowed. This does not change any of the other terms and conditions of the FIP riders issued before February of 2002.	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after March of 2001 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP riders added on or before January 24, 2003.	• Issue age 0-84, but not yet 85 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after September of 2002 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP II riders added on or before January 24, 2003.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Base Benefit and Optional Fees	Prior to Annuitization (Accumulation Phase) Base fee is .30% of the MAV After Annuitization (Income Phase) Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase) Base fee is .45% of the MIB After Annuitization (Income Phase) Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase) Currently .45% of the MIB After Annuitization (Income Phase) Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.
Fee Frequency	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
• The rider fee is waived if the policy value is greater than 200% of the MAV.	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
		• The rider fee is waived if the policy value is greater than 200% of the MIB.	• The rider fee is charged annually on the rider date prior to annuitization. • Fee is also assessed at time of total surrender of the annuity, or annuitization.
Death Benefit	N/A	N/A	N/A
Investment restrictions and/or Designated Funds Available	N/A	N/A	N/A
Withdrawal Benefits	N/A	N/A	N/A
Automatic Step-Up Benefit	N/A	N/A	N/A
Exercising Rider	• Must wait a minimum of 10 years to annuitize with the benefits of this rider.
• Once the 10-year waiting period has been satisfied, may only annuitize within 30 days after any policy anniversary prior to the 95th birthday in order to utilize the benefit of the FIP.
• Annuity payments under the FIP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP.
• Annuity payments under the MAP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP II.
• Annuity payments under the MAP II are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Life w/20 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain
–Joint Life & Full Survivor w/20 Years Certain

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Income Benefit or Other Benefit Payout Considerations	If you choose to annuitize your policy prior to the end of the 10 year waiting period, you may not utilize the benefit of the FIP rider.	If you annuitize using the MAP rider before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment resulting in lower payments than if an annuity factor age adjustment was not used. The age adjustment shown in the table below should be subtracted from your current age nearest birthday. The years shown in the table below should be considered complete years since the Rider Date and the age adjustment is as follows:
Rider YearsAge Adjustment

 1................................................9
 2................................................8
 3................................................7
 4................................................6
 5................................................5
 6................................................4
 7................................................3
 8................................................2
 9................................................1
10+............................................0	If you annuitize using the MAP II rider before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The years shown in the table below should be considered complete years since the Rider Date and the income vesting schedule is as follows:
Rider YearsVesting %

 1...........................................50%
 2...........................................55%
 3...........................................60%
 4...........................................65%
 5...........................................70%
 6...........................................75%
 7...........................................80%
 8...........................................85%
 9...........................................90%
10.......................................100%
Rider Upgrade	• Can upgrade the rider within 30 days after any policy anniversary, prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective between February of 2002 and May of 2003 the rider available for upgrade was the MAP.
• Effective since May of 2003 the rider available for upgrade is the MAP II.	• Can upgrade any time after the first Rider Anniversary and prior to the annuitant's 91st birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective May of 2003 the only rider available for upgrade is the MAP II.	• Can upgrade any time within 30 days after any Rider Anniversary prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of upgrade, including all its charges and features.
Rider Termination	The rider is irrevocable and cannot be terminated upon request. The rider however can be terminated upon the earliest of the following:
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MAV under the FIP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP II);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	Additional Death Distribution 2003	Additional Death Distribution +
Rider Form Number[1]	RTP 1 201	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Purpose of Rider	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age) • Not available in all states. • Can be added at any time including post-issue	• Issue age 0-80 but not yet 81 years old. • Not available in all states • Can be added at any time including post issue.	• Issue age 0-80 but not yet 81 years old. • Not available in all states • Can be added at any time including post issue
Base Benefit and Optional Fees at issue	Percentage of Policy Value - 0.25%	Percentage of Policy Value – 0.25%	Percentage of Policy Value – 0.55%
Fee Frequency	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.
Death Benefit	Amount is paid whenever a death benefit is paid and the rider is attached.
• amount paid=ADB Factor x Rider Earnings*
• ADB Factor - 40% for issue ages 0-70 and 25% for issue ages 71-80.
*Rider earnings are defined as:
–the death proceeds of the base policy; minus
–policy value on the rider date; minus
–premium payments after the rider date; plus
–surrenders after the rider date that exceed the rider earnings on the date of the surrender.
NOTE: No benefit is payable under the ADB rider if there are no rider earnings on the date the death benefit is calculated.	Amount is paid whenever a death benefit is paid and the rider is attached.
• Amount paid=ADB Factor x Rider Earnings*
• ADB Factor - 40% for issue ages 0-70 and 25% for issue ages 71-80.
*Rider earnings are defined as:
- the policy value on the date the death benefit is determined; minus
-policy value on the rider date; minus
- premium payments after the rider date; plus
- surrenders after the rider date that exceed the rider earnings on the date of the surrender.
NOTE: No benefit is payable under the ADD rider if there are no rider earnings on the date the death benefit is calculated.	Amount is paid whenever a death benefit is paid and the rider is attached.
• Prior to 5th rider anniversary = Sum of all fees paid for this rider since the rider date
• On or after 5th rider anniversary = Rider Benefit Base* x Rider Benefit Percentage** (30% or 20%).
*The Rider Benefit Base at any time is equal to the Policy Value less any premiums added after the Rider Date
**The Rider Benefit Percentage may vary but is currently equal to 30% for issue ages 0-70 and 20% for issue ages 71-75.
NOTE: No benefit is payable under the ADD rider if there are no rider earnings on the date the death benefit is calculated.
Investment Restrictions and/or Designated Funds Available	N/A	N/A	N/A
Withdrawal Benefits	N/A	N/A	N/A
Automatic Step-Up Benefit	N/A	N/A	N/A
Exercising Rider	No further action required to exercise the rider.	No further action required to exercise the rider.	No further action required to exercise the rider.
Income Benefit or Other Benefit Payout Considerations	Spousal Continuation:
	If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Benefit, the spouse will generally receive a one-time policy value increase equal to the Additional Death Benefit. At this time the rider will terminate.	N/A	N/A
Rider Upgrade	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	Additional Death Distribution 2003	Additional Death Distribution +
Rider Form Number[1]	RTP 1 201	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513
Rider Termination	The rider can be added or dropped at any time. If the rider is dropped and re-added, the rider will only cover earnings accumulated since the rider was re-added.
The rider will remain in effect until:
• you cancel it by notifying our administrative office in writing.
• the policy is annuitized or surrendered
• or the additional death benefit is paid.	The rider can be added or dropped at any time. If the rider is dropped and re-added, the rider will only cover earnings accumulated since the rider was re-added.
The rider will remain in effect until:
• you cancel it by notifying our administrative and service office in writing,
• the policy is annuitized or surrendered
• or the additional death benefit is paid	The rider can be added or dropped at any time. If the rider is terminated they must wait one year to re-add rider.
The rider will remain in effect until:
• you cancel it by notifying our administrative and service office in writing,
• the policy is annuitized or surrendered
• or the additional death benefit is paid

Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Guaranteed Principal Solutions Rider (2005)[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 4 0504
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
•
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.75% (prior to 11/4/13)	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)
Percentage of “Principal Back” TWB:

For riders issued on or after 5/1/14.......................................1.25%
For riders issued between 5/1/09 and 11/3/13.....................................0.90%
For riders issued prior to 5/1/090.60%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Guaranteed Principal Solutions Rider (2005)[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 4 0504
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	N/A	N/A	N/A
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	All funds within the product are considered designated funds for this purpose. You must, however, adhere to the Portfolio Allocation Method. See below.	All funds within the product are considered designated funds for this purpose. You must, however, adhere to the Portfolio Allocation Method. See below.	All funds within the product are considered designated funds for this purpose. You must, however, adhere to the Portfolio Allocation Method. See below.
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Subaccount: TA U.S. Government Securities	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Subaccount: TA U.S. Government Securities	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Subaccount: TA U.S. Government Securities

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Guaranteed Principal Solutions Rider (2005)[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 4 0504
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Guaranteed Principal Solutions Rider (2005)[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 4 0504
Income Benefit or Other Benefit Payout Considerations	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.
Rider Upgrade	Rider upgrades are not available.	• May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade anytime after the 3rd Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 3 years from the Rider Start Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Purpose of Rider	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)	Percentage of the TWB. Additional option fees would be added to the base.
Single Life

(5/1/07 - 11/3/13)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(prior to 5/1/07)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.10%
Joint Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(prior to 5/1/07)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Death Benefit	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	• Growth Only - N/A
		• Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Automatic Step-Up Benefit	N/A	N/A	N/A
Exercising Rider	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical impairment; does not include dementia, Alzheimer's or other forms of mental illness.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Income Benefit or Other Benefit Payout Considerations	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.	Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
The income benefit percentage is determined by the annuitant's age at the time of the first withdrawal taken on or after January 1st following the annuitant's 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%

 55-58..................................0.0%
 59-64..................................4.5%
 65-69..................................5.0%
 70-74..................................5.5%
 75-79..................................6.0%
 80-84..................................6.5%
 85-89..................................7.0%
 90-94..................................7.5%
 95+......................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's age increases.
Rider Upgrade	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(prior to 11/4/13)
Base Fee.....................................0.60%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(prior to 11/4/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees
(2/21/11 - 11/3/13)
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%
Base Benefit Fees
(9/21/09 - 2/2011)
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AllianceBernstein Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Balanced
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon Tactical Vanguard ETF - Growth
TA Aegon U.S. Government Securities
TA AllianceBernstein Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA Vanguard ETF - Balanced
TA Vanguard ETF - Conservative
TA Vanguard ETF - Growth
Fixed Account GPOs or DCA Accounts	AllianceBernstein Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Balanced
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon Tactical Vanguard ETF - Growth
TA Aegon U.S. Government Securities
TA AllianceBernstein Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA Vanguard ETF - Balanced
TA Vanguard ETF - Conservative
TA Vanguard ETF - Growth
Fixed Account GPOs or DCA Accounts	Designated Allocation Group A
AllianceBernstein Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Tactical Vanguard ETF - Growth
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
TA Vanguard ETF - Growth
Designated Allocation Group B
TA Aegon Tactical Vanguard ETF - Balanced
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Global Allocation Manage Risk - Balanced
TA BlackRock Tactical Allocation
TA Vanguard ETF - Balanced
Designated Allocation Group C
American Funds - Bond Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon U.S. Government Securities
TA AllianceBernstein Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA Vanguard ETF - Conservative
Fixed Account
Allocation Methods	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) the RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
Age 1st WDJoint Life WD%

 0-58....................................0.0%
 59-69..................................4.5%
 70-79..................................5.5%
 80+ .....................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-74..................................5.0%
 75 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-74..................................4.5%
 75 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee. Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or the anniversary following attained age 67, the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	1.25% charged annually (single and joint life) of the withdrawal base deducted on each rider quarter.	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

(12/12/11 - 11/3/13)
OAM Option............................1.25%
Group A....................................1.55%
Group B....................................1.10%
Group C....................................0.70%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.30%
IE Joint Life..............................0.50%
Base Benefit Fees

(2/21/11 - 12/12/11):
OAM Option............................1.20%
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%
Base Benefit Fees

(5/1/09 - 2/20/11):
OAM Option............................1.10%
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

For Riders Issued on or after 5/1/14:
Group A....................................1.45%
Group B....................................1.10%
Group C....................................0.70%
Additional option fees would be added to the base and are as follows:

DB Single Life...........................0.40%
DB Joint Life.............................0.35%
IE Single Life.............................0.30%
IE Joint Life..............................0.50%

For Riders Issued prior to 5/1/14:
Group A....................................1.55%
Group B....................................1.10%
Group C....................................0.70%
Additional option fees would be added to the base and are as follows:

DB Single Life...........................0.40%
DB Joint Life.............................0.35%
IE Single Life.............................0.30%
IE Joint Life..............................0.50%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Fee Frequency	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	American Funds Bond Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Balanced
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon US Government Securities
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation - Balanced
TA Market Participation Strategy
TA PineBridge Inflation Opportunities
TA PIMCO Tactical – Balanced
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA Vanguard ETF - Balanced
TA Vanguard ETF - Conservative
Fixed Account	Designated Allocation Group A
AllianceBernstein Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Tactical Vanguard ETF - Growth
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Janus Balanced
TA Legg Mason Dynamic Allocation - Growth
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA Vanguard ETF - Growth
Designated Allocation Group B
TA Aegon Tactical Vanguard ETF - Balanced
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Legg Mason Dynamic Allocation - Balanced
TA Market Participation Strategy
TA PIMCO Tactical - Balanced
TA Vanguard ETF - Balanced
Designated Allocation Group C
American Funds Bond Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon US Government Securities
TA AllianceBernstein Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA Vanguard ETF - Conservative
Fixed Account	Designated Allocation Group A
TA Aegon Tactical Vanguard ETF - Growth
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Janus Balanced
TA Legg Mason Dynamic Allocation - Growth
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA Vanguard ETF - Growth
Designated Allocation Group B
TA Aegon Tactical Vanguard ETF - Balanced
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Legg Mason Dynamic Allocation - Balanced
TA Market Participation Strategy
TA PIMCO Tactical - Balanced
TA Vanguard ETF - Balanced
Designated Allocation Group C
American Funds Bond Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon US Government Securities
TA AllianceBernstein Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA Vanguard ETF - Conservative
Fixed Account

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Allocation Methods	N/A	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
		Current OA Subaccount: TA ProFund UltraBear	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” and “Adjusted Partial Surrenders - Income Link” appendices for examples showing the effect of withdrawals on the WB.	The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.
Please see the Prior Withdrawal and Growth Percentages Appendix in the Statement of Additional Information for your applicable Withdrawal Percentage.
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-79..................................5.0%
 80 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-79..................................4.5%
 80 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
–After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Single Life Riders
Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-79..................................5.0%
 80 + .....................................6.0%
Joint Life Riders
Issued on or after 5/1/14
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-79..................................5.0%
 80 + .....................................6.0%
Issued prior to 5/1/14
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-79..................................4.5%
 80 + ....................................5.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year growth will not be applied.
Please see the Prior Withdrawal and Growth Percentages Appendix in the Statement of Additional Information for your applicable Growth Percentage.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Max®[3]	Retirement Income Choice® 1.2[3]	Retirement Income Choice® 1.6[3]
Rider Form Number[1]	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)
Rider Upgrade	N/A	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The 5 For LifeSM,5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max®, and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the 5 For LifeSM, 5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max®, and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

STATEMENT OF ADDITIONAL INFORMATION (Subject to Completion February 20, 2015)
(To Statement of Additional Information dated May 1, 2015)
STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA FREEDOMSM VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA B
Offered by
TRANSAMERICA LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica FreedomSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2015, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2015
The information in this statement of additional information is not complete and may be changed. This Statement of Additional Information is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ii

GLOSSARY OF TERMS
Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
Annuitant—The person on whose life any annuity payments involving life contingencies will be based.
Annuity Commencement Date—The date upon which annuity payments are to commence.
Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.
Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
Assumed Investment Return or AIR—The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.
Beneficiary—The person who has the right to the death benefit as set forth in the policy.
Business Day—A day when the New York Stock Exchange is open for regular trading.
Cash Value—The adjusted policy value less any rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
Enrollment Form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.
Fixed Account—One or more investment choices under the policy that are part of the Company's general assets and are not in the separate account.
Free Amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
Guaranteed Lifetime Withdrawal Benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit.
Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
Nonqualified Policy—A policy other than a qualified policy.
Owner (You, Your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
Policy Year—A policy year begins on the policy date and on each anniversary thereafter.
1

Premium Payment—An amount paid to the Company by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value—The portion of the policy value that is invested in the separate account.
Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35 , but will not exceed 2% of the policy value.
Subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
Supportable Payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
Written Notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company's administrative office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.
3

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2). These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table” (male, female and unisex if required by law), using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to the Company will constitute due proof of death.
Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner's spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the
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notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.
Non-Participating
The policy will not share in the Company's surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by the Company and approved by one of the Company's officers. No registered representative has authority to change or waive any provision of the policy.
The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
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Stabilized Payments
If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.
The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.
Hypothetical Changes in Annuity Units with Stabilized Payments*
♦Assumed Investment Rate = 5.0% ♦Life & 10 Year Certain ♦Male aged 65 ♦First Variable Payment = $500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue: January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052
*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
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Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;
(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 2.35% on an annual basis; On a daily basis, this equals 0.000063641.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000063641 = Z = 1.01484864
(11.40)
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Formula and Illustration for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:
(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;
(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
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Illustration of Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula and Illustration for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula and Illustration for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula and Illustration for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.
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Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.
The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns
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for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula:
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format .
The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula :
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct.
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Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)
TCI's home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2014, 2013 and 2012 the amounts paid to TCI in connection with all policies sold through the separate account were $_______, $11,678,818 and $11,088,231, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
VOTING RIGHTS
To the extent required by law, the Company will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
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After the annuity commencement date, the owner has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company's general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B, at December 31, 2014 disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2014, appearing herein, have been audited by PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, IL 60606, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.
The financial statements of the Separate Account VA B, at December 31, 2013 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2013 and 2012, and for each of the two years in the period ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica FreedomSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of
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Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
14

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount available on December 31, 2014.
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.564866 $1.380167 $1.248542 $1.320670 $1.227904 $1.011815 $1.000000	$1.634444 $1.564866 $1.380167 $1.248542 $1.320670 $1.227904 $1.011815	0.000 0.000 0.000 0.000 41,033.365 59,166.767 0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.485671 $1.232947 $1.089402 $1.103903 $1.007176 $0.989759	$1.525412 $1.485671 $1.232947 $1.089402 $1.103903 $1.007176	389,552.362 387,843.469 58,640.577 58,640.577 58,640.577 0.000
American Funds - Bond Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.041223 $1.092401 $1.064318 $1.029604 $0.992900 $1.000880	$1.067877 $1.041223 $1.092401 $1.064318 $1.029604 $0.992900	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.264314 $1.084833 $0.967124 $1.029180 $0.894518 $0.661888 $1.000000	$1.359041 $1.264314 $1.084833 $0.967124 $1.029180 $0.894518 $0.661888	70,092.051 70,479.686 202,444.668 205,680.432 205,267.207 210,572.384 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.755684 $1.455001 $1.295080 $1.349963 $1.255171 $0.989162 $1.000000	$1.759972 $1.755684 $1.455001 $1.295080 $1.349963 $1.255171 $0.989162	100,571.345 100,868.146 101,166.584 101,026.914 103,889.394 56,305.886 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.236507 $1.106082 $1.010614 $1.069482 $1.002820 $0.988791	$1.266926 $1.236507 $1.106082 $1.010614 $1.069482 $1.002820	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Money Market - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008	$0.888003 $0.908831 $0.930268 $0.952007 $0.974345 $0.997130 $1.000000	$0.867669 $0.888003 $0.908831 $0.930268 $0.952007 $0.974345 $0.997130	0.000 0.000 26,492.733 26,492.733 0.000 410,140.730 499,848.546
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date December 9, 2011	2014 2013 2012 2011	$1.096450 $1.048106 $1.004754 $1.000000	$1.109906 $1.096450 $1.048106 $1.004754	0.000 0.000 0.000 0.000
15

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008	$1.088842 $1.142855 $1.115588 $1.064206 $1.045079 $1.026549 $1.000000	$1.110882 $1.088842 $1.142855 $1.115588 $1.064206 $1.045079 $1.026549	0.000 0.000 0.000 0.000 0.000 0.000 24,796.039
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount inception date August 16, 2010	2014 2013 2012 2011 2010	$1.121513 $1.073911 $1.039059 $1.046001 $1.000000	$1.154451 $1.121513 $1.073911 $1.039059 $1.046001	370,832.746 362,875.856 293,863.840 293,537.488 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008	$1.144636 $1.073904 $1.025483 $1.025360 $0.965395 $0.791064 $1.000000	$1.140157 $1.144636 $1.073904 $1.025483 $1.025360 $0.965395 $0.791064	0.000 0.000 0.000 0.000 4,809.495 36,603.301 25,794.608
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008	$1.168144 $1.055865 $0.990560 $1.010826 $0.939349 $0.761839 $1.000000	$1.171102 $1.168144 $1.055865 $0.990560 $1.010826 $0.939349 $0.761839	1,545,023.100 1,612,811.792 1,644,338.959 1,825,026.386 2,234,645.865 2,310,531.733 404,624.442
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008	$1.172206 $1.007823 $0.934669 $0.978872 $0.891308 $0.713422 $1.000000	$1.173321 $1.172206 $1.007823 $0.934669 $0.978872 $0.891308 $0.713422	965,772.670 1,019,810.071 1,583,842.522 1,341,822.739 1,416,892.900 1,603,360.459 1,125,198.796
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(4) Subaccount inception Date November 10, 2014	2014	$9.998091	$9.895908	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(5) Subaccount inception Date November 10, 2014	2014	$9.998091	$9.856044	0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008	$1.012772 $0.921691 $0.838772 $0.928410 $0.861942 $0.682134 $1.000000	$0.981709 $1.012772 $0.921691 $0.838772 $0.928410 $0.861942 $0.682134	829,951.851 839,693.780 855,573.892 861,839.394 940,227.247 908,777.419 462,486.792
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008	$1.392992 $1.210752 $1.102657 $1.087704 $0.898631 $0.730313 $1.000000	$1.503890 $1.392992 $1.210752 $1.102657 $1.087704 $0.898631 $0.730313	152,896.261 152,896.261 152,896.261 152,896.261 65,681.892 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008	$1.114335 $1.172955 $1.118738 $1.080675 $1.034332 $0.914573 $1.000000	$1.135989 $1.114335 $1.172955 $1.118738 $1.080675 $1.034332 $0.914573	19,368.653 22,333.800 80,217.738 80,939.985 126,132.538 191,381.210 0.000
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.144631 $1.051338 $0.992803 $1.001395 $0.925927 $0.813250 $1.000000	$1.169226 $1.144631 $1.051338 $0.992803 $1.001395 $0.925927 $0.813250	328,828.584 284,663.303 109,564.307 109,564.307 109,564.307 109,564.307 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.175534 $1.119538 $1.074850 $1.066205 $0.997267 $0.999936	$1.208744 $1.175534 $1.119538 $1.074850 $1.066205 $0.997267	0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.165252 $1.004059 $0.921315 $0.953742 $0.863815 $0.717740 $1.000000	$1.183702 $1.165252 $1.004059 $0.921315 $0.953742 $0.863815 $0.717740	91,193.713 91,359.743 25,021.955 25,197.772 85,954.038 112,931.656 25,744.346

Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.576706 $1.388573 $1.254301 $1.324830 $1.229961 $1.012024 $1.000000	$1.649229 $1.576706 $1.388573 $1.254301 $1.324830 $1.229961 $1.012024	0.000 0.000 0.000 0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.336938 $1.015163 $0.885000 $0.852669 $0.772547 $0.656049 $1.130667 $1.102114 $1.000000	$1.429679 $1.336938 $1.015163 $0.885000 $0.852669 $0.772547 $0.656049 $1.130667 $1.102114	134,141.096 134,882.956 135,628.923 136,379.006 137,133.242 137,891.645 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.341625 $1.000835 $0.876558 $0.930742 $0.866064 $0.645570 $1.096458 $0.986416 $1.000000	$1.494434 $1.341625 $1.000835 $0.876558 $0.930742 $0.866064 $0.645570 $1.096458 $0.986416	129,979.624 130,676.757 131,380.501 132,088.839 132,801.440 167,322.111 3,943.216 3,948.462 0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.494625 $1.238572 $1.092766 $1.105694 $1.007351 $0.989763	$1.536843 $1.494625 $1.238572 $1.092766 $1.105694 $1.007351	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.047545 $1.097420 $1.067624 $1.031303 $0.993075 $1.000884	$1.075925 $1.047545 $1.097420 $1.067624 $1.031303 $0.993075	222,291.441 222,291.441 222,291.441 222,291.441 222,291.441 0.000
17

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.582006 $1.246358 $1.083781 $1.160449 $1.002214 $0.986466	$1.674752 $1.582006 $1.246358 $1.083781 $1.160449 $1.002214	92,287.616 92,287.616 92,287.616 92,287.616 92,287.616 0.000
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.566007 $1.202353 $1.049151 $1.095372 $1.007604 $0.986787	$1.690291 $1.566007 $1.202353 $1.049151 $1.095372 $1.007604	24,216.584 0.000 0.000 0.000 0.000 0.000
American Funds - International Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.174331 $0.989584 $0.860381 $1.025002 $0.979738 $0.982897	$1.115289 $1.174331 $0.989584 $0.860381 $1.025002 $0.979738	0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.274879 $1.092299 $0.972358 $1.033236 $0.896724 $0.662544 $1.000000	$1.372401 $1.274879 $1.092299 $0.972358 $1.033236 $0.896724 $0.662544	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.383820 $1.079970 $0.950446 $0.999136 $0.873279 $0.658823 $1.175023 $1.023854 $1.000000	$1.511838 $1.383820 $1.079970 $0.950446 $0.999136 $0.873279 $0.658823 $1.175023 $1.023854	345,651.891 348,526.289 351,644.775 363,963.040 369,402.061 325,026.931 135,896.477 480,594.411 10,470.704
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.227316 $0.981252 $0.856821 $0.869942 $0.773660 $0.608766 $1.088069 $1.098172 $1.000000	$1.302718 $1.227316 $0.981252 $0.856821 $0.869942 $0.773660 $0.608766 $1.088069 $1.098172	32,147.766 32,153.325 32,159.990 32,167.581 32,174.864 32,182.942 38,772.723 32,464.068 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.422744 $1.069132 $0.955198 $0.976488 $0.805695 $0.643474 $1.248218 $1.007280 $1.000000	$1.545439 $1.422744 $1.069132 $0.955198 $0.976488 $0.805695 $0.643474 $1.248218 $1.007280	59,401.268 59,401.268 59,401.268 59,401.268 105,904.127 24,943.660 43,449.798 42,777.592 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.459369 $1.097720 $0.979370 $1.122728 $0.892420 $0.652621 $1.104504 $0.978803 $1.000000	$1.514080 $1.459369 $1.097720 $0.979370 $1.122728 $0.892420 $0.652621 $1.104504 $0.978803	297,490.339 297,138.728 300,740.070 304,974.459 307,196.320 272,750.796 80,990.115 466,289.976 12,464.735
18

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.392427 $1.093101 $0.879291 $0.987886 $0.799135 $0.519691 $1.090425 $1.057031 $1.000000	$1.451193 $1.392427 $1.093101 $0.879291 $0.987886 $0.799135 $0.519691 $1.090425 $1.057031	30,744.474 32,100.670 33,640.517 36,831.024 37,863.659 42,267.109 50,495.667 13,901.005 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.768979 $1.463876 $1.301070 $1.354217 $1.257278 $0.989357 $1.000000	$1.775901 $1.768979 $1.463876 $1.301070 $1.354217 $1.257278 $0.989357	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.196340 $1.073057 $0.973601 $0.971805 $0.881467 $0.664363 $0.965310 $1.000000	$1.224614 $1.196340 $1.073057 $0.973601 $0.971805 $0.881467 $0.664363 $0.965310	18,366.164 21,117.353 22,122.702 25,124.056 31,099.895 32,778.428 35,490.995 18,521.743
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.075989 $0.857355 $0.767065 $0.792160 $0.728066 $0.590319 $0.959380 $1.000000	$1.127811 $1.075989 $0.857355 $0.767065 $0.792160 $0.728066 $0.590319 $0.959380	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.243988 $1.111150 $1.013756 $1.071233 $1.002991 $0.988795	$1.276460 $1.243988 $1.111150 $1.013756 $1.071233 $1.002991	69,442.671 69,442.671 69,442.671 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.311643 $0.958890 $1.000000	$1.388236 $1.311643 $0.958890	0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.059701 $0.812630 $0.705960 $0.746820 $0.713676 $0.493700 $1.049205 $1.057997 $1.000000	$1.103098 $1.059701 $0.812630 $0.705960 $0.746820 $0.713676 $0.493700 $1.049205 $1.057997	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.688949 $1.307262 $1.142148 $1.186832 $0.966318 $0.683719 $1.244769 $1.045077 $1.000000	$1.854906 $1.688949 $1.307262 $1.142148 $1.186832 $0.966318 $0.683719 $1.244769 $1.045077	10,245.864 10,245.864 10,248.309 10,251.385 48,865.395 10,258.208 54,114.915 3,490.881 0.000
19

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.198524 $0.956365 $0.815537 $0.968994 $0.857255 $0.637625 $1.180831 $1.103619 $1.000000	$1.256947 $1.198524 $0.956365 $0.815537 $0.968994 $0.857255 $0.637625 $1.180831 $1.103619	28,035.139 28,035.139 28,035.139 28,038.857 23,468.208 23,468.208 29,768.100 29,311.097 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.803591 $1.305247 $1.103507 $1.259972 $0.947224 $0.594189 $1.004175 $1.003807 $1.000000	$1.632493 $1.803591 $1.305247 $1.103507 $1.259972 $0.947224 $0.594189 $1.004175 $1.003807	12,360.905 12,360.905 12,360.905 12,366.293 5,743.634 5,743.634 5,743.634 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.276481 $1.098685 $1.012291 $1.018373 $0.949322 $0.824129 $1.084369 $1.066387 $1.000000	$1.351873 $1.276481 $1.098685 $1.012291 $1.018373 $0.949322 $0.824129 $1.084369 $1.066387	116,934.890 117,025.912 117,117.433 117,209.460 117,471.028 16,460.849 26,691.046 31,479.282 5,684.633
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.073971 $0.892556 $0.771609 $0.882399 $0.831865 $0.620360 $1.063477 $1.000000	$0.933856 $1.073971 $0.892556 $0.771609 $0.882399 $0.831865 $0.620360 $1.063477	562,082.115 566,227.994 570,619.903 558,033.620 559,511.742 497,986.577 62,921.714 637,123.559
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.473144 $1.415957 $1.235927 $1.208239 $1.100861 $0.766090 $1.050501 $1.055504 $1.000000	$1.493397 $1.473144 $1.415957 $1.235927 $1.208239 $1.100861 $0.766090 $1.050501 $1.055504	10,787.035 10,787.035 10,787.035 10,787.035 10,787.035 47,413.660 10,787.035 0.000 0.000
TA Aegon Money Market - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.934211 $0.954728 $0.975803 $0.997158 $1.019041 $1.041332 $1.041763 $1.016363 $1.000000	$0.914149 $0.934211 $0.954728 $0.975803 $0.997158 $1.019041 $1.041332 $1.041763 $1.016363	246,771.315 248,136.066 249,508.364 250,888.253 252,275.766 927,845.482 2,219,365.276 886,750.385 93,545.393
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.101378 $1.013009 $0.956089 $1.000000	$1.116637 $1.101378 $1.013009 $0.956089	17,171.396 18,554.008 20,123.855 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.068023 $1.019435 $0.975814 $1.000000	$1.082716 $1.068023 $1.019435 $0.975814	0.000 0.000 0.000 0.000
20

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.133159 $0.994006 $0.915678 $1.000000	$1.144520 $1.133159 $0.994006 $0.915678	50,065.889 50,342.779 50,621.199 50,901.156
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.202304 $1.260092 $1.228210 $1.169916 $1.147205 $1.125215 $1.070646 $1.034510 $1.000000	$1.228438 $1.202304 $1.260092 $1.228210 $1.169916 $1.147205 $1.125215 $1.070646 $1.034510	82,842.104 82,842.104 82,842.104 115,264.481 82,842.104 5,257.962 200,535.739 0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.040417 $0.994788 $0.961082 $0.966094 $0.904570 $0.704811 $1.143446 $0.988035 $1.000000	$1.072547 $1.040417 $0.994788 $0.961082 $0.966094 $0.904570 $0.704811 $1.143446 $0.988035	4,326.784 12,913.391 12,960.877 34,407.711 36,907.224 37,729.323 51,112.315 26,214.820 9,247.845
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.197680 $1.122023 $1.069856 $1.068157 $1.004220 $0.821678 $1.068508 $1.028896 $1.000000	$1.194734 $1.197680 $1.122023 $1.069856 $1.068157 $1.004220 $0.821678 $1.068508 $1.028896	200,806.965 208,794.079 208,825.139 243,810.470 481,857.524 293,728.261 363,493.084 1,573,755.975 2,143,204.101
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.154284 $0.933366 $0.848826 $0.919857 $0.819964 $0.646892 $1.097527 $1.043203 $1.000000	$1.156962 $1.154284 $0.933366 $0.848826 $0.919857 $0.819964 $0.646892 $1.097527 $1.043203	2,992,218.818 3,008,074.636 3,306,080.420 3,415,243.552 3,635,043.696 4,377,934.086 5,195,878.118 5,036,939.314 1,906,930.691
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.216883 $1.098309 $1.028864 $1.048391 $0.972831 $0.787834 $1.091028 $1.035102 $1.000000	$1.221754 $1.216883 $1.098309 $1.028864 $1.048391 $0.972831 $0.787834 $1.091028 $1.035102	2,580,777.770 2,713,829.145 2,780,943.518 3,046,578.069 3,055,463.697 3,141,510.807 3,298,802.556 4,569,216.810 3,190,266.680
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.188781 $1.020578 $0.945112 $0.988358 $0.898622 $0.718227 $1.094403 $1.039992 $1.000000	$1.191653 $1.188781 $1.020578 $0.945112 $0.988358 $0.898622 $0.718227 $1.094403 $1.039992	4,447,254.725 4,679,052.199 5,119,576.883 5,034,528.535 5,320,818.889 6,160,354.935 6,219,743.049 5,561,161.806 1,911,071.352
21

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.165293 $0.916608 $0.840479 $0.838327 $0.777810 $0.699058 $1.083638 $1.061455 $1.000000	$1.276311 $1.165293 $0.916608 $0.840479 $0.838327 $0.777810 $0.699058 $1.083638 $1.061455	485,825.547 479,584.075 477,239.904 487,517.517 499,350.942 389,339.166 148,217.637 388,233.301 0.000
TA BlackRock Global Allocation - Service Class Subaccount inception date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.452849 $1.298814 $1.208286 $1.285208 $1.197677 $1.000000	$1.445130 $1.452849 $1.298814 $1.208286 $1.285208 $1.197677	266,695.060 267,839.685 268,990.636 268,276.105 269,439.830 116,933.347
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.570721 $1.428879 $1.327540 $1.307733 $1.201415 $1.000000	$1.614835 $1.570721 $1.428879 $1.327540 $1.307733 $1.201415	0.000 17,890.926 38,835.418 39,050.195 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.057686 $1.042314 $0.852434 $0.926856 $0.821542 $0.631266 $1.122061 $1.231988 $1.000000	$1.172508 $1.057686 $1.042314 $0.852434 $0.926856 $0.821542 $0.631266 $1.122061 $1.231988	43,604.866 33,183.839 32,577.494 32,754.235 32,427.720 32,769.651 20,620.132 19,937.821 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.014966 $0.922320 $0.838098 $0.926307 $0.858728 $0.678604 $1.089131 $1.026078 $1.000000	$0.985279 $1.014966 $0.922320 $0.838098 $0.926307 $0.858728 $0.678604 $1.089131 $1.026078	401,635.503 457,835.401 461,946.977 478,352.639 488,434.816 536,162.426 790,843.353 1,063,852.301 271,758.683
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.111639 $0.954537 $0.867249 $0.993730 $0.985042 $0.986556	$1.172879 $1.111639 $0.954537 $0.867249 $0.993730 $0.985042	51,475.850 51,760.531 52,046.785 52,334.626 52,624.061 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.492075 $1.110626 $0.983620 $1.013030 $0.924589 $0.671651 $1.091552 $1.002625 $1.000000	$1.602868 $1.492075 $1.110626 $0.983620 $1.013030 $0.924589 $0.671651 $1.091552 $1.002625	91,170.614 92,916.916 93,309.824 134,965.188 96,620.272 35,764.412 3,910.540 3,915.747 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.019929 $1.065045 $1.039188 $1.000000	$1.048888 $1.019929 $1.065045 $1.039188	0.000 0.000 0.000 0.000
22

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.392996 $1.077411 $0.948565 $0.964818 $0.858510 $0.678498 $1.109967 $1.087719 $1.000000	$1.553414 $1.392996 $1.077411 $0.948565 $0.964818 $0.858510 $0.678498 $1.109967 $1.087719	44,876.340 45,346.908 45,369.582 45,564.728 45,613.200 45,718.456 45,749.882 32,453.027 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.862470 $1.447843 $1.230789 $1.236422 $1.028818 $0.985139	$2.095506 $1.862470 $1.447843 $1.230789 $1.236422 $1.028818	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.073021 $1.041531 $0.990586 $1.000000	$1.115857 $1.073021 $1.041531 $0.990586	0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.195971 $1.037862 $0.870421 $0.990792 $0.917981 $0.709461 $1.124963 $1.056173 $1.000000	$1.106906 $1.195971 $1.037862 $0.870421 $0.990792 $0.917981 $0.709461 $1.124963 $1.056173	61,561.705 62,722.322 95,181.610 95,248.930 95,193.932 95,216.484 108,299.751 89,784.879 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.532544 $1.059090 $0.939648 $1.021451 $0.821415 $0.658077 $1.059916 $1.075152 $1.000000	$1.586348 $1.532544 $1.059090 $0.939648 $1.021451 $0.821415 $0.658077 $1.059916 $1.075152	13,883.091 13,883.091 13,883.091 55,452.019 57,913.580 13,883.091 26,454.857 27,187.635 2,842.029
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.672826 $1.231463 $1.157159 $1.270460 $0.971986 $0.620384 $1.183888 $0.989934 $1.000000	$1.632528 $1.672826 $1.231463 $1.157159 $1.270460 $0.971986 $0.620384 $1.183888 $0.989934	42,494.198 32,307.625 32,922.223 32,560.540 52,988.072 25,642.898 33,665.161 33,207.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.437702 $1.247781 $1.134703 $1.117673 $0.922028 $0.748230 $1.134220 $1.022538 $1.000000	$1.554429 $1.437702 $1.247781 $1.134703 $1.117673 $0.922028 $0.748230 $1.134220 $1.022538	5,527.717 5,533.050 5,539.443 5,546.721 46,109.814 5,561.455 5,571.693 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.984495 $0.899575 $0.910519 $0.963337 $1.019844 $0.998143	$1.038744 $0.984495 $0.899575 $0.910519 $0.963337 $1.019844	102,534.306 103,101.364 103,671.561 104,244.907 104,821.421 0.000
23

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.931314 $0.880028 $0.885991 $0.978448 $1.020512 $0.997250	$0.990759 $0.931314 $0.880028 $0.885991 $0.978448 $1.021595	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.965480 $0.844763 $0.857507 $0.991502 $1.020512 $0.996382	$1.005102 $0.965480 $0.844763 $0.857507 $0.991502 $1.020512	0.000 0.000 0.000 0.000 44,573.959 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.280625 $1.346022 $1.281914 $1.236499 $1.181738 $1.043383 $1.100224 $1.033553 $1.000000	$1.307423 $1.280625 $1.346022 $1.281914 $1.236499 $1.181738 $1.043383 $1.100224 $1.033553	232,324.624 232,712.371 233,102.260 233,494.309 233,888.522 153,777.837 47,712.577 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2011	2014 2013 2012 2011	$0.977089 $1.104014 $1.061576 $1.000000	$0.988352 $0.977089 $1.104014 $1.061576	0.000 0.000 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008	$1.679681 $1.261879 $1.111484 $1.169323 $0.918896 $0.657184 $1.000000	$1.724602 $1.679681 $1.261879 $1.111484 $1.169323 $0.918896 $0.657184	17,005.468 30,301.719 9,579.076 9,579.076 9,579.076 9,579.076 9,579.076
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.756670 $1.249343 $1.106446 $1.113883 $0.849152 $0.627366 $1.008290 $0.943135 $1.000000	$1.826179 $1.756670 $1.249343 $1.106446 $1.113883 $0.849152 $0.627366 $1.008290 $0.943135	72,556.897 72,869.163 68,484.751 68,484.751 68,484.751 17,614.100 13,717.148 111,651.926 3,149.091
TA Torray Concentrated Growth - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.490752 $1.147169 $1.003668 $1.052378 $0.904751 $0.637320 $1.127087 $1.057444 $1.000000	$1.600835 $1.490752 $1.147169 $1.003668 $1.052378 $0.904751 $0.637320 $1.127087 $1.057444	69,834.448 66,067.153 51,918.713 51,990.899 51,726.172 53,582.314 31,643.822 31,156.019 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.066223 $0.878267 $0.770965 $0.922243 $0.871065 $0.708350 $1.187790 $1.053195 $1.000000	$0.987128 $1.066223 $0.878267 $0.770965 $0.922243 $0.871065 $0.708350 $1.187790 $1.053195	400,544.519 396,799.149 398,447.931 387,585.144 392,583.776 327,745.851 130,440.550 383,655.125 10,634.168
24

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.154206 $1.058585 $0.998177 $1.005336 $0.928203 $0.814052 $1.000000	$1.180735 $1.154206 $1.058585 $0.998177 $1.005336 $0.928203 $0.814052	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.182657 $1.124660 $1.078189 $1.067950 $0.997437 $0.999940	$1.217849 $1.182657 $1.124660 $1.078189 $1.067950 $0.997437	0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.174986 $1.010963 $0.926287 $0.957485 $0.865935 $0.718445 $1.000000	$1.195343 $1.174986 $1.010963 $0.926287 $0.957485 $0.865935 $0.718445	290,048.231 290,262.978 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class(8) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.171685 $0.906245 $0.820723 $0.873044 $0.759470 $0.602171 $1.143504 $1.007202 $1.000000	$1.270662 $1.171685 $0.906245 $0.820723 $0.873044 $0.759470 $0.602171 $1.143504 $1.007202	509,636.555 524,198.239 536,940.227 570,919.895 220,411.864 221,029.047 234,309.589 230,523.398 15,277.502

Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.580665 $1.391388 $1.256225 $1.326218 $1.230654 $1.012092 $1.000000	$1.654171 $1.580665 $1.391388 $1.256225 $1.326218 $1.230654 $1.012092	0.000 0.000 0.000 0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.903163 $1.444404 $1.258579 $1.212010 $1.097579 $0.931613 $1.604815 $1.563517 $1.365174 $1.333168	$2.036198 $1.903163 $1.444404 $1.258579 $1.212010 $1.097579 $0.931613 $1.604815 $1.563517 $1.365174	315,447.306 293,663.634 295,627.290 220,008.630 237,619.809 239,492.303 264,454.605 268,088.522 275,224.306 286,973.126
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.812188 $1.351205 $1.182836 $1.255344 $1.167532 $0.869870 $1.476695 $1.327845 $1.365080 $1.214121	$2.019575 $1.812188 $1.351205 $1.182836 $1.255344 $1.167532 $0.869870 $1.476695 $1.327845 $1.365080	172,250.370 172,968.313 173,805.775 197,342.186 195,379.345 186,754.085 169,973.549 170,383.441 170,644.138 161,683.443
25

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.278418 $1.094795 $0.974091 $1.034575 $0.897454 $0.662760 $1.000000	$1.376902 $1.278418 $1.094795 $0.974091 $1.034575 $0.897454 $0.662760	18,025.214 42,795.606 43,617.633 90,904.480 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.350405 $1.833426 $1.612739 $1.694530 $1.480365 $1.116280 $1.989918 $1.733058 $1.588607 $1.391080	$2.569093 $2.350405 $1.833426 $1.612739 $1.694530 $1.480365 $1.116280 $1.989918 $1.733058 $1.588607	654,035.995 605,232.945 596,670.740 537,715.473 544,118.828 544,766.097 511,499.203 742,112.074 674,170.279 659,549.148
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.856366 $1.483459 $1.294695 $1.313868 $1.167869 $0.918503 $1.640841 $1.655258 $1.409780 $1.364018	$1.971388 $1.856366 $1.483459 $1.294695 $1.313868 $1.167869 $0.918503 $1.640841 $1.655258 $1.409780	62,363.426 63,926.543 65,467.799 83,033.341 83,869.689 83,710.773 92,166.928 86,513.185 267,536.727 190,493.555
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.911466 $1.435693 $1.282064 $1.309996 $1.080349 $0.862406 $1.672074 $1.348661 $1.292627 $1.251476	$2.077312 $1.911466 $1.435693 $1.282064 $1.309996 $1.080349 $0.862406 $1.672074 $1.348661 $1.292627	88,747.485 90,515.538 91,151.884 94,367.183 94,488.027 94,671.968 91,775.171 80,837.215 106,218.684 124,081.249
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.219216 $2.420258 $2.158255 $2.472967 $1.964731 $1.436090 $2.429262 $2.151737 $1.955351 $1.692355	$3.341534 $3.219216 $2.420258 $2.158255 $2.472967 $1.964731 $1.436090 $2.429262 $2.151737 $1.955351	386,774.589 428,928.912 433,952.133 476,511.949 506,792.651 514,906.085 498,623.150 750,741.561 720,299.054 772,717.827
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.469127 $1.937400 $1.557672 $1.749201 $1.414285 $0.919295 $1.927952 $1.867997 $1.644751 $1.640189	$2.574581 $2.469127 $1.937400 $1.557672 $1.749201 $1.414285 $0.919295 $1.927952 $1.867997 $1.644751	253,959.681 268,289.229 280,620.731 268,455.907 300,848.858 318,662.057 336,063.844 419,807.998 502,636.818 471,967.131
26

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Founding Funds Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.773400 $1.466827 $1.303046 $1.355619 $1.257960 $0.989426 $1.000000	$1.781209 $1.773400 $1.466827 $1.303046 $1.355619 $1.257960 $0.989426	2,544.399 2,716.862 2,908.959 3,125.538 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.200273 $1.076059 $0.975846 $0.973557 $0.882623 $0.664906 $0.965627 $1.000000	$1.229250 $1.200273 $1.076059 $0.975846 $0.973557 $0.882623 $0.664906 $0.965627	105,034.900 105,034.900 105,034.900 63,440.659 63,440.659 36,481.412 36,491.486 13,238.852
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.079535 $0.859757 $0.768829 $0.793595 $0.729031 $0.590810 $0.959702 $1.000000	$1.132073 $1.079535 $0.859757 $0.768829 $0.793595 $0.729031 $0.590810 $0.959702	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.312710 $0.959203 $1.000000	$1.390046 $1.312710 $0.959203	0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.599307 $1.225828 $1.064400 $1.125456 $1.074985 $0.743277 $1.578813 $1.591252 $1.439122 $1.394287	$1.665626 $1.599307 $1.225828 $1.064400 $1.125456 $1.074985 $0.743277 $1.578813 $1.591252 $1.439122	0.000 55,958.397 77,667.759 102,231.275 101,644.904 107,486.988 66,037.760 56,911.712 74,031.520 74,265.282
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.910626 $2.251748 $1.966375 $2.042316 $1.662040 $1.175386 $2.138831 $1.794831 $1.618038 $1.475288	$3.198189 $2.910626 $2.251748 $1.966375 $2.042316 $1.662040 $1.175386 $2.138831 $1.794831 $1.618038	79,260.558 79,842.382 80,091.733 115,834.185 76,974.691 81,680.157 81,983.165 85,077.565 85,683.518 96,297.251
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.642818 $1.310256 $1.116779 $1.326286 $1.172770 $0.871869 $1.613854 $1.507580 $1.305700 $1.263357	$1.723738 $1.642818 $1.310256 $1.116779 $1.326286 $1.172770 $0.871869 $1.613854 $1.507580 $1.305700	155,265.963 156,203.410 157,234.158 184,571.469 184,972.467 190,110.270 163,788.505 164,667.097 164,345.091 161,063.273
27

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.701774 $1.954296 $1.651425 $1.884653 $1.416164 $0.887916 $1.499841 $1.498539 $1.355412 $1.318163	$2.446669 $2.701774 $1.954296 $1.651425 $1.884653 $1.416164 $0.887916 $1.499841 $1.498539 $1.355412	78,077.691 89,112.786 110,354.495 172,531.715 134,578.286 148,887.174 130,537.787 169,448.655 133,019.620 139,846.163
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.604163 $1.380050 $1.270911 $1.277917 $1.190685 $1.033161 $1.358741 $1.335553 $1.222132 $1.216718	$1.699734 $1.604163 $1.380050 $1.270911 $1.277917 $1.190685 $1.033161 $1.358741 $1.335553 $1.222132	30,593.235 32,038.344 67,832.183 128,233.394 128,731.106 151,350.994 123,998.994 204,767.048 234,584.502 197,411.119
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.077447 $0.895014 $0.773354 $0.883971 $0.832934 $0.620853 $1.063816 $1.000000	$0.937352 $1.077447 $0.895014 $0.773354 $0.883971 $0.832934 $0.620853 $1.063816	138,500.937 139,831.356 141,277.366 244,403.807 184,430.829 58,184.934 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.746086 $1.677476 $1.463459 $1.429973 $1.302247 $0.905796 $1.241463 $1.246751 $1.151260 $1.158535	$1.770959 $1.746086 $1.677476 $1.463459 $1.429973 $1.302247 $0.905796 $1.241463 $1.246751 $1.151260	131,178.040 516,606.238 551,199.751 79,846.257 614,636.683 661,375.335 721,162.519 100,722.824 104,493.839 108,140.740
TA Aegon Money Market - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.924597 $0.944437 $0.964808 $0.985442 $1.006569 $1.028091 $1.028011 $1.002449 $0.980126 $0.975511	$0.905177 $0.924597 $0.944437 $0.964808 $0.985442 $1.006569 $1.028091 $1.028011 $1.002449 $0.980126	63,480.807 55,381.278 65,662.332 197,338.252 452,318.667 951,101.316 1,286,239.026 437,887.594 227,643.569 10,372.450
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.173696 $1.229512 $1.197815 $1.140400 $1.117712 $1.095748 $1.042101 $1.006430 $0.997496 $0.999084	$1.199802 $1.173696 $1.229512 $1.197815 $1.140400 $1.117712 $1.095748 $1.042101 $1.006430 $0.997496	119,225.945 90,047.454 94,159.060 795,166.916 417,276.389 433,673.132 872,047.666 101,410.831 105,351.787 145,132.240
28

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.474956 $1.409586 $1.361152 $1.367579 $1.279852 $0.996728 $1.616227 $1.395882 $1.288563 $1.271177	$1.521254 $1.474956 $1.409586 $1.361152 $1.367579 $1.279852 $0.996728 $1.616227 $1.395882 $1.288563	66,950.407 50,692.897 52,526.384 48,415.025 50,488.343 48,386.689 53,550.687 78,435.731 55,829.488 31,420.365
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.583970 $1.483185 $1.413530 $1.410588 $1.325501 $1.084034 $1.408993 $1.356090 $1.269130 $1.234511	$1.580848 $1.583970 $1.483185 $1.413530 $1.410588 $1.325501 $1.084034 $1.408993 $1.356090 $1.269130	862,971.192 989,792.552 1,011,422.157 1,057,160.455 1,873,931.402 1,928,458.053 2,482,622.017 1,435,409.234 953,384.333 1,137,676.082
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.901381 $1.536724 $1.396856 $1.513002 $1.348037 $1.062976 $1.802573 $1.712514 $1.517400 $1.384807	$1.906724 $1.901381 $1.536724 $1.396856 $1.513002 $1.348037 $1.062976 $1.802573 $1.712514 $1.517400	1,722,312.486 1,925,492.681 1,923,862.758 2,258,430.608 2,939,679.866 3,414,953.644 3,468,484.844 6,034,694.788 6,159,837.425 4,021,906.068
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.720489 $1.552088 $1.453235 $1.480090 $1.372753 $1.111167 $1.538027 $1.458473 $1.339544 $1.277203	$1.728224 $1.720489 $1.552088 $1.453235 $1.480090 $1.372753 $1.111167 $1.538027 $1.458473 $1.339544	2,272,329.359 2,178,220.126 2,180,863.689 2,111,399.059 2,282,409.428 2,590,206.086 2,991,827.462 4,795,439.912 5,131,712.692 5,115,110.568
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.821858 $1.563319 $1.446990 $1.512466 $1.374483 $1.098022 $1.672295 $1.588385 $1.428964 $1.330451	$1.827157 $1.821858 $1.563319 $1.446990 $1.512466 $1.374483 $1.098022 $1.672295 $1.588385 $1.428964	3,836,312.867 4,252,821.800 4,362,283.255 4,927,154.830 4,665,739.697 4,835,060.473 5,083,316.971 6,214,163.500 7,677,330.281 5,310,495.972
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.063698 $1.622491 $1.487002 $1.482471 $1.374770 $1.234971 $1.913440 $1.873346 $1.640798 $1.448152	$2.261405 $2.063698 $1.622491 $1.487002 $1.482471 $1.374770 $1.234971 $1.913440 $1.873346 $1.640798	478,338.433 567,936.673 629,754.499 727,182.637 774,900.793 495,017.361 255,162.008 279,474.301 253,213.360 248,333.372
29

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.313138 $1.193974 $1.108752 $1.091672 $1.002432 $0.993347	$1.350671 $1.313138 $1.193974 $1.108752 $1.091672 $1.002432	104,746.106 79,524.937 52,102.833 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.171661 $2.139045 $1.748527 $1.900236 $1.683496 $1.292959 $2.297071 $2.520868 $1.814388 $1.637432	$2.408586 $2.171661 $2.139045 $1.748527 $1.900236 $1.683496 $1.292959 $2.297071 $2.520868 $1.814388	162,184.870 165,671.618 165,596.451 187,571.774 204,685.485 185,759.138 248,337.983 252,795.159 294,762.732 366,181.528
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.018790 $0.925351 $0.840438 $0.928429 $0.860268 $0.679492 $1.090028 $1.026410 $1.000000	$0.989479 $1.018790 $0.925351 $0.840438 $0.928429 $0.860268 $0.679492 $1.090028 $1.026410	483,283.309 485,055.706 486,862.138 607,106.091 419,643.703 474,493.549 497,882.501 367,405.065 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.108372 $1.568615 $1.388542 $1.429363 $1.303937 $0.946742 $1.537870 $1.411887 $1.419451 $1.277195	$2.266038 $2.108372 $1.568615 $1.388542 $1.429363 $1.303937 $0.946742 $1.537870 $1.411887 $1.419451	433,689.811 533,487.325 594,338.566 627,661.776 685,267.091 39,633.086 15,325.946 15,325.946 15,325.946 17,116.169
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.917669 $1.482493 $1.304571 $1.326274 $1.179562 $0.931759 $1.523527 $1.492264 $1.325861 $1.312320	$2.139556 $1.917669 $1.482493 $1.304571 $1.326274 $1.179562 $0.931759 $1.523527 $1.492264 $1.325861	253,377.753 89,154.099 172,877.404 91,759.111 91,959.668 101,832.525 94,706.021 94,971.323 358,336.370 1,372,078.604
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.866215 $1.450047 $1.232065 $1.237099 $1.028874 $0.985141	$2.100752 $1.866215 $1.450047 $1.232065 $1.237099 $1.028874	19,882.791 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.103881 $1.824864 $1.529699 $1.740377 $1.611688 $1.244990 $1.973156 $1.851605 $1.538650 $1.398004	$1.948152 $2.103881 $1.824864 $1.529699 $1.740377 $1.611688 $1.244990 $1.973156 $1.851605 $1.538650	85,616.634 117,962.267 73,598.504 90,675.200 91,686.741 94,923.154 99,549.722 235,625.538 247,769.548 261,854.317
30

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.279890 $1.574781 $1.396493 $1.517316 $1.219584 $0.976595 $1.572158 $1.593965 $1.376368 $1.354336	$2.361081 $2.279890 $1.574781 $1.396493 $1.517316 $1.219584 $0.976595 $1.572158 $1.593965 $1.376368	135,351.183 119,329.617 124,573.312 157,965.660 192,823.192 194,647.348 202,655.826 269,248.002 410,726.323 298,608.359
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.369730 $1.743638 $1.637615 $1.797079 $1.374217 $0.876694 $1.672182 $1.397529 $1.302569 $1.239838	$2.313782 $2.369730 $1.743638 $1.637615 $1.797079 $1.374217 $0.876694 $1.672182 $1.397529 $1.302569	44,597.575 56,118.472 60,961.633 162,716.050 26,437.137 26,581.151 23,996.686 38,924.941 123,174.408 124,303.118
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.881401 $1.632069 $1.483440 $1.460472 $1.204240 $0.976767 $1.479924 $1.333543 $1.252650 $1.187040	$2.035153 $1.881401 $1.632069 $1.483440 $1.460472 $1.204240 $0.976767 $1.479924 $1.333543 $1.252650	88,702.100 95,963.114 58,660.463 22,982.711 28,385.444 29,364.361 32,647.518 33,187.572 36,329.615 36,577.685
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.296569 $1.362118 $1.296607 $1.250055 $1.194111 $1.053799 $1.110668 $1.042860 $1.025258 $1.026377	$1.324357 $1.296569 $1.362118 $1.296607 $1.250055 $1.194111 $1.053799 $1.110668 $1.042860 $1.025258	771,586.388 887,583.876 1,324,637.333 1,045,051.781 1,189,263.952 1,261,928.300 700,796.489 971,174.920 928,230.457 1,000,389.363
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008	$1.684586 $1.264937 $1.113634 $1.171007 $0.919767 $0.657484 $1.000000	$1.730482 $1.684586 $1.264937 $1.113634 $1.171007 $0.919767 $0.657484	39,451.135 40,617.145 41,954.238 81,953.462 82,377.749 49,205.015 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.922941 $2.077783 $1.839225 $1.850689 $1.410149 $1.041318 $1.672766 $1.563893 $1.545814 $1.430228	$3.040090 $2.922941 $2.077783 $1.839225 $1.850689 $1.410149 $1.041318 $1.672766 $1.563893 $1.545814	126,022.174 189,322.594 136,381.194 174,002.483 200,914.667 203,157.795 194,406.272 178,833.197 404,819.697 378,416.860
31

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.055377 $1.580887 $1.382451 $1.448837 $1.244984 $0.876554 $1.549416 $1.452967 $1.348438 $1.262208	$2.208242 $2.055377 $1.580887 $1.382451 $1.448837 $1.244984 $0.876554 $1.549416 $1.452967 $1.348438	124,683.863 146,276.424 218,585.342 234,963.958 270,709.812 284,783.183 31,001.174 28,230.593 80,342.102 80,479.008
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.018715 $1.662032 $1.458260 $1.743544 $1.645991 $1.337860 $2.242303 $1.987234 $1.647788 $1.481461	$1.869891 $2.018715 $1.662032 $1.458260 $1.743544 $1.645991 $1.337860 $2.242303 $1.987234 $1.647788	292,484.099 345,923.585 307,682.821 318,467.139 312,644.586 313,124.823 316,075.400 372,198.321 338,096.217 334,559.680
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.157401 $1.060992 $0.999957 $1.006651 $0.928956 $0.814316 $1.000000	$1.184583 $1.157401 $1.060992 $0.999957 $1.006651 $0.928956 $0.814316	680,912.104 751,062.870 824,093.965 862,174.139 11,169.593 11,205.641 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.185061 $1.126394 $1.079305 $1.068541 $0.997500 $0.999942	$1.220927 $1.185061 $1.126394 $1.079305 $1.068541 $0.997500	67,023.011 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.178251 $1.013286 $0.927966 $0.958745 $0.866647 $0.718684 $1.000000	$1.199254 $1.178251 $1.013286 $0.927966 $0.958745 $0.866647 $0.718684	32,445.097 32,445.097 4,295.325 4,298.468 4,301.697 4,305.529 0.000
TA WMC US Growth - Service Class(8) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.924176 $1.487541 $1.346497 $1.431639 $1.244787 $0.986483 $1.872364 $1.648376 $1.553501 $1.364662	$2.087734 $1.924176 $1.487541 $1.346497 $1.431639 $1.244787 $0.986483 $1.872364 $1.648376 $1.553501	616,163.857 676,867.086 742,542.877 832,471.629 451,234.084 463,695.354 417,090.899 472,810.388 563,024.373 574,290.404

Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (2) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.600676 $1.405556 $1.265900 $1.333173 $1.234087 $1.012438 $1.000000	$1.679215 $1.600676 $1.405556 $1.265900 $1.333173 $1.234087 $1.012438	7,133.088 18,476.268 904.352 549.150 5,378.614 0.000 0.000
32

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.367469 $1.035305 $0.899895 $0.864477 $0.780936 $0.661227 $1.136227 $1.104265 $1.000000	$1.466649 $1.367469 $1.035305 $0.899895 $0.864477 $0.780936 $0.661227 $1.136227 $1.104265	21,741.131 8,664.155 12,950.080 7,353.541 7,353.541 7,353.541 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.372268 $1.020685 $0.891303 $0.943619 $0.875466 $0.650665 $1.101853 $0.988345 $1.000000	$1.533049 $1.372268 $1.020685 $0.891303 $0.943619 $0.875466 $0.650665 $1.101853 $0.988345	23,562.156 23,814.517 24,093.300 24,396.518 3,966.221 3,971.995 1,293.299 9,458.939 0.000
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.512801 $1.249960 $1.099572 $1.109332 $1.007699 $0.989771	$1.560096 $1.512801 $1.249960 $1.099572 $1.109332 $1.007699	1,179,830.746 1,016,540.768 516,093.508 437,403.896 135,665.227 0.000
American Funds - Bond Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.060248 $1.107483 $1.074257 $1.034670 $0.993413 $1.000892	$1.092175 $1.060248 $1.107483 $1.074257 $1.034670 $0.993413	123,757.324 162,553.141 251,798.552 152,199.563 45,533.387 0.000
American Funds - Growth Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.601217 $1.257803 $1.090519 $1.164254 $1.002561 $0.986474	$1.700057 $1.601217 $1.257803 $1.090519 $1.164254 $1.002561	435,310.877 163,246.842 131,805.976 216,429.230 184,148.644 0.000
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.585022 $1.213392 $1.055668 $1.098962 $1.007946 $0.986795	$1.715827 $1.585022 $1.213392 $1.055668 $1.098962 $1.007946	111,159.761 95,350.912 67,055.547 44,659.678 9,310.735 0.000
American Funds - International Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.188605 $0.998675 $0.865733 $1.028362 $0.980076 $0.982905	$1.132153 $1.188605 $0.998675 $0.865733 $1.028362 $0.980076	24,825.178 39,053.372 43,713.877 22,273.338 17,940.390 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.296321 $1.107412 $0.982896 $1.041380 $0.901140 $0.663853 $1.000000	$1.399606 $1.296321 $1.107412 $0.982896 $1.041380 $0.901140 $0.663853	771,933.450 351,968.019 286,900.899 282,287.498 131,950.363 78,165.444 0.000
33

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.415395 $1.101364 $0.966423 $1.012949 $0.882764 $0.664024 $1.180803 $1.025856 $1.000000	$1.550884 $1.415395 $1.101364 $0.966423 $1.012949 $0.882764 $0.664024 $1.180803 $1.025856	450,524.899 480,967.387 430,251.795 373,518.200 362,724.457 89,329.091 60,103.259 51,894.975 18,380.628
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.255356 $1.000726 $0.871245 $0.881994 $0.782082 $0.613580 $1.093424 $1.100311 $1.000000	$1.336407 $1.255356 $1.000726 $0.871245 $0.881994 $0.782082 $0.613580 $1.093424 $1.100311	169,504.371 178,160.536 198,709.370 221,088.017 178,232.902 167,938.302 173,463.859 148,014.352 9,529.007
Fidelity VIP Growth Portfolio – Service Class 22 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.455203 $1.090321 $0.971257 $0.989998 $0.814445 $0.648553 $1.254358 $1.009247 $1.000000	$1.585344 $1.455203 $1.090321 $0.971257 $0.989998 $0.814445 $0.648553 $1.254358 $1.009247	79,649.171 80,753.034 81,967.209 593,561.591 584,535.865 556,322.812 556,655.149 60,758.587 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.492682 $1.119481 $0.995842 $1.138259 $0.902106 $0.657771 $1.109935 $0.980709 $1.000000	$1.553200 $1.492682 $1.119481 $0.995842 $1.138259 $0.902106 $0.657771 $1.109935 $0.980709	172,111.477 193,337.378 138,644.063 210,419.415 214,978.311 51,172.575 37,156.794 36,006.338 85,734.239
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.424219 $1.114771 $0.894075 $1.001557 $0.807801 $0.523790 $1.095776 $1.059093 $1.000000	$1.488700 $1.424219 $1.114771 $0.894075 $1.001557 $0.807801 $0.523790 $1.095776 $1.059093	336,654.115 348,540.141 231,688.152 112,448.089 166,472.922 139,934.727 139,273.769 138,654.104 22,743.198
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.795840 $1.481755 $1.313086 $1.362737 $1.261486 $0.989766 $1.000000	$1.808168 $1.795840 $1.481755 $1.313086 $1.362737 $1.261486 $0.989766	327,124.140 372,848.545 499,242.948 635,898.332 339,756.684 16,095.124 4,061.764
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.220029 $1.091097 $0.987050 $0.982343 $0.888410 $0.667633 $0.967204 $1.000000	$1.252548 $1.220029 $1.091097 $0.987050 $0.982343 $0.888410 $0.667633 $0.967204	288,172.475 310,048.218 449,474.916 190,080.438 100,543.100 36,920.627 22,397.977 0.000
34

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.097335 $0.871800 $0.777669 $0.800752 $0.733813 $0.593231 $0.961270 $1.000000	$1.153566 $1.097335 $0.871800 $0.777669 $0.800752 $0.733813 $0.593231 $0.961270	33,161.216 34,385.597 35,811.804 37,419.610 34,947.034 14,373.909 7,293.280 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.259100 $1.121354 $1.020059 $1.074749 $1.003337 $0.988803	$1.295765 $1.259100 $1.121354 $1.020059 $1.074749 $1.003337	75,162.993 84,232.877 118,498.130 173,633.860 32,381.232 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.318136 $0.960808 $1.000000	$1.399220 $1.318136 $0.960808	18,352.237 18,498.956 19,075.834
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.083920 $0.828764 $0.717856 $0.757172 $0.721445 $0.497605 $1.054375 $1.060064 $1.000000	$1.131623 $1.083920 $0.828764 $0.717856 $0.757172 $0.721445 $0.497605 $1.054375 $1.060064	45,724.067 46,543.194 47,268.615 47,992.674 18,147.514 1,087.021 3,319.689 13,414.948 13,771.621
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.727500 $1.333176 $1.161348 $1.203252 $0.976820 $0.689114 $1.250883 $1.047121 $1.000000	$1.902824 $1.727500 $1.333176 $1.161348 $1.203252 $0.976820 $0.689114 $1.250883 $1.047121	22,201.589 22,269.553 22,343.294 22,420.455 27,830.964 20,113.376 13,854.438 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.225876 $0.975324 $0.829252 $0.982399 $0.866567 $0.642659 $1.186653 $1.105786 $1.000000	$1.289412 $1.225876 $0.975324 $0.829252 $0.982399 $0.866567 $0.642659 $1.186653 $1.105786	24,563.493 29,761.082 30,667.535 116,788.397 122,478.585 22,656.253 15,124.558 10,721.978 811.404
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.844784 $1.331144 $1.122080 $1.277416 $0.957525 $0.598887 $1.009127 $1.005768 $1.000000	$1.674695 $1.844784 $1.331144 $1.122080 $1.277416 $0.957525 $0.598887 $1.009127 $1.005768	39,825.902 60,166.464 61,113.692 57,912.347 55,536.861 33,821.905 27,398.274 21,573.908 0.000
35

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.305566 $1.120421 $1.029279 $1.032426 $0.959602 $0.830613 $1.089681 $1.068454 $1.000000	$1.386750 $1.305566 $1.120421 $1.029279 $1.032426 $0.959602 $0.830613 $1.089681 $1.068454	85,449.866 118,372.063 131,805.843 146,478.588 89,738.373 59,511.739 34,696.136 76,310.184 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.095225 $0.907552 $0.782256 $0.891954 $0.838401 $0.623405 $1.065568 $1.000000	$0.955149 $1.095225 $0.907552 $0.782256 $0.891954 $0.838401 $0.623405 $1.065568	103,527.766 170,411.623 175,123.760 264,597.416 198,839.781 77,842.934 54,588.797 16,655.770
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.506799 $1.444044 $1.256721 $1.224966 $1.112807 $0.772135 $1.055670 $1.057560 $1.000000	$1.532018 $1.506799 $1.444044 $1.256721 $1.224966 $1.112807 $0.772135 $1.055670 $1.057560	130,707.695 132,124.752 209,352.426 217,262.574 62,220.674 33,540.262 0.000 0.000 0.000
TA Aegon Money Market - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.955517 $0.973625 $0.992177 $1.010924 $1.030079 $1.049513 $1.046863 $1.018335 $1.000000	$0.937744 $0.955517 $0.973625 $0.992177 $1.010924 $1.030079 $1.049513 $1.046863 $1.018335	875,828.479 2,883,311.355 2,250,858.418 1,481,724.666 729,816.250 399,264.666 676,118.179 343,026.579 116,990.871
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.110078 $1.018008 $0.957966 $1.000000	$1.128773 $1.110078 $1.018008 $0.957966	2,419,878.165 2,929,042.165 2,542,416.366 178,689.376
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.076413 $1.024432 $0.977710 $1.000000	$1.094425 $1.076413 $1.024432 $0.977710	679,669.538 863,877.011 706,631.056 511,159.481
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.142085 $0.998889 $0.917463 $1.000000	$1.156934 $1.142085 $0.998889 $0.917463	967,150.073 1,120,318.669 1,008,177.845 1,055,688.105
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.229728 $1.285051 $1.248835 $1.186078 $1.159638 $1.134074 $1.075910 $1.036528 $1.000000	$1.260154 $1.229728 $1.285051 $1.248835 $1.186078 $1.159638 $1.134074 $1.075910 $1.036528	152,316.757 260,078.398 912,861.764 909,434.674 598,532.880 477,437.077 444,400.151 0.000 0.000
36

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.229728 $1.285051 $1.248835 $1.186078 $1.159638 $1.134074 $1.075910 $1.036528 $1.000000	$1.260154 $1.229728 $1.285051 $1.248835 $1.186078 $1.159638 $1.134074 $1.075910 $1.036528	364,857.512 420,044.489 604,309.892 880,669.842 626,365.072 515,621.744 787,322.762 81,371.416 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.064161 $1.014505 $0.977247 $0.979463 $0.914390 $0.710376 $1.149055 $0.989965 $1.000000	$1.100258 $1.064161 $1.014505 $0.977247 $0.979463 $0.914390 $0.710376 $1.149055 $0.989965	1,086,366.286 1,322,320.748 1,288,155.924 998,971.583 33,747.651 26,968.407 6,687.833 6,776.405 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.225001 $1.144254 $1.087841 $1.082938 $1.015120 $0.828163 $1.073776 $1.030912 $1.000000	$1.225590 $1.225001 $1.144254 $1.087841 $1.082938 $1.015120 $0.828163 $1.073776 $1.030912	4,481,603.652 5,695,405.125 6,327,828.033 5,499,486.579 4,189,722.984 3,985,042.434 4,894,990.078 2,084,202.644 511,262.328
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.180624 $0.951866 $0.863099 $0.932582 $0.828876 $0.652006 $1.102931 $1.045246 $1.000000	$1.186842 $1.180624 $0.951866 $0.863099 $0.932582 $0.828876 $0.652006 $1.102931 $1.045246	406,334.550 503,334.467 592,542.326 711,215.193 745,881.138 787,970.364 795,660.503 966,514.483 318,695.737
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.244639 $1.120068 $1.046145 $1.062879 $0.983380 $0.794044 $1.096387 $1.037121 $1.000000	$1.253300 $1.244639 $1.120068 $1.046145 $1.062879 $0.983380 $0.794044 $1.096387 $1.037121	11,598,578.904 12,220,940.428 12,386,651.534 12,277,605.774 13,424,691.315 14,175,984.447 9,962,953.196 6,045,535.743 1,118,657.605
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.215942 $1.040835 $0.961011 $1.002038 $0.908385 $0.723890 $1.099775 $1.042026 $1.000000	$1.222472 $1.215942 $1.040835 $0.961011 $1.002038 $0.908385 $0.723890 $1.099775 $1.042026	18,456,554.789 21,668,199.082 21,418,627.543 22,641,521.421 23,739,853.324 21,209,465.843 17,142,181.518 20,513,887.854 7,281,010.652
37

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.191890 $0.934778 $0.854615 $0.849934 $0.786258 $0.704580 $1.088974 $1.063525 $1.000000	$1.309280 $1.191890 $0.934778 $0.854615 $0.849934 $0.786258 $0.704580 $1.088974 $1.063525	848,485.651 522,508.531 499,048.470 602,615.499 513,541.712 177,029.895 36,500.817 35,915.227 13,227.866
TA BlackRock Global Allocation - Service Class Subaccount inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.472940 $1.312916 $1.217802 $1.291530 $1.200030 $1.000000	$1.469435 $1.472940 $1.312916 $1.217802 $1.291530 $1.200030	2,799,835.918 3,146,980.705 3,050,316.723 3,285,308.240 1,742,008.410 130,561.494
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(4) Subaccount inception Date November 10, 2014	2014	$9.998453	$9.902368	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(5) Subaccount inception Date November 10, 2014	2014	$9.998453	$9.862474	39,907.684
TA BlackRock Tactical Allocation - Service Class Subaccount inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.592449 $1.444391 $1.337994 $1.314161 $1.203782 $1.000000	$1.641985 $1.592449 $1.444391 $1.337994 $1.314161 $1.203782	2,333,424.667 1,671,552.706 1,676,025.516 998,952.622 439,035.128 39,945.950
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.081846 $1.062988 $0.866776 $0.939678 $0.830462 $0.636251 $1.127580 $1.234393 $1.000000	$1.202816 $1.081846 $1.062988 $0.866776 $0.939678 $0.830462 $0.636251 $1.127580 $1.234393	198,692.198 104,367.748 115,121.413 71,582.675 56,741.049 34,859.190 33,217.449 18,865.159 106,063.702
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.038111 $0.940599 $0.852193 $0.939130 $0.868064 $0.683958 $1.094494 $1.028086 $1.000000	$1.010717 $1.038111 $0.940599 $0.852193 $0.939130 $0.868064 $0.683958 $1.094494 $1.028086	1,625,368.522 1,475,178.320 1,617,649.142 1,659,012.054 2,096,589.276 2,041,513.547 2,128,751.748 1,219,711.124 134,295.597
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.125193 $0.963352 $0.872677 $0.997017 $0.985386 $0.986564	$1.190678 $1.125193 $0.963352 $0.872677 $0.997017 $0.985386	931,620.202 822,699.055 581,781.614 566,641.506 213,727.512 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.526190 $1.132690 $1.000188 $1.027068 $0.934657 $0.676964 $1.096928 $1.004583 $1.000000	$1.644352 $1.526190 $1.132690 $1.000188 $1.027068 $0.934657 $0.676964 $1.096928 $1.004583	161,022.260 164,676.033 162,177.080 160,536.071 144,658.702 2,056.689 0.000 9,289.403 0.000
38

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.027962 $1.070287 $1.041220 $1.000000	$1.060255 $1.027962 $1.070287 $1.041220	160,645.505 158,288.355 202,743.956 16,026.851
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.424748 $1.098742 $0.964497 $0.978148 $0.867821 $0.683847 $1.115419 $1.089839 $1.000000	$1.593502 $1.424748 $1.098742 $0.964497 $0.978148 $0.867821 $0.683847 $1.115419 $1.089839	15,512.891 15,512.891 15,512.891 8,630.181 8,630.181 8,630.181 8,630.181 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.885143 $1.461173 $1.238471 $1.240489 $1.029171 $0.985147	$2.127265 $1.885143 $1.461173 $1.238471 $1.240489 $1.029171	56,295.554 57,318.342 26,707.611 90,270.497 81,449.809 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.081479 $1.046658 $0.992523 $1.000000	$1.127972 $1.081479 $1.046658 $0.992523	626,692.824 721,084.765 618,967.743 239,132.572
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.080070 $1.006254 $1.000000	$1.149832 $1.080070 $1.006254	366,310.600 337,473.150 170,597.444
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.136037 $1.001328 $1.000000	$1.206036 $1.136037 $1.001328	62,292.057 62,151.230 33,482.146
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2014 2013 2012	$1.108890 $0.988629 $1.000000	$1.175770 $1.108890 $0.988629	188,204.155 179,091.515 93,057.557
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.223257 $1.058428 $0.885059 $1.004489 $0.927939 $0.715058 $1.130491 $1.058240 $1.000000	$1.135506 $1.223257 $1.058428 $0.885059 $1.004489 $0.927939 $0.715058 $1.130491 $1.058240	202,136.791 198,507.951 241,626.934 245,259.829 223,871.740 136,937.087 142,098.434 90,369.755 39,497.212
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.567577 $1.080116 $0.955463 $1.035609 $0.830356 $0.663281 $1.065145 $1.077262 $1.000000	$1.627376 $1.567577 $1.080116 $0.955463 $1.035609 $0.830356 $0.663281 $1.065145 $1.077262	29,758.160 40,989.193 51,629.350 94,151.777 91,239.904 93,372.252 81,082.873 99,442.440 98,224.038
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.710959 $1.255837 $1.176573 $1.287990 $0.982522 $0.625274 $1.189694 $0.991858 $1.000000	$1.674671 $1.710959 $1.255837 $1.176573 $1.287990 $0.982522 $0.625274 $1.189694 $0.991858	201,515.380 216,249.832 179,530.045 203,362.476 127,657.607 27,347.953 25,842.364 21,301.345 869.928
39

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.470452 $1.272464 $1.153749 $1.133116 $0.932035 $0.754138 $1.139811 $1.024544 $1.000000	$1.594523 $1.470452 $1.272464 $1.153749 $1.133116 $0.932035 $0.754138 $1.139811 $1.024544	1,321,198.545 663,790.594 783,002.968 608,717.846 642,185.379 637,354.565 231,609.778 111,257.916 41,163.775
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.996498 $0.907874 $0.916220 $0.966530 $1.020195 $0.998151	$1.054499 $0.996498 $0.907874 $0.916220 $0.966530 $1.020195	308,312.370 206,655.177 71,810.843 79,681.124 273,914.673 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.942677 $0.888152 $0.891527 $0.981666 $1.021949 $0.997258	$1.005802 $0.942677 $0.888152 $0.891527 $0.981666 $1.021949	1,007,454.650 760,510.413 726,328.729 743,364.339 235,138.846 2,461.660
TA PIMCO Tactical - Growth - Service Class Subaccount Inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.977236 $0.852535 $0.862860 $0.994774 $1.020867 $0.996390	$1.020342 $0.977236 $0.852535 $0.862860 $0.994774 $1.020867	187,878.318 179,937.143 161,666.346 62,962.273 69,482.035 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.309833 $1.372676 $1.303442 $1.253577 $1.194546 $1.051601 $1.105623 $1.035566 $1.000000	$1.341183 $1.309833 $1.372676 $1.303442 $1.253577 $1.194546 $1.051601 $1.105623 $1.035566	1,498,103.904 1,677,683.660 1,718,360.249 1,549,765.279 1,233,602.205 790,154.232 211,893.582 124,982.616 76,442.058
TA PineBridge Inflation Opportunities- Service Class(7) Subaccount inception date May 1, 2011	2014 2013 2012 2011	$0.984775 $1.109433 $1.063648 $1.000000	$0.999060 $0.984775 $1.109433 $1.063648	284,976.863 445,560.764 473,383.896 228,474.322
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2014 2013 2012 2011 2010 2009	$0.118112 $0.219265 $0.316659 $0.403088 $0.560855 $1.000000	$0.086256 $0.118112 $0.219265 $0.316659 $0.403088 $0.560855	1,393,676.037 1,382,310.539 2,201,970.019 2,241,749.001 470,431.312 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008	$1.709306 $1.280359 $1.124434 $1.179470 $0.924159 $0.659011 $1.000000	$1.760188 $1.709306 $1.280359 $1.124434 $1.179470 $0.924159 $0.659011	98,498.558 121,357.088 119,959.541 183,408.431 195,853.864 13,539.443 1,314.549
40

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.796759 $1.274113 $1.125048 $1.129298 $0.858378 $0.632312 $1.013242 $0.944996 $1.000000	$1.873345 $1.796759 $1.274113 $1.125048 $1.129298 $0.858378 $0.632312 $1.013242 $0.944996	185,810.338 190,545.208 110,766.092 191,118.134 183,919.660 27,681.631 57,694.968 65,322.019 51,584.638
TA Torray Concentrated Growth - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.524780 $1.169915 $1.020545 $1.066931 $0.914578 $0.642348 $1.132631 $1.059512 $1.000000	$1.642195 $1.524780 $1.169915 $1.020545 $1.066931 $0.914578 $0.642348 $1.132631 $1.059512	266,740.611 284,189.890 285,565.371 456,519.906 462,258.485 229,872.428 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.090589 $0.895692 $0.783946 $0.935021 $0.880545 $0.713948 $1.193650 $1.055268 $1.000000	$1.012669 $1.090589 $0.895692 $0.783946 $0.935021 $0.880545 $0.713948 $1.193650 $1.055268	158,023.961 180,525.296 197,535.199 209,081.744 142,155.233 138,862.062 93,823.825 64,036.082 70,359.136
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.173610 $1.073216 $1.008991 $1.013256 $0.932770 $0.815656 $1.000000	$1.204116 $1.173610 $1.073216 $1.008991 $1.013256 $0.932770 $0.815656	1,015,849.195 1,231,933.221 1,139,145.145 799,570.081 231,910.845 185,075.215 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.197069 $1.135030 $1.084909 $1.071463 $0.997783 $0.999948	$1.236318 $1.197069 $1.135030 $1.084909 $1.071463 $0.997783	137,351.257 282,089.323 286,172.484 130,276.861 927.933 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.194759 $1.024959 $0.936339 $0.965040 $0.870203 $0.719866 $1.000000	$1.219038 $1.194759 $1.024959 $0.936339 $0.965040 $0.870203 $0.719866	2,073,393.881 2,055,451.009 1,419,392.448 1,081,367.173 1,143,705.016 866,031.593 643,424.842
TA WMC US Growth - Service Class(8) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.198412 $0.924203 $0.834526 $0.885130 $0.767731 $0.606932 $1.149132 $1.009173 $1.000000	$1.303472 $1.198412 $0.924203 $0.834526 $0.885130 $0.767731 $0.606932 $1.149132 $1.009173	247,029.771 268,160.847 321,193.207 368,519.466 132,777.874 69,016.481 32,468.901 27,950.244 105,090.753

41

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.604688 $1.408399 $1.267844 $1.334562 $1.234764 $1.012506 $1.000000	$1.684242 $1.604688 $1.408399 $1.267844 $1.334562 $1.234764 $1.012506	0.000 0.000 2,957.550 0.000 0.000 0.000 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.963859 $1.486095 $1.291092 $1.239677 $1.119343 $0.947287 $1.626993 $1.580442 $1.375912 $1.339719	$2.107316 $1.963859 $1.486095 $1.291092 $1.239677 $1.119343 $0.947287 $1.626993 $1.580442 $1.375912	35,294.948 20,497.090 11,765.837 10,027.921 10,292.086 9,876.554 17,221.640 29,994.514 31,538.167 33,849.928
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.869994 $1.390209 $1.213395 $1.283995 $1.190673 $0.884499 $1.497107 $1.342231 $1.375827 $1.220101	$2.090142 $1.869994 $1.390209 $1.213395 $1.283995 $1.190673 $0.884499 $1.497107 $1.342231 $1.375827	1,306.274 1,310.871 1,315.598 1,689.697 1,726.414 2,942.286 6,365.051 7,911.832 12,350.799 8,714.665
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.299933 $1.109951 $0.984660 $1.042736 $0.901874 $0.664068 $1.000000	$1.404187 $1.299933 $1.109951 $0.984660 $1.042736 $0.901874 $0.664068	23,356.774 23,381.584 23,408.700 23,440.324 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.425438 $1.886392 $1.654433 $1.733237 $1.509722 $1.135064 $2.017419 $1.751828 $1.601104 $1.397916	$2.658921 $2.425438 $1.886392 $1.654433 $1.733237 $1.509722 $1.135064 $2.017419 $1.751828 $1.601104	160,932.038 118,988.446 111,422.138 102,243.255 128,116.541 113,040.251 126,937.425 181,822.799 190,763.830 197,242.139
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.915584 $1.526280 $1.328141 $1.343865 $1.191040 $0.933967 $1.663539 $1.673199 $1.420893 $1.370739	$2.040278 $1.915584 $1.526280 $1.328141 $1.343865 $1.191040 $0.933967 $1.663539 $1.673199 $1.420893	34,143.508 35,028.299 65,532.682 73,360.614 73,702.872 80,230.223 94,031.375 121,345.711 213,825.555 82,868.718
42

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.972450 $1.477149 $1.315185 $1.339906 $1.101766 $0.876916 $1.695195 $1.363271 $1.302806 $1.257634	$2.149896 $1.972450 $1.477149 $1.315185 $1.339906 $1.101766 $0.876916 $1.695195 $1.363271 $1.302806	280.690 1,782.800 1,796.992 1,812.365 4,060.978 2,478.447 15,513.409 40,686.806 36,573.526 42,516.277
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.321854 $2.490093 $2.213991 $2.529386 $2.003663 $1.460246 $2.462827 $2.175025 $1.970736 $1.700679	$3.458230 $3.321854 $2.490093 $2.213991 $2.529386 $2.003663 $1.460246 $2.462827 $2.175025 $1.970736	46,638.290 58,403.579 56,649.310 54,830.439 70,900.993 76,735.336 50,547.506 110,217.532 124,801.500 152,563.628
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.547889 $1.993337 $1.597923 $1.789130 $1.442325 $0.934769 $1.954589 $1.888212 $1.657680 $1.648256	$2.664537 $2.547889 $1.993337 $1.597923 $1.789130 $1.442325 $0.934769 $1.954589 $1.888212 $1.657680	87,837.989 108,510.726 104,859.380 109,175.764 127,357.896 133,789.313 117,525.449 160,714.335 166,765.801 192,080.837
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.800367 $1.484760 $1.315087 $1.364151 $1.262175 $0.989834 $1.000000	$1.813623 $1.800367 $1.484760 $1.315087 $1.364151 $1.262175 $0.989834	0.000 0.000 0.000 350.378 352.874 1,235.871 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.223995 $1.094111 $0.989295 $0.984094 $0.889558 $0.668178 $0.967518 $1.000000	$1.257232 $1.223995 $1.094111 $0.989295 $0.984094 $0.889558 $0.668178 $0.967518	177,306.293 184,163.266 198,731.528 218,839.258 224,146.760 183,588.222 131,735.594 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.100915 $0.874209 $0.779447 $0.802198 $0.734780 $0.593718 $0.961589 $1.000000	$1.157899 $1.100915 $0.874209 $0.779447 $0.802198 $0.734780 $0.593718 $0.961589	0.000 0.000 0.000 0.000 0.000 4,996.359 6,344.889 12,773.602
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.319222 $0.961131 $1.000000	$1.401063 $1.319222 $0.961131	0.000 1,795.463 1,805.494
43

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.650337 $1.261236 $1.091906 $1.151156 $1.096316 $0.755790 $1.600638 $1.608483 $1.450459 $1.401161	$1.723826 $1.650337 $1.261236 $1.091906 $1.151156 $1.096316 $0.755790 $1.600638 $1.608483 $1.450459	68,657.818 73,365.887 78,673.558 85,043.654 91,561.436 98,443.121 81,568.115 102,642.623 106,238.928 110,422.322
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.003466 $2.316756 $2.017165 $2.088918 $1.694991 $1.195174 $2.168407 $1.814283 $1.630786 $1.482557	$3.309916 $3.003466 $2.316756 $2.017165 $2.088918 $1.694991 $1.195174 $2.168407 $1.814283 $1.630786	0.000 1,241.684 1,248.620 1,256.440 3,067.009 1,779.275 1,691.405 3,194.941 3,210.449 3,229.563
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.695251 $1.348095 $1.145635 $1.356551 $1.196010 $0.886546 $1.636153 $1.523906 $1.315978 $1.269574	$1.783992 $1.695251 $1.348095 $1.145635 $1.356551 $1.196010 $0.886546 $1.636153 $1.523906 $1.315978	281.611 286.557 292.402 12,600.996 12,730.282 99,830.825 18,788.535 26,945.989 3,955.029 3,981.481
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.788069 $2.010799 $1.694146 $1.927735 $1.444279 $0.902888 $1.520616 $1.514812 $1.366114 $1.324659	$2.532253 $2.788069 $2.010799 $1.694146 $1.927735 $1.444279 $0.902888 $1.520616 $1.514812 $1.366114	0.000 1,297.146 1,304.394 14,078.053 15,728.653 15,951.454 19,241.726 36,030.660 33,089.842 33,972.331
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.655346 $1.419898 $1.303746 $1.307097 $1.214297 $1.050550 $1.377544 $1.350032 $1.231764 $1.222715	$1.759142 $1.655346 $1.419898 $1.303746 $1.307097 $1.214297 $1.050550 $1.377544 $1.350032 $1.231764	75,970.843 93,623.584 96,098.981 106,436.078 119,349.657 98,407.955 113,379.340 150,245.799 156,660.163 130,400.030
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.098784 $0.910061 $0.784034 $0.893548 $0.839500 $0.623923 $1.065918 $1.000000	$0.958731 $1.098784 $0.910061 $0.784034 $0.893548 $0.839500 $0.623923 $1.065918	155,585.953 156,471.347 167,026.172 158,519.334 176,017.111 185,896.399 702.992 13,322.162
44

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.801747 $1.725868 $1.501249 $1.462597 $1.328042 $0.921031 $1.258616 $1.260250 $1.160309 $1.164230	$1.832792 $1.801747 $1.725868 $1.501249 $1.462597 $1.328042 $0.921031 $1.258616 $1.260250 $1.160309	291,346.881 321,255.271 479,791.457 455,505.884 94,820.167 145,091.252 51,754.940 70,255.619 70,870.020 99,861.865
TA Aegon Money Market - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.954090 $0.971684 $0.989700 $1.007901 $1.026507 $1.045395 $1.042244 $1.013334 $0.987867 $0.980329	$0.936814 $0.954090 $0.971684 $0.989700 $1.007901 $1.026507 $1.045395 $1.042244 $1.013334 $0.987867	85,696.428 193,232.868 205,547.104 175,266.984 159,345.425 253,903.310 1,313,697.694 181,403.169 195,776.576 166,889.442
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.211096 $1.264960 $1.228711 $1.166405 $1.139846 $1.114167 $1.056501 $1.017329 $1.005345 $1.004005	$1.241677 $1.211096 $1.264960 $1.228711 $1.166405 $1.139846 $1.114167 $1.056501 $1.017329 $1.005345	84,274.333 89,431.108 91,850.825 130,936.098 104,600.998 233,240.153 176,497.796 35,048 32,788.018 42,787.901
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.211096 $1.264960 $1.228711 $1.166405 $1.139846 $1.114167 $1.056501 $1.017329 $1.005345 $1.004005	$1.241677 $1.211096 $1.264960 $1.228711 $1.166405 $1.139846 $1.114167 $1.056501 $1.017329 $1.005345	175,049.915 155,173.237 554,393.138 890,668.440 578,648.126 1,304,264.157 2,882,925.461 0.000 0.000 3,676.282
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.521972 $1.450240 $1.396288 $1.398774 $1.305220 $1.013496 $1.638564 $1.410994 $1.298714 $1.277435	$1.574373 $1.521972 $1.450240 $1.396288 $1.398774 $1.305220 $1.013496 $1.638564 $1.410994 $1.298714	30,261.787 30,278.233 30,847.903 36,344.415 35,674.115 128,352.073 78,139.845 194,281.296 131,920.368 127,429.404
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.634531 $1.526033 $1.450060 $1.442811 $1.351796 $1.102289 $1.428490 $1.370797 $1.279140 $1.240597	$1.636117 $1.634531 $1.526033 $1.450060 $1.442811 $1.351796 $1.102289 $1.428490 $1.370797 $1.279140	657,921.861 918,946.200 1,118,180.250 1,440,973.586 1,441,980.287 1,389,265.733 3,108,478.970 750,536.105 795,433.702 652,930.653
45

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.962017 $1.581078 $1.432926 $1.547531 $1.374764 $1.080868 $1.827501 $1.731070 $1.529348 $1.391625	$1.973332 $1.962017 $1.581078 $1.432926 $1.547531 $1.374764 $1.080868 $1.827501 $1.731070 $1.529348	646,855.601 653,078.806 614,106.675 633,110.079 801,078.750 862,055.716 918,377.449 2,099,128 2,797,329.801 2,600,394.875
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.775369 $1.596894 $1.490770 $1.513862 $1.399939 $1.129842 $1.559272 $1.474254 $1.350078 $1.283478	$1.788605 $1.775369 $1.596894 $1.490770 $1.513862 $1.399939 $1.129842 $1.559272 $1.474254 $1.350078	1,311,018.050 1,685,398.522 1,789,264.623 1,832,929.631 2,549,565.265 2,927,695.870 2,778,429.817 4,847,202.025 6,181,321.693 6,524,698.939
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.879933 $1.608418 $1.484351 $1.546964 $1.401701 $1.116475 $1.695380 $1.605557 $1.440189 $1.336977	$1.890959 $1.879933 $1.608418 $1.484351 $1.546964 $1.401701 $1.116475 $1.695380 $1.605557 $1.440189	1,907,519.863 2,127,242.250 2,566,763.676 2,997,407.562 3,682,608.877 4,604,784.050 2,957,775.925 10,704,039.339 10,992,735.381 10,034,902.509
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.129492 $1.669302 $1.525385 $1.516290 $1.402016 $1.255742 $1.939867 $1.893607 $1.653693 $1.455261	$2.340374 $2.129492 $1.669302 $1.525385 $1.516290 $1.402016 $1.255742 $1.939867 $1.893607 $1.653693	249,686.207 301,521.685 380,593.937 408,917.842 448,246.823 333,482.898 22,491.403 59,243.401 56,904.033 52,368.991
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.329161 $1.204989 $1.115670 $1.095263 $1.002778 $0.993355	$1.371181 $1.329161 $1.204989 $1.115670 $1.095263 $1.002778	743,559.938 776,864.659 856,504.353 945,970.349 943,771.650 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.240980 $2.200836 $1.793716 $1.943633 $1.716885 $1.314716 $2.328830 $2.548171 $1.828678 $1.645498	$2.492774 $2.240980 $2.200836 $1.793716 $1.943633 $1.716885 $1.314716 $2.328830 $2.548171 $1.828678	37,922.252 42,752.009 49,936.535 60,839.996 66,078.001 127,704.580 312,080.388 236,531.519 230,073.642 206,413.470
46

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.042092 $0.943729 $0.854595 $0.941300 $0.869641 $0.684863 $1.095389 $1.028417 $1.000000	$1.015093 $1.042092 $0.943729 $0.854595 $0.941300 $0.869641 $0.684863 $1.095389 $1.028417	9,374.726 17,933.922 25,532.630 30,584.791 31,415.447 29,209.308 124,331.835 130,037.708 93,075.935
TA Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.175662 $1.613918 $1.424435 $1.462004 $1.329797 $0.962680 $1.559151 $1.427197 $1.430633 $1.283494	$2.345256 $2.175662 $1.613918 $1.424435 $1.462004 $1.329797 $0.962680 $1.559151 $1.427197 $1.430633	51,246.434 59,629.981 49,073.265 66,351.771 74,985.741 17,124.333 17,133.870 27,065.555 27,563.986 24,006.880
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.978816 $1.525271 $1.338254 $1.356539 $1.202938 $0.947439 $1.544595 $1.508426 $1.336293 $1.318774	$2.214282 $1.978816 $1.525271 $1.338254 $1.356539 $1.202938 $0.947439 $1.544595 $1.508426 $1.336293	4,997.549 5,737.829 4,178.074 0.000 36.264 86.261 3,473.905 3,621.037 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.888952 $1.463400 $1.239745 $1.241163 $1.029234 $0.985149	$2.132600 $1.888952 $1.463400 $1.239745 $1.241163 $1.029234	5,962.796 6,805.200 1,845.789 3,113.415 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.170980 $1.877541 $1.569215 $1.780109 $1.643632 $1.265940 $2.000448 $1.871673 $1.550773 $1.404892	$2.016217 $2.170980 $1.877541 $1.569215 $1.780109 $1.643632 $1.265940 $2.000448 $1.871673 $1.550773	107,320.065 148,859.113 146,300.633 136,773.537 166,712.319 204,656.760 284,315.751 310,229 316,385.235 341,070.528
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.352618 $1.620255 $1.432577 $1.551967 $1.243782 $0.993038 $1.593905 $1.611242 $1.387213 $1.361003	$2.443575 $2.352618 $1.620255 $1.432577 $1.551967 $1.243782 $0.993038 $1.593905 $1.611242 $1.387213	12,722.124 26,961.338 24,589.958 25,775.108 35,726.039 32,522.992 29,920.193 48,411.315 98,177.319 64,093.796
47

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.445268 $1.793938 $1.679889 $1.838075 $1.401446 $0.891443 $1.695300 $1.412676 $1.312834 $1.245948	$2.394585 $2.445268 $1.793938 $1.679889 $1.838075 $1.401446 $0.891443 $1.695300 $1.412676 $1.312834	28,508.986 44,894.883 40,817.081 35,608.165 21,569.309 17,735.337 17,798.515 33,400.380 30,138.970 24,791.226
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.941393 $1.679167 $1.521746 $1.493791 $1.228099 $0.993199 $1.500384 $1.347980 $1.262511 $1.192883	$2.106228 $1.941393 $1.679167 $1.521746 $1.493791 $1.228099 $0.993199 $1.500384 $1.347980 $1.262511	249,140.521 80,863.892 56,745.196 41,438.169 37,481.900 38,694.956 5,178.380 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.337974 $1.401481 $1.330136 $1.278614 $1.217797 $1.071547 $1.126043 $1.054181 $1.033347 $1.031445	$1.370666 $1.337974 $1.401481 $1.330136 $1.278614 $1.217797 $1.071547 $1.126043 $1.054181 $1.033347	718,306.688 673,953.190 812,895.575 791,672.598 904,718.117 778,935.300 520,577.509 697,679.292 760,997.455 754,727.817
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008	$1.714352 $1.283510 $1.126643 $1.181205 $0.925057 $0.659317 $1.000000	$1.766258 $1.714352 $1.283510 $1.126643 $1.181205 $0.925057 $0.659317	6,931.984 7,673.651 2,026.010 2,530.529 2,541.961 1,751.480 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.016143 $2.137749 $1.886717 $1.892902 $1.438085 $1.058835 $1.695885 $1.580826 $1.557972 $1.437264	$3.146258 $3.016143 $2.137749 $1.886717 $1.892902 $1.438085 $1.058835 $1.695885 $1.580826 $1.557972	71,106.044 65,236.567 67,474.275 68,328.229 72,638.221 74,521.628 35,655.610 65,804.264 103,002.948 85,387.274
TA Torray Concentrated Growth - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.120992 $1.626568 $1.418191 $1.481932 $1.269687 $0.891317 $1.570851 $1.468712 $1.359065 $1.268429	$2.285452 $2.120992 $1.626568 $1.418191 $1.481932 $1.269687 $0.891317 $1.570851 $1.468712 $1.359065	142,080.450 159,763.102 221,771.162 245,296.620 255,881.049 329,807.442 4,098.714 8,262.283 16,397.513 14,083.969
48

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.083140 $1.710041 $1.495950 $1.783352 $1.678627 $1.360375 $2.273309 $2.008770 $1.660766 $1.488758	$1.935249 $2.083140 $1.710041 $1.495950 $1.783352 $1.678627 $1.360375 $2.273309 $2.008770 $1.660766	64,147.640 32,985.528 34,563.519 39,844.843 46,478.427 110,162.510 198,001.852 253,267.944 257,446.379 118,880.857
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.176881 $1.075684 $1.010803 $1.014580 $0.933525 $0.815922 $1.000000	$1.208075 $1.176881 $1.075684 $1.010803 $1.014580 $0.933525 $0.815922	22,920.343 22,949.235 1,999.164 5,797.390 5,821.466 3,823.539 5,656.596
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.199485 $1.136766 $1.086035 $1.072050 $0.997845 $0.999950	$1.239422 $1.199485 $1.136766 $1.086035 $1.072050 $0.997845	0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.198088 $1.027307 $0.938024 $0.966294 $0.870910 $0.720097 $1.000000	$1.223038 $1.198088 $1.027307 $0.938024 $0.966294 $0.870910 $0.720097	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class(8) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.985534 $1.530471 $1.381271 $1.464311 $1.269462 $1.003093 $1.898270 $1.666241 $1.565729 $1.371372	$2.160661 $1.985534 $1.530471 $1.381271 $1.464311 $1.269462 $1.003093 $1.898270 $1.666241 $1.565729	334,863.741 335,430.191 413,345.457 452,581.198 192,877.592 220,800.963 217,396.105 321,611.411 342,622.915 398,210.114

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.616878 $1.417003 $1.273704 $1.338773 $1.236838 $1.012714 $1.000000	$1.699537 $1.616878 $1.417003 $1.273704 $1.338773 $1.236838 $1.012714	1,422,939.250 1,491,007.102 1,432,620.673 1,429,797.562 930,865.780 240,848.455 0.000
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.388268 $1.048987 $0.909986 $0.872462 $0.786609 $0.664713 $1.139956 $1.105703 $1.000000	$1.491885 $1.388268 $1.048987 $0.909986 $0.872462 $0.786609 $0.664713 $1.139956 $1.105703	1,556,668.470 1,626,355.371 1,463,810.849 1,236,624.018 526,633.872 366,631.751 382,491.275 384,039.487 14,831.304
49

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.393099 $1.034153 $0.901288 $0.952317 $0.881799 $0.654092 $1.105472 $0.989629 $1.000000	$1.559397 $1.393099 $1.034153 $0.901288 $0.952317 $0.881799 $0.654092 $1.105472 $0.989629	238,163.178 290,473.269 299,750.842 384,221.112 248,372.954 138,678.643 62,219.359 74,296.581 57,798.775
American Funds - Asset Allocation Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.525087 $1.257639 $1.104143 $1.111765 $1.007931 $0.989776	$1.575848 $1.525087 $1.257639 $1.104143 $1.111765 $1.007931	5,146,725.066 5,323,474.428 3,676,759.525 2,938,838.821 1,577,513.531 78,055.631
American Funds - Bond Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.068852 $1.114281 $1.078725 $1.036944 $0.993644 $1.000897	$1.103200 $1.068852 $1.114281 $1.078725 $1.036944 $0.993644	1,775,462.519 2,046,422.654 2,284,075.307 1,475,513.641 598,788.904 63,418.369
American Funds - Growth Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.614205 $1.265528 $1.095054 $1.166806 $1.002789 $0.986479	$1.717205 $1.614205 $1.265528 $1.095054 $1.166806 $1.002789	1,210,637.525 1,487,993.910 1,214,358.831 1,236,988.228 364,500.005 0.000
American Funds - Growth-Income Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.597873 $1.220832 $1.060047 $1.101360 $1.008181 $0.986801	$1.733141 $1.597873 $1.220832 $1.060047 $1.101360 $1.008181	1,169,617.114 1,254,138.324 768,909.557 586,825.250 207,455.738 0.000
American Funds - International Fund - Class 2(3) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.198237 $1.004805 $0.869931 $1.030620 $0.980303 $0.982910	$1.143573 $1.198237 $1.004805 $0.869331 $1.030620 $0.980303	826,705.131 1,981,569.549 833,834.449 791,380.580 261,101.833 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.310837 $1.117617 $0.989990 $1.046837 $0.904091 $0.664725 $1.000000	$1.418064 $1.310837 $1.117617 $0.989990 $1.046837 $0.904091 $0.664725	5,383,306.760 3,597,438.990 2,615,314.521 1,966,094.951 1,230,864.929 917,997.573 64,280.341
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.436934 $1.115943 $0.977265 $1.022302 $0.889158 $0.667524 $1.184684 $1.027191 $1.000000	$1.577577 $1.436934 $1.115943 $0.977265 $1.022302 $0.889158 $0.667524 $1.184684 $1.027191	2,782,476.602 2,690,133.562 2,943,123.955 2,883,891.122 2,581,611.385 1,932,025.044 1,780,089.552 1,228,445.617 242,225.224
50

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.274458 $1.013963 $0.881022 $0.890139 $0.787750 $0.616816 $1.097011 $1.101740 $1.000000	$1.359423 $1.274458 $1.013963 $0.881022 $0.890139 $0.787750 $0.616816 $1.097011 $1.101740	287,101.545 306,657.427 384,379.816 847,713.819 406,635.633 214,300.604 262,554.040 232,994.320 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.477312 $1.104710 $0.982132 $0.999116 $0.820340 $0.651963 $1.258464 $1.010566 $1.000000	$1.612597 $1.477312 $1.104710 $0.982132 $0.999116 $0.820340 $0.651963 $1.258464 $1.010566	266,782.257 277,754.801 337,147.833 441,845.989 305,422.163 363,435.114 298,156.996 82,574.695 36,599.623
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.515376 $1.134282 $1.007017 $1.148775 $0.908666 $0.661245 $1.113602 $0.982004 $1.000000	$1.579918 $1.515376 $1.134282 $1.007017 $1.148775 $0.908666 $0.661245 $1.113602 $0.982004	1,339,388.064 2,481,345.550 1,456,369.225 1,474,355.567 1,390,051.363 1,013,808.216 733,394.285 637,448.174 110,511.782
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.445834 $1.129479 $0.904092 $1.010795 $0.813664 $0.526557 $1.099391 $1.060474 $1.000000	$1.514256 $1.445834 $1.129479 $0.904092 $1.010795 $0.813664 $0.526557 $1.099391 $1.060474	622,833.753 565,124.064 497,559.333 542,703.080 455,354.642 440,228.339 414,443.851 159,724.870 21,771.278
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.814044 $1.493843 $1.321184 $1.368458 $1.264301 $0.990039 $1.000000	$1.830087 $1.814044 $1.493843 $1.321184 $1.368458 $1.264301 $0.990039	1,597,676.389 1,742,242.171 1,993,471.536 2,201,866.890 1,832,729.578 1,100,688.843 9,730.069
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.236152 $1.103334 $0.996141 $0.989452 $0.893086 $0.669833 $0.968475 $1.000000	$1.271599 $1.236152 $1.103334 $0.996141 $0.989452 $0.893086 $0.669833 $0.968475	2,972,749.900 3,687,409.884 4,591,566.929 4,699,219.287 2,747,692.055 1,900,072.534 1,354,399.684 656,829.077
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.111851 $0.881589 $0.784857 $0.806583 $0.737697 $0.595191 $0.962542 $1.000000	$1.171128 $1.111851 $0.881589 $0.784857 $0.806583 $0.737697 $0.595191 $0.962542	565,989.116 675,817.891 959,380.001 1,265,259.544 1,104,944.870 679,484.895 677,267.432 442,275.796
51

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
GE Investments Total Return Fund - Class 3(2) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.269323 $1.128247 $1.024302 $1.077107 $1.003571 $0.988808	$1.308836 $1.269323 $1.128247 $1.024302 $1.077107 $1.003571	1,146,947.702 930,123.874 1,070,281.005 945,374.429 373,010.145 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.322469 $0.962082 $1.000000	$1.406583 $1.322469 $0.962082	40,628.115 51,636.598 75,426.536
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.100409 $0.839720 $0.725911 $0.764178 $0.726689 $0.500229 $1.057839 $1.061450 $1.000000	$1.151114 $1.100409 $0.839720 $0.725911 $0.764178 $0.726689 $0.500229 $1.057839 $1.061450	197,971.843 211,966.578 221,619.340 270,561.324 181,355.266 148,627.255 7,197.074 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.753784 $1.350803 $1.174386 $1.214378 $0.983918 $0.692757 $1.255004 $1.048491 $1.000000	$1.935584 $1.753784 $1.350803 $1.174386 $1.214378 $0.983918 $0.692757 $1.255004 $1.048491	75,058.487 84,832.873 147,372.075 163,320.492 115,700.679 247,056.568 168,440.473 124,949.696 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.244527 $0.988220 $0.838563 $0.991483 $0.872856 $0.646052 $1.190543 $1.107223 $1.000000	$1.311603 $1.244527 $0.988220 $0.838563 $0.991483 $0.872856 $0.646052 $1.190543 $1.107223	355,215.222 473,736.244 517,730.839 720,218.956 675,272.507 243,199.759 108,637.236 106,701.264 1,406.919
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.872811 $1.348707 $1.134644 $1.289202 $0.964471 $0.602040 $1.012433 $1.007074 $1.000000	$1.703492 $1.872811 $1.348707 $1.134644 $1.289202 $0.964471 $0.602040 $1.012433 $1.007074	570,170.958 728,098.154 831,485.442 809,092.042 797,686.354 251,340.364 124,274.333 85,746.349 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.325408 $1.135216 $1.040812 $1.041956 $0.966566 $0.834998 $1.093271 $1.069851 $1.000000	$1.410580 $1.325408 $1.135216 $1.040812 $1.041956 $0.966566 $0.834998 $1.093271 $1.069851	580,775.417 964,914.404 1,127,995.518 1,319,768.967 1,089,498.723 679,769.137 569,824.074 194,515.470 6,297.165
52

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.109699 $0.917740 $0.789472 $0.898415 $0.842826 $0.625466 $1.066974 $1.000000	$0.969683 $1.109699 $0.917740 $0.789472 $0.898415 $0.842826 $0.625466 $1.066974	1,155,590.456 1,378,992.063 1,686,785.797 1,717,591.536 1,280,796.132 1,107,019.661 660,223.309 303,752.013
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.529593 $1.463013 $1.270727 $1.236198 $1.120823 $0.776180 $1.059115 $1.058929 $1.000000	$1.558252 $1.529593 $1.463013 $1.270727 $1.236198 $1.120823 $0.776180 $1.059115 $1.058929	2,133,934.307 2,981,657.984 2,696,670.238 2,168,963.379 1,459,677.573 863,904.686 408,612.174 385,946.596 145,668.239
TA Aegon Money Market - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.970044 $0.986477 $1.003308 $1.020273 $1.037558 $1.055058 $1.050319 $1.019675 $1.000000	$0.953893 $0.970044 $0.986477 $1.003308 $1.020273 $1.037558 $1.055058 $1.050319 $1.019675	7,315,715.873 9,749,746.220 5,931,917.887 8,011,234.814 5,034,841.530 5,206,256.150 10,380,130.853 2,769,227.153 469,138.652
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.115909 $1.021349 $0.959215 $1.000000	$1.136930 $1.115909 $1.021349 $0.959215	6,972,267.050 8,487,367.559 3,749,610.523 561,243.938
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.082096 $1.027806 $0.978990 $1.000000	$1.102373 $1.082096 $1.027806 $0.978990	3,696,759.615 4,405,984.226 5,917,737.824 1,877,411.764
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.148078 $1.002173 $0.918658 $1.000000	$1.165292 $1.148078 $1.002173 $0.918658	4,534,907.518 4,569,552.685 2,033,036.421 2,118,920.560
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.248433 $1.302033 $1.262846 $1.197044 $1.168061 $1.140067 $1.079456 $1.037892 $1.000000	$1.281833 $1.248433 $1.302033 $1.262846 $1.197044 $1.168061 $1.140067 $1.079456 $1.037892	2,734,412.154 3,984,561.403 6,849,344.521 5,987,222.010 5,682,475.784 3,456,286.339 1,422,883.555 115,935.315 7,992.854
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.248433 $1.302033 $1.262846 $1.197044 $1.168061 $1.140067 $1.079456 $1.037892 $1.000000	$1.281833 $1.248433 $1.302033 $1.262846 $1.197044 $1.168061 $1.140067 $1.079456 $1.037892	52,570.024 55,413.679 182,547.959 346,377.467 209,616.765 366,923.232 575,634.300 0.000 0.000
53

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.080308 $1.027884 $0.988176 $0.988475 $0.920995 $0.714117 $1.152836 $0.991257 $1.000000	$1.119156 $1.080308 $1.027884 $0.988176 $0.988475 $0.920995 $0.714117 $1.152836 $0.991257	3,471,606.740 3,551,617.181 3,944,687.794 3,274,073.330 648,000.076 424,103.009 247,413.176 283,945.085 38,696.224
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.243608 $1.159346 $1.100007 $1.092908 $1.022462 $0.832508 $1.077281 $1.032248 $1.000000	$1.246652 $1.243608 $1.159346 $1.100007 $1.092908 $1.022462 $0.832508 $1.077281 $1.032248	24,857,062.705 31,583,885.237 45,367,960.340 45,992,115.429 35,658,889.831 32,831,990.740 27,859,183.695 9,911,600.449 3,970,929.972
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.198589 $0.964449 $0.872788 $0.941201 $0.834891 $0.655444 $1.106560 $1.046608 $1.000000	$1.207272 $1.198589 $0.964449 $0.872788 $0.941201 $0.834891 $0.655444 $1.106560 $1.046608	2,679,921.825 3,135,634.945 3,145,541.929 2,129,695.999 1,928,763.917 3,977,025.575 4,730,577.793 4,287,595.571 995,971.343
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.263594 $1.134894 $1.057902 $1.072710 $0.990521 $0.798240 $1.100000 $1.038479 $1.000000	$1.274893 $1.263594 $1.134894 $1.057902 $1.072710 $0.990521 $0.798240 $1.100000 $1.038479	52,525,607.827 58,745,845.301 61,967,152.130 59,253,086.546 55,315,720.785 53,604,200.097 47,185,575.489 32,989,878.993 10,651,244.167
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.234380 $1.054546 $0.971756 $1.011264 $0.914957 $0.727702 $1.103389 $1.043385 $1.000000	$1.243457 $1.234380 $1.054546 $0.971756 $1.011264 $0.914957 $0.727702 $1.103389 $1.043385	47,609,921.109 59,917,411.745 53,294,377.128 59,077,302.288 68,479,192.401 72,540,743.826 53,967,612.228 41,359,455.916 15,858,883.434
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.210018 $0.947133 $0.864195 $0.857778 $0.791956 $0.708289 $1.092545 $1.064914 $1.000000	$1.331809 $1.210018 $0.947133 $0.864195 $0.857778 $0.791956 $0.708289 $1.092545 $1.064914	2,926,858.669 3,012,645.968 3,157,997.898 3,387,784.089 3,546,773.433 2,333,334.998 1,122,070.819 983,966.601 61,452.322
TA BlackRock Global Allocation - Service Class Subaccount inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.486471 $1.322389 $1.224178 $1.295746 $1.201597 $1.000000	$1.485846 $1.486471 $1.322389 $1.224178 $1.295746 $1.201597	11,309,294.633 12,072,281.010 12,760,628.878 13,216,295.000 8,245,776.242 3,596,173.450
54

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(4) Subaccount inception Date November 10, 2014	2014	$9.998614	$9.905250	33,051.418
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(5) Subaccount inception Date November 10, 2014	2014	$9.998614	$9.865343	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.607128 $1.454844 $1.345008 $1.318472 $1.205357 $1.000000	$1.660386 $1.607128 $1.454844 $1.345008 $1.318472 $1.205357	13,655,504.243 11,570,930.331 9,021,285.214 4,719,066.257 2,147,694.970 403,876.282
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.098308 $1.077042 $0.876508 $0.948374 $0.836507 $0.639615 $1.131291 $1.235999 $1.000000	$1.223519 $1.098308 $1.077042 $0.876508 $0.948374 $0.836507 $0.639615 $1.131291 $1.235999	1,736,552.496 1,207,260.195 1,461,093.575 929,301.296 627,682.389 393,492.088 429,111.314 383,065.961 47,044.134
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.053938 $0.953048 $0.861765 $0.947809 $0.874362 $0.687573 $1.098098 $1.029432 $1.000000	$1.028146 $1.053938 $0.953048 $0.861765 $0.947809 $0.874362 $0.687573 $1.098098 $1.029432	8,124,474.654 7,757,257.596 8,181,725.220 8,650,263.601 11,013,955.245 12,365,816.891 8,713,333.772 6,501,343.024 924,620.432
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.134332 $0.969277 $0.876298 $0.999198 $0.985611 $0.986569	$1.202702 $1.134332 $0.969277 $0.876298 $0.999198 $0.985611	2,732,287.483 2,992,937.892 1,568,555.272 1,209,880.377 619,896.171 54,170.345
TA Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.549337 $1.147614 $1.011378 $1.036536 $0.941418 $0.680522 $1.100528 $1.005889 $1.000000	$1.672568 $1.549337 $1.147614 $1.011378 $1.036536 $0.941418 $0.680522 $1.100528 $1.005889	699,491.506 775,712.067 891,544.067 935,497.317 955,549.698 208,693.644 140,639.638 133,380 25,692.508
TA JPMorgan Core Bond - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.033360 $1.073796 $1.042579 $1.000000	$1.067926 $1.033360 $1.073796 $1.042579	1,624,400.781 1,277,245.454 1,316,594.539 890,234.850
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.446457 $1.113290 $0.975338 $0.987201 $0.874132 $0.687459 $1.119092 $1.091266 $1.000000	$1.620967 $1.446457 $1.113290 $0.975338 $0.987201 $0.874132 $0.687459 $1.119092 $1.091266	687,860.318 329,602.130 291,355.744 192,883.064 376,129.406 347,815.614 345,434.301 6,458.304 3,308.600
55

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.900475 $1.470161 $1.243623 $1.243220 $1.029410 $0.985153	$2.148778 $1.900475 $1.470161 $1.243623 $1.243220 $1.029410	1,046,656.455 706,031.150 646,708.790 373,827.799 179,254.909 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 1, 2011	2014 2013 2012 2011	$1.087182 $1.050102 $0.993819 $1.000000	$1.136140 $1.087182 $1.050102 $0.993819	4,242,668.484 4,697,258.795 3,908,705.666 1,762,414.607
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.083621 $1.007584 $1.000000	$1.155892 $1.083621 $1.007584	6,044,061.327 3,497,083.024 1,175,686.799
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.139762 $1.002635 $1.000000	$1.212370 $1.139762 $1.002635	1,305,507.490 669,674.983 206,887.060
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2014 2013 2012	$1.111689 $0.989191 $1.000000	$1.181054 $1.111689 $0.989191	1,224,136.222 1,158,093.422 116,554.269
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.241863 $1.072425 $0.894981 $1.013763 $0.934669 $0.718825 $1.134210 $1.059617 $1.000000	$1.155030 $1.241863 $1.072425 $0.894981 $1.013763 $0.934669 $0.718825 $1.134210 $1.059617	2,557,173.537 2,480,201.984 990,797.862 797,189.601 780,952.125 572,957.821 499,722.780 433,370.442 86,710.093
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.591348 $1.094346 $0.966150 $1.045138 $0.836363 $0.666777 $1.068640 $1.078664 $1.000000	$1.655313 $1.591348 $1.094346 $0.966150 $1.045138 $0.836363 $0.666777 $1.068640 $1.078664	521,996.397 497,827.486 496,800.247 379,241.427 258,131.020 221,575.875 218,649.796 181,435.623 93,244.423
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.736980 $1.272439 $1.189779 $1.299896 $0.989658 $0.628577 $1.193621 $0.993158 $1.000000	$1.703478 $1.736980 $1.272439 $1.189779 $1.299896 $0.989658 $0.628577 $1.193621 $0.993158	1,082,247.456 1,202,810.115 1,150,281.823 1,285,472.496 425,696.761 275,521.723 167,256.060 75,807.290 5,351.076
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.492856 $1.289312 $1.166712 $1.143593 $0.938809 $0.758114 $1.143549 $1.025873 $1.000000	$1.622000 $1.492856 $1.289312 $1.166712 $1.143593 $0.938809 $0.758114 $1.143549 $1.025873	5,155,433.115 4,843,474.912 4,597,209.868 3,547,286.817 2,910,050.693 1,041,087.087 446,753.985 306,556.463 20,925.563
56

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.004616 $0.913472 $0.920039 $0.968645 $1.020435 $0.998157	$1.065177 $1.004616 $0.913472 $0.920039 $0.968645 $1.020435	3,931,536.405 3,587,663.003 4,192,858.482 3,637,132.875 3,241,718.872 131,413.343
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.950344 $0.893621 $0.895237 $0.983823 $1.022185 $0.997263	$1.015982 $0.950344 $0.893621 $0.895237 $0.983823 $1.022185	1,314,060.335 1,513,407.228 1,012,242.699 1,039,664.001 873,012.102 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.985183 $0.857782 $0.866452 $0.996956 $1.021103 $0.996395	$1.030661 $0.985183 $0.857782 $0.866452 $0.996956 $1.021103	809,098.430 547,274.401 364,976.863 563,207.365 478,888.217 56,168.869
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.329750 $1.390809 $1.318054 $1.265142 $1.203194 $1.057139 $1.109256 $1.036920 $1.000000	$1.364263 $1.329750 $1.390809 $1.318054 $1.265142 $1.203194 $1.057139 $1.109256 $1.036920	9,839,919.431 13,306,091.387 16,611,637.116 13,093,970.060 10,865,096.796 6,723,271.642 2,498,454.315 547,341.603 66,158.083
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception date May 1, 2011	2014 2013 2012 2011	$0.989977 $1.113096 $1.065040 $1.000000	$1.006309 $0.989977 $1.113096 $1.065040	2,235,537.597 2,298,513.376 4,505,802.712 2,345,673.577
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2014 2013 2012 2011 2010 2009	$0.119204 $0.220871 $0.318340 $0.404424 $0.561600 $1.000000	$0.087228 $0.119204 $0.220871 $0.318340 $0.404424 $0.561600	5,319,504.074 3,866,082.993 7,074,714.613 7,896,840.872 1,246,374.161 36,339.146
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008	$1.729437 $1.292896 $1.133210 $1.186356 $0.927726 $0.660241 $1.000000	$1.784417 $1.729437 $1.292896 $1.133210 $1.186356 $0.927726 $0.660241	890,577.098 1,061,202.283 1,055,697.316 1,146,176.041 857,646.325 350,757.384 253,859.108
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.824060 $1.290932 $1.137656 $1.139719 $0.864603 $0.635650 $1.016578 $0.946210 $1.000000	$1.905558 $1.824060 $1.290932 $1.137656 $1.139719 $0.864603 $0.635650 $1.016578 $0.946210	1,895,824.493 2,776,829.968 1,352,106.848 1,197,448.131 531,073.357 525,139.979 290,417.279 217,418.369 7,155.051
57

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.547956 $1.185363 $1.031983 $1.076780 $0.921209 $0.645728 $1.136350 $1.060888 $1.000000	$1.670437 $1.547956 $1.185363 $1.031983 $1.076780 $0.921209 $0.645728 $1.136350 $1.060888	753,982.979 896,974.152 1,059,892.086 1,138,143.112 1,413,200.966 1,143,330.242 658,843.227 45,350.521 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.107117 $0.907488 $0.792697 $0.943609 $0.886892 $0.717685 $1.197548 $1.056631 $1.000000	$1.030034 $1.107117 $0.907488 $0.792697 $0.943609 $0.886892 $0.717685 $1.197548 $1.056631	1,275,952.005 2,845,637.750 678,685.365 667,165.900 657,748.542 1,005,468.530 785,316.171 669,723.474 137,538.568
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.186749 $1.083107 $1.016279 $1.018584 $0.935839 $0.816736 $1.000000	$1.220001 $1.186749 $1.083107 $1.016279 $1.018584 $0.935839 $0.816736	14,681,811.663 18,842,696.436 10,560,756.065 5,096,774.001 613,465.532 748,782.638 266,216.046
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.206783 $1.141997 $1.089421 $1.073814 $0.998015 $0.999954	$1.248805 $1.206783 $1.141997 $1.089421 $1.073814 $0.998015	7,046,121.503 5,061,111.729 4,529,701.565 1,675,609.598 715,591.901 0.000
TA Vanguard ETF - Growth - Service Class(4) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.208149 $1.034414 $0.943111 $0.970105 $0.873054 $0.720815 $1.000000	$1.235133 $1.208149 $1.034414 $0.943111 $0.970105 $0.873054 $0.720815	19,961,675.178 12,313,044.187 8,851,082.151 6,936,367.632 6,041,137.262 5,259,673.885 779,065.245
TA WMC US Growth - Service Class(6) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.216650 $0.936427 $0.843889 $0.893304 $0.773299 $0.610130 $1.152912 $1.010483 $1.000000	$1.325917 $1.216650 $0.936427 $0.843889 $0.893304 $0.773299 $0.610130 $1.152912 $1.010483	1,552,301.062 1,806,732.412 1,072,133.262 1,290,731.867 180,543.034 99,925.063 134,522.022 90,425.642 8,971.277

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.620969 $1.419893 $1.275667 $1.340179 $1.237531 $1.012783 $1.000000	$1.704674 $1.620969 $1.419893 $1.275667 $1.340179 $1.237531 $1.012783	15,238.175 15,839.379 16,397.426 16,397.426 0.000 0.000 0.000
58

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.500793 $1.133452 $0.982776 $0.941786 $0.848695 $0.716828 $1.228748 $1.191237 $1.035043 $1.005840	$1.613586 $1.500793 $1.133452 $0.982776 $0.941786 $0.848695 $0.716828 $1.228748 $1.191237 $1.035043	14,207.905 25,464.819 20,420.988 175,497.898 367,112.891 422,550.759 1,187,145.326 1,492,818.757 2,165,164.853 2,710,964.858
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.172361 $0.869862 $0.757722 $0.800240 $0.740617 $0.549095 $0.927557 $0.829949 $0.849042 $0.751468	$1.312946 $1.172361 $0.869862 $0.757722 $0.800240 $0.740617 $0.549095 $0.927557 $0.829949 $0.849042	25,514.661 25,514.661 36,341.459 71,654.846 125,697.725 223,759.659 384,688.625 462,151.848 858,080.426 896,236.648
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.314527 $1.120209 $0.991794 $1.048229 $0.904846 $0.664950 $1.000000	$1.422741 $1.314527 $1.120209 $0.991794 $1.048229 $0.904846 $0.664950	60,610.551 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.779327 $1.381167 $1.208940 $1.264042 $1.098878 $0.824553 $1.462643 $1.267582 $1.156256 $1.007547	$1.954458 $1.779327 $1.381167 $1.208940 $1.264042 $1.098878 $0.824553 $1.462643 $1.267582 $1.156256	129,720.313 169,505.894 1,262,158.595 5,206,609.951 6,160,593.353 7,154,851.029 7,982,893.783 9,394,980.015 12,332,579.646 12,946,092.441
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.637641 $1.302270 $1.130977 $1.142130 $1.010262 $0.790655 $1.405491 $1.410854 $1.195759 $1.151310	$1.747675 $1.637641 $1.302270 $1.130977 $1.142130 $1.010262 $0.790655 $1.405491 $1.410854 $1.195759	61,035.746 117,744.327 111,980.460 335,344.103 608,347.410 984,823.807 2,081,446.625 2,519,117.666 3,687,744.038 3,840,173.981
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.254512 $0.937646 $0.833190 $0.847189 $0.695259 $0.552290 $1.065547 $0.855221 $0.815687 $0.785870	$1.370059 $1.254512 $0.937646 $0.833190 $0.847189 $0.695259 $0.552290 $1.065547 $0.855221 $0.815687	15,056.553 41,392.604 84,068.680 175,474.642 306,605.127 593,690.524 927,124.381 1,032,876.591 1,721,144.115 2,404,844.956
59

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.193397 $0.881980 $0.751404 $0.749024 $0.616620 $0.430897 $0.976401 $0.807604 $0.780921 $0.730396	$1.314293 $1.193397 $0.881980 $0.751404 $0.749024 $0.616620 $0.430897 $0.976401 $0.807604 $0.780921	0.000 0.000 0.000 6,428.572 23,686.369 74,157.523 106,228.385 118,705.896 139,315.397 159,951.180
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.099886 $2.319143 $2.057917 $2.346471 $1.855115 $1.349336 $2.271284 $2.001900 $1.810309 $1.559181	$3.233507 $3.099886 $2.319143 $2.057917 $2.346471 $1.855115 $1.349336 $2.271284 $2.001900 $1.810309	35,549.361 67,376.522 760,184.254 2,241,672.353 2,623,368.361 3,181,919.737 5,230,196.469 6,859,195.465 9,519,029.718 10,808,650.447
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.038990 $1.592074 $1.273734 $1.423359 $1.145202 $0.740746 $1.545817 $1.490367 $1.305847 $1.295883	$2.136526 $2.038990 $1.592074 $1.273734 $1.423359 $1.145202 $0.740746 $1.545817 $1.490367 $1.305847	77,660.839 66,479.656 842,832.907 1,148,815.966 1,614,238.828 1,743,605.916 3,033,707.801 3,606,595.948 4,766,795.720 5,239,413.070
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.818636 $1.496889 $1.323222 $1.369903 $1.265010 $0.990107 $1.000000	$1.835614 $1.818636 $1.496889 $1.323222 $1.369903 $1.265010 $0.990107	0.000 0.000 0.000 5,670.888 5,707.161 5,753.028 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.240189 $1.106404 $0.998427 $0.991236 $0.894268 $0.670389 $0.968794 $1.000000	$1.276374 $1.240189 $1.106404 $0.998427 $0.991236 $0.894268 $0.670389 $0.968794	39,288.278 41,287.688 345,464.871 797,499.390 1,377,356.238 1,286,158.746 495,848.543 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.115456 $0.884025 $0.786640 $0.808020 $0.738651 $0.595677 $0.962851 $1.000000	$1.175499 $1.115456 $0.884025 $0.786640 $0.808020 $0.738651 $0.595677 $0.962851	3,581.476 5,502.051 128,880.613 132,760.408 165,535.861 279,220.697 428,919.031 516,972.664
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27,2012	2014 2013 2012	$1.323585 $0.962417 $1.000000	$1.408466 $1.323585 $0.962417	16,481.644 21,522.752 53,038.414
60

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.297716 $0.989806 $0.855226 $0.899866 $0.855291 $0.588477 $1.243830 $1.247452 $1.122690 $1.082408	$1.358172 $1.297716 $0.989806 $0.855226 $0.899866 $0.855291 $0.588477 $1.243830 $1.247452 $1.122690	14,371.114 14,574.101 48,333.945 82,861.620 167,071.823 172,689.906 487,603.207 686,147.304 992,629.057 1,166,614.220
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.004772 $0.773516 $0.672165 $0.694709 $0.562599 $0.395914 $0.716875 $0.598622 $0.537021 $0.487253	$1.109467 $1.004772 $0.773516 $0.672165 $0.694709 $0.562599 $0.395914 $0.716875 $0.598622 $0.537021	4,632.344 7,116.446 66,488.111 260,039.320 511,530.836 674,811.391 919,318.124 1,057,678.007 1,022,825.324 1,306,600.409
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.839380 $0.666178 $0.565018 $0.667727 $0.587549 $0.434661 $0.800602 $0.744204 $0.641412 $0.617582	$0.885057 $0.839380 $0.666178 $0.565018 $0.667727 $0.587549 $0.434661 $0.800602 $0.744204 $0.641412	12,240.226 12,979.701 399,295.373 2,061,247.329 4,214,615.890 4,261,710.404 1,469,162.162 2,017,402.285 1,816,322.478 1,998,931.934
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.909945 $1.543179 $1.415964 $1.483526 $1.307150 $0.999639 $1.409366 $1.336873 $1.180964 $1.091239	$2.037507 $1.909945 $1.543179 $1.415964 $1.483526 $1.307150 $0.999639 $1.409366 $1.336873 $1.180964	0.000 0.000 0.000 51,556.476 89,891.476 87,253.727 108,658.554 156,402.350 170,687.250 229,998.743
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.192259 $1.577982 $1.326867 $1.506858 $1.126746 $0.702996 $1.181624 $1.174786 $1.057395 $1.023299	$1.995032 $2.192259 $1.577982 $1.326867 $1.506858 $1.126746 $0.702996 $1.181624 $1.174786 $1.057395	39,218.173 48,923.929 100,845.603 206,224.171 287,537.345 260,249.577 100,509.764 227,941.936 252,125.681 223,744.655
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.574257 $1.347697 $1.235014 $1.235752 $1.145761 $0.989314 $1.294686 $1.266326 $1.153125 $1.142421	$1.676264 $1.574257 $1.347697 $1.235014 $1.235752 $1.145761 $0.989314 $1.294686 $1.266326 $1.153125	15,309.335 50,614.525 1,570,413.146 2,551,536.322 3,112,931.584 3,997,110.597 5,266,112.172 5,935,898.431 6,174,817.817 7,487,429.299
61

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.113316 $0.920281 $0.791275 $0.900033 $0.843928 $0.625977 $1.067319 $1.000000	$0.973312 $1.113316 $0.920281 $0.791275 $0.900033 $0.843928 $0.625977 $1.067319	25,966.214 26,881.243 144,366.142 215,600.318 384,696.921 772,731.485 313,543.636 581,359.124
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.926107 $1.836727 $1.590871 $1.543449 $1.395350 $0.963321 $1.309167 $1.306671 $1.197121 $1.195154	$1.970204 $1.926107 $1.836727 $1.590871 $1.543449 $1.395350 $0.963321 $1.309167 $1.306671 $1.197121	5,178.188 4,884.847 220,384.631 350,605.273 542,950.526 899,185.672 1,317,420.419 2,338,348.372 2,758,581.858 3,228,323.815
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.839955 $1.759012 $1.527055 $1.484824 $1.345574 $0.931352 $1.270217 $1.269362 $1.166419 $1.168067	$1.875348 $1.839955 $1.759012 $1.527055 $1.484824 $1.345574 $0.931352 $1.270217 $1.269362 $1.166419	71,082.943 80,405.134 98,422.711 120,808.171 168,920.218 266,035.622 309,170.455 153,336.262 180,911.718 192,415.190
TA Aegon Money Market - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.250681 $1.271250 $1.292276 $1.313471 $1.335075 $1.355365 $1.345657 $1.302478 $1.264107 $1.248895	$1.230443 $1.250681 $1.271250 $1.292276 $1.313471 $1.335075 $1.355365 $1.345657 $1.302478 $1.264107	71,866.055 58,086.726 1,025,755.610 2,178,411.641 2,360,641.496 3,312,757.850 5,581,228.748 4,855,653.613 4,842,365.529 6,486,077.019
TA Aegon Money Market - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.974303 $0.990348 $1.006739 $1.023242 $1.040052 $1.057122 $1.051848 $1.020645 $0.993042 $0.983543	$0.958561 $0.974303 $0.990348 $1.006739 $1.023242 $1.040052 $1.057122 $1.051848 $1.020645 $0.993042	426,025.520 370,285.388 373,346.170 538,252.616 570,293.735 818,260.607 2,866,311.114 2,581,105.521 3096193.112 1,646,772.784
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.867539 $1.941771 $1.877423 $1.773434 $1.726662 $1.680100 $1.586353 $1.520685 $1.496746 $1.488185	$1.922751 $1.867539 $1.941771 $1.877423 $1.773434 $1.726662 $1.680100 $1.586353 $1.520685 $1.496746	0.000 0.000 287,413.393 677,939.640 987,756.962 1,478,270.501 2,564,117.468 3,057,723.590 3,432,703.460 4,436,021.611
62

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.236824 $1.289293 $1.249874 $1.184157 $1.154918 $1.126684 $1.066255 $1.024700 $1.010644 $1.007306	$1.270541 $1.236824 $1.289293 $1.249874 $1.184157 $1.154918 $1.126684 $1.066255 $1.024700 $1.010644	205,888.642 313,986.955 351,280.382 330,928.161 419,029.730 560,870.148 768,113.295 361,405.868 262,049.585 292,876.039
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.236824 $1.289293 $1.249874 $1.184157 $1.154918 $1.126684 $1.066255 $1.024700 $1.010644 $1.007306	$1.270541 $1.236824 $1.289293 $1.249874 $1.184157 $1.154918 $1.126684 $1.066255 $1.024700 $1.010644	111,571.302 123,091.229 696,306.262 1,144,348.520 837,821.574 1,658,881.249 3,182,166.702 44,134.540 0.000 0.000
TA AllianceBernstein Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.545161 $1.465381 $1.403495 $1.401178 $1.303225 $1.008953 $1.624780 $1.392271 $1.276106 $1.248620	$1.604593 $1.545161 $1.465381 $1.403495 $1.401178 $1.303225 $1.008953 $1.624780 $1.392271 $1.276106	353.346 396.710 167,496.849 200,164.964 264,532.464 383,979.514 489,868.775 616,865.970 635,980.915 631,326.559
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.554247 $1.478095 $1.420292 $1.420036 $1.322453 $1.024879 $1.653702 $1.421220 $1.305556 $1.281643	$1.610907 $1.554247 $1.478095 $1.420292 $1.420036 $1.322453 $1.024879 $1.653702 $1.421220 $1.305556	92,548.980 284,712.127 391,570.210 693,648.310 948,367.193 1,194,636.479 1,355,982.617 1,414,118.156 1430856.650 1,360,457.255
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.602198 $1.489153 $1.408742 $1.394894 $1.301645 $1.056595 $1.362730 $1.302195 $1.209388 $1.168714	$1.610697 $1.602198 $1.489153 $1.408742 $1.394894 $1.301645 $1.056595 $1.362730 $1.302195 $1.209388	7,539.210 3,324.435 1,447,689.802 2,971,542.473 3,816,378.058 4,092,210.818 4,324,481.770 4,559,401.539 3,950,262.173 5,139,406.237
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.669162 $1.555314 $1.474977 $1.464725 $1.369643 $1.114647 $1.441652 $1.380694 $1.285855 $1.244663	$1.674076 $1.669162 $1.555314 $1.474977 $1.464725 $1.369643 $1.114647 $1.441652 $1.380694 $1.285855	1,641,474.042 2,545,959.391 2,921,253.043 3,324,271.678 3,926,849.319 4,912,638.287 5,122,755.897 5,058,972 5,731,875.609 5,311,608.574
63

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.706132 $1.367611 $1.234743 $1.326967 $1.173414 $0.918811 $1.547312 $1.459780 $1.283364 $1.162218	$1.724249 $1.706132 $1.367611 $1.234743 $1.326967 $1.173414 $0.918811 $1.547312 $1.459780 $1.283364	0.010 55.566 1,178,918.708 3,427,021.430 9,175,586.525 9,019,004.958 6,135,701.505 8,836,631.456 9,538,311.474 9,927,114.009
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.003635 $1.611441 $1.457556 $1.571048 $1.392921 $1.092998 $1.844349 $1.743593 $1.537391 $1.396201	$2.019141 $2.003635 $1.611441 $1.457556 $1.571048 $1.392921 $1.092998 $1.844349 $1.743593 $1.537391	805,669.777 881,947.055 1,120,539.520 1,413,830.635 1,498,895.294 1,787,349.333 2,340,011.057 2,892,235.945 3,255,748.077 2,727,896.863
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.680773 $1.505281 $1.398309 $1.413048 $1.301334 $1.046510 $1.436940 $1.353130 $1.233773 $1.167191	$1.699240 $1.680773 $1.505281 $1.398309 $1.413048 $1.301334 $1.046510 $1.436940 $1.353130 $1.233773	0.000 0.000 6,179,410.564 15,987,184.820 9,512,237.211 11,363,556.425 12,166,748.247 12,903,497.992 16,280,085.326 18,384,505.055
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.813032 $1.627573 $1.516411 $1.536886 $1.418449 $1.142535 $1.573670 $1.484939 $1.357190 $1.287710	$1.830140 $1.813032 $1.627573 $1.516411 $1.536886 $1.418449 $1.142535 $1.573670 $1.484939 $1.357190	4,187,689.256 4,963,364.847 5,700,142.252 6,183,222.201 7,210,749.389 9,175,189.432 9,682,889.469 14,031,740.906 18,165,656.265 15,833,341.165
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.714819 $1.460110 $1.341519 $1.391624 $1.254864 $0.995303 $1.504829 $1.418967 $1.267027 $1.171748	$1.730358 $1.714819 $1.460110 $1.341519 $1.391624 $1.254864 $0.995303 $1.504829 $1.418967 $1.267027	0.000 2,529.231 3,539,266.381 6,511,722.099 19,288,255.248 20,793,678.692 15,724,985.647 20,753,110.812 21,875,335.171 21,767,725.511
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.919815 $1.639313 $1.509868 $1.570475 $1.420209 $1.128996 $1.711018 $1.617168 $1.447775 $1.341392	$1.934882 $1.919815 $1.639313 $1.509868 $1.570475 $1.420209 $1.128996 $1.711018 $1.617168 $1.447775	4,001,384.007 4,333,275.639 4,678,653.397 5,011,084.068 5,993,137.764 7,038,351.570 7,463,387.327 13,361,405.235 16,878,947.181 12,973,204.806
64

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.993164 $1.555579 $1.415445 $1.400446 $1.288921 $1.149386 $1.767369 $1.717060 $1.492715 $1.308666	$2.199443 $1.993164 $1.555579 $1.415445 $1.400446 $1.288921 $1.149386 $1.767369 $1.717060 $1.492715	0.000 0.000 1,694,889.826 5,114,148.516 3,981,440.291 3,826,118.955 1,015,262.667 1,723,077 2,315,953.929 2,131,536.600
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.174647 $1.701350 $1.551607 $1.539335 $1.420531 $1.269834 $1.957760 $1.907300 $1.662395 $1.460054	$2.394709 $2.174647 $1.701350 $1.551607 $1.539335 $1.420531 $1.269834 $1.957760 $1.907300 $1.662395	130,288.718 151,369.476 161,312.735 250,194.817 265,767.431 145,754.278 53,071.857 118,716.618 52,359.747 68,107.397
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.339947 $1.212389 $1.120311 $1.097671 $1.003010 $0.993360	$1.385021 $1.339947 $1.212389 $1.120311 $1.097671 $1.003010	137,529.535 108,284.143 497,614.322 601,326.071 447,046.809 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.297682 $2.248019 $1.824539 $1.967462 $1.729018 $1.317332 $2.324131 $2.532504 $1.809299 $1.620689	$2.566990 $2.297682 $2.248019 $1.824539 $1.967462 $1.729018 $1.317332 $2.324131 $2.532504 $1.809299	315.402 66.770 212,232.733 1,059,506.911 1,096,143.921 1,269,838.918 599,168.647 951,110.436 1,559,705.399 1,289,401.303
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.288459 $2.243045 $1.824519 $1.973132 $1.739527 $1.329450 $2.350276 $2.566554 $1.838266 $1.650890	$2.550604 $2.288459 $2.243045 $1.824519 $1.973132 $1.739527 $1.329450 $2.350276 $2.566554 $1.838266	25,287.689 27,074.327 33,795.265 33,214.529 43,407.809 62,218.817 163,852.733 332,653.015 293,705.346 100,705.441
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.057889 $0.956156 $0.864146 $0.949963 $0.875915 $0.688460 $1.098976 $1.029756 $1.000000	$1.032510 $1.057889 $0.956156 $0.864146 $0.949963 $0.875915 $0.688460 $1.098976 $1.029756	249,036.023 290,896.132 395,177.388 407,695.786 394,653.672 402,773.383 936,958.515 979,785.327 143,012.386
65

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Initial Class Subaccount Inception Date November 20, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.401753 $1.034751 $0.908628 $0.929448 $0.841582 $0.606699 $0.979098 $0.892571 $0.889798 $0.794843	$1.516309 $1.401753 $1.034751 $0.908628 $0.929448 $0.841582 $0.606699 $0.979098 $0.892571 $0.889798	0.021 2.314 985,227.833 1,650,326.696 2,573,593.991 618,715.091 1,111,090.070 1,547,113.380 2,137,833.553 2,675,778.473
TA Jennison Growth - Service Class Subaccount Inception Date November 20, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.221804 $1.644910 $1.448912 $1.484226 $1.347358 $0.973484 $1.573519 $1.437497 $1.438145 $1.287705	$2.399688 $2.221804 $1.644910 $1.448912 $1.484226 $1.347358 $0.973484 $1.573519 $1.437497 $1.438145	85,439.992 85,084.486 80,899.121 95,928.712 111,387.463 0.000 0.000 0.000 2,898.638 3,048.797
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.226311 $1.707718 $1.492075 $1.505515 $1.328696 $1.042233 $1.691147 $1.644580 $1.449676 $1.424267	$2.500848 $2.226311 $1.707718 $1.492075 $1.505515 $1.328696 $1.042233 $1.691147 $1.644580 $1.449676	17,242.385 14,599.302 57,863.910 160,487.311 579,744.821 1,050,365.590 2,218,789.443 4,193,055.550 5,851,623.813 7,480,482.507
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.020742 $1.554530 $1.361229 $1.377123 $1.218801 $0.958056 $1.558815 $1.519307 $1.343303 $1.323097	$2.265638 $2.020742 $1.554530 $1.361229 $1.377123 $1.218801 $0.958056 $1.558815 $1.519307 $1.343303	63,368.552 49,774.079 21,395.554 30,013.788 37,716.519 38,105.202 62,710.633 63,329.968 86,719.751 52,059.243
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.904313 $1.472415 $1.244913 $1.243896 $1.029468 $0.985154	$2.154162 $1.904313 $1.472415 $1.244913 $1.243896 $1.029468	15,210.226 16,547.180 391,342.238 1,746,280.706 35,402.148 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.424907 $1.226517 $1.020705 $1.153536 $1.061168 $0.812973 $1.277171 $1.189488 $0.982420 $0.884758	$1.329243 $1.424907 $1.226517 $1.020705 $1.153536 $1.061168 $0.812973 $1.277171 $1.189488 $0.982420	0.008 6,782.720 433,576.706 2,363,988.452 677,110.014 942,876.102 1,847,443.141 2,516,786.551 3,440,349.383 3,633,483.808
66

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.217082 $1.913640 $1.596224 $1.807190 $1.665369 $1.280161 $2.018919 $1.885226 $1.558941 $1.409527	$2.063087 $2.217082 $1.913640 $1.596224 $1.807190 $1.665369 $1.280161 $2.018919 $1.885226 $1.558941	76,568.449 69,910.170 44,403.697 54,148.499 129,065.931 118,086.040 144,164.740 206,064.563 286,232.694 277,604.699
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.970916 $1.351378 $1.188929 $1.283014 $1.023386 $0.813281 $1.299237 $1.307248 $1.120778 $1.094583	$2.055317 $1.970916 $1.351378 $1.188929 $1.283014 $1.023386 $0.813281 $1.299237 $1.307248 $1.120778	0.375 25,985.330 172,769.847 663,397.743 1,058,309.486 1,490,680.417 3,769,086.970 4,881,894.776 6,472,335.150 9,407,007.331
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.402510 $1.651359 $1.457191 $1.575542 $1.260189 $1.004173 $1.608596 $1.622880 $1.394493 $1.365470	$2.500299 $2.402510 $1.651359 $1.457191 $1.575542 $1.260189 $1.004173 $1.608596 $1.622880 $1.394493	18,370.896 76,497.332 16,048.018 15,330.333 47,220.891 15,860.084 20,730.173 78,341.677 199,631.372 143,205.778
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.439119 $1.051340 $0.979802 $1.067561 $0.810414 $0.513072 $0.971097 $0.805667 $0.745112 $0.704207	$1.415961 $1.439119 $1.051340 $0.979802 $1.067561 $0.810414 $0.513072 $0.971097 $0.805667 $0.745112	5,727.103 10,194.756 232,637.121 679,390.988 526,056.223 557,667.973 859,907.435 1,118,220.158 1,545,437.231 1,734,076.151
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.497191 $1.828439 $1.708815 $1.866045 $1.419987 $0.901458 $1.710951 $1.422904 $1.319748 $1.250057	$2.450233 $2.497191 $1.828439 $1.708815 $1.866045 $1.419987 $0.901458 $1.710951 $1.422904 $1.319748	57,622.560 61,113.043 60,662.406 71,821.684 64,479.343 55,188.181 89,193.669 59,139.632 81,154.272 68,240.988
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.946744 $1.675669 $1.513268 $1.478503 $1.210830 $0.974536 $1.465524 $1.311405 $1.221526 $1.150057	$2.122168 $1.946744 $1.675669 $1.513268 $1.478503 $1.210830 $0.974536 $1.465524 $1.311405 $1.221526	0.000 0.000 200,584.053 111,202.091 254,261.711 397,663.261 474,534.745 330,746.167 330,934.475 410,310.594
67

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.982546 $1.711390 $1.547885 $1.516479 $1.244313 $1.004336 $1.514207 $1.357724 $1.269134 $1.196794	$2.155117 $1.982546 $1.711390 $1.547885 $1.516479 $1.244313 $1.004336 $1.514207 $1.357724 $1.269134	125,691.802 59,654.561 60,337.273 64,622.514 70,815.245 110,442.244 47,719.643 46,649.272 31,059.632 22,174.430
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.504669 $1.569458 $1.483487 $1.418945 $1.345550 $1.178731 $1.232649 $1.150163 $1.121860 $1.114366	$1.549430 $1.504669 $1.569458 $1.483487 $1.418945 $1.345550 $1.178731 $1.232649 $1.150163 $1.121860	1,683.247 127.891 1,211,176.888 2,355,301.334 3,425,998.468 4,431,152.343 4,346,726.699 5,485,421.163 6,357,614.801 7,441,560.425
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.366358 $1.428399 $1.353007 $1.298055 $1.233892 $1.083573 $1.136434 $1.061801 $1.038779 $1.034840	$1.402501 $1.366358 $1.428399 $1.353007 $1.298055 $1.233892 $1.083573 $1.136434 $1.061801 $1.038779	266,199.773 344,513.108 549,940.474 719,436.535 807,819.432 1,193,518.388 707,296.029 510,606.303 448,615.800 401,940.145
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$9.187222 $6.850709 $5.983803 $6.248400 $4.870210 $3.456783 $5.942626 $4.843039 $4.169913 $3.732362	$9.510326 $9.187222 $6.850709 $5.983803 $6.248400 $4.870210 $3.456783 $5.942626 $4.843039 $4.169913	1,651.258 11,793.838 5,278.040 189,066.200 327,914.570 731,597.537 1,312,501.443 2,459,808.906 3,841,758.422 5,424,333.908
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008	$1.734470 $1.296030 $1.135393 $1.188049 $0.928586 $0.660541 $1.000000	$1.790493 $1.734470 $1.296030 $1.135393 $1.188049 $0.928586 $0.660541	22,463.112 33,477.286 5,703.724 11,308.076 13,645.418 3,971.414 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.774831 $1.252237 $1.100351 $1.099853 $0.831679 $0.609515 $0.971981 $0.901482 $0.884586 $0.812890	$1.860381 $1.774831 $1.252237 $1.100351 $1.099853 $0.831679 $0.609515 $0.971981 $0.901482 $0.884586	0.000 27,073.363 445,340.974 2,306,717.505 692,999.034 914,078.990 2,133,106.473 2,917,130.957 4,898,196.054 5,525,253.564
68

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.080107 $2.178803 $1.919155 $1.921682 $1.457091 $1.070714 $1.711527 $1.592266 $1.566167 $1.441997	$3.219304 $3.080107 $2.178803 $1.919155 $1.921682 $1.457091 $1.070714 $1.711527 $1.592266 $1.566167	110,463.392 136,229.718 92,389.920 99,044.053 162,133.607 150,065.517 196,757.050 277,165.046 303,947.797 234,156.332
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.761248 $2.872489 $2.493055 $2.592878 $2.211626 $1.546049 $2.713642 $2.525105 $2.326270 $2.161082	$4.070041 $3.761248 $2.872489 $2.493055 $2.592878 $2.211626 $1.546049 $2.713642 $2.525105 $2.326270	13,517.739 0.313 100,514.445 1,257,283.253 1,053,344.484 1,869,699.143 1,692,997.771 2,967,084.000 4,539,237.876 6,125,685.582
TA Torray Concentrated Growth - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.165980 $1.657811 $1.442578 $1.504454 $1.286458 $0.901309 $1.585327 $1.479328 $1.366206 $1.272601	$2.338513 $2.165980 $1.657811 $1.442578 $1.504454 $1.286458 $0.901309 $1.585327 $1.479328 $1.366206	48,645.052 48,729.261 42,586.568 60,083.563 67,975.044 124,802.174 26,376.503 35,284.125 71,609.191 121,512.649
TA TS&W International Equity - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.871666 $1.530080 $1.332280 $1.580098 $1.480611 $1.195589 $1.986997 $1.747301 $1.438008 $1.284512	$1.745815 $1.871666 $1.530080 $1.332280 $1.580098 $1.480611 $1.195589 $1.986997 $1.747301 $1.438008	13,646.109 22,283.362 66,184.952 666,996.174 1,869,903.871 2,813,228.423 2,860,665.267 4,525,420.659 6,381,258.270 8,101,758.861
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.127308 $1.742871 $1.521660 $1.810448 $1.700800 $1.375634 $2.294266 $2.023287 $1.669500 $1.493653	$1.980173 $2.127308 $1.742871 $1.521660 $1.810448 $1.700800 $1.375634 $2.294266 $2.023287 $1.669500	29,968.709 29,562.746 49,639.045 44,343.068 59,202.351 75,665.827 140,547.809 350,688.136 378,566.686 208,736.545
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.190094 $1.085619 $1.018128 $1.019934 $0.936613 $0.817007 $1.000000	$1.224036 $1.190094 $1.085619 $1.018128 $1.019934 $0.936613 $0.817007	202,563.542 183,127.843 111,157.097 0.000 0.000 0.000 0.000
69

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.209253 $1.143767 $1.090563 $1.074408 $0.998075 $0.999955	$1.251978 $1.209253 $1.143767 $1.090563 $1.074408 $0.998075	0.000 0.000 112,064.439 112,345.304 112,626.868 7,241.336
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.211522 $1.036789 $0.944813 $1.152543 $1.024027 $0.999955	$1.239185 $1.211522 $1.036789 $0.944813 $1.152543 $1.024027	313,586.376 235,470.972 210,749.077 0.000 0.000 0.000
TA WMC US Growth - Initial Class(8) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.140077 $0.874866 $0.785876 $0.829795 $0.715964 $0.563320 $1.060596 $0.927191 $0.866901 $0.756126	$1.246103 $1.140077 $0.874866 $0.785876 $0.829795 $0.715964 $0.563320 $1.060596 $0.927191 $0.866901	0.016 60,756.188 1,576,692.938 3,200,879.642 2,610,489.214 5,228,879.007 12,261,597.135 18,923,285.565 29,589,240.873 14,045,235.397
TA WMC US Growth - Service Class(8) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.027678 $1.559892 $1.405046 $1.486593 $1.286249 $1.014355 $1.915788 $1.678298 $1.573974 $1.375901	$2.210860 $2.027678 $1.559892 $1.405046 $1.486593 $1.286249 $1.014355 $1.915788 $1.678298 $1.573974	267,479.242 281,771.750 228,429.483 247,106.167 258,859.607 261,328.929 271,067.601 273,483 349,258.818 648,105.161

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.529132 $1.153153 $0.998373 $0.955329 $0.859625 $0.724993 $1.240900 $1.201232 $1.042190 $1.011301	$1.646494 $1.529132 $1.153153 $0.998373 $0.955329 $0.859625 $0.724993 $1.240900 $1.201232 $1.042190	0.000 0.000 60,497.833 114,862.651 144,748.761 150,509.545 196,126.543 239,658.372 364,600.532 395,171.259
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.194513 $0.884994 $0.769766 $0.811761 $0.750174 $0.555356 $0.936742 $0.836930 $0.854933 $0.755575	$1.339730 $1.194513 $0.884994 $0.769766 $0.811761 $0.750174 $0.555356 $0.936742 $0.836930 $0.854933	0.000 0.000 122,509.506 197,972.696 219,409.776 219,181.372 236,011.397 229,662.712 246,522.851 319,727.915
70

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.815642 $1.407273 $1.229966 $1.284131 $1.114693 $0.835183 $1.479293 $1.280112 $1.165967 $1.014517	$1.997278 $1.815642 $1.407273 $1.229966 $1.284131 $1.114693 $0.835183 $1.479293 $1.280112 $1.165967	0.000 0.000 150,290.541 759,697.224 1,050,517.594 1,352,048.977 1,531,296.790 1,954,500.785 2,334,239.789 2,827,957.069
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.671085 $1.326902 $1.150656 $1.160284 $1.024801 $0.800853 $1.421500 $1.424811 $1.205808 $1.159269	$1.786006 $1.671085 $1.326902 $1.150656 $1.160284 $1.024801 $0.800853 $1.421500 $1.424811 $1.205808	0.000 0.000 55,575.680 207,692.096 369,132.033 452,350.673 569,250.657 734,846.082 660,349.638 797,626.378
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.278281 $0.954001 $0.846465 $0.859417 $0.704251 $0.558594 $1.076102 $0.862415 $0.821333 $0.790140	$1.398090 $1.278281 $0.954001 $0.846465 $0.859417 $0.704251 $0.558594 $1.076102 $0.862415 $0.821333	0.000 0.000 58,438.110 164,735.969 395,358.378 622,900.836 976,971.974 475,624.786 377,845.439 353,495.640
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.217617 $0.898556 $0.764395 $0.760866 $0.625457 $0.436426 $0.987483 $0.815561 $0.787455 $0.735424	$1.342949 $1.217617 $0.898556 $0.764395 $0.760866 $0.625457 $0.436426 $0.987483 $0.815561 $0.787455	0.000 0.000 0.000 0.000 6,890.468 7,198.418 13,061.140 13,297.217 34,818.262 37,107.971
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.163136 $2.362972 $2.093700 $2.383749 $1.881811 $1.366730 $2.297144 $2.021695 $1.825525 $1.569979	$3.304358 $3.163136 $2.362972 $2.093700 $2.383749 $1.881811 $1.366730 $2.297144 $2.021695 $1.825525	0.000 0.000 74,139.837 198,708.650 339,023.126 464,091.532 624,657.608 760,669.946 1,128,393.163 1,345,697.241
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.074441 $1.617356 $1.292052 $1.441694 $1.158245 $0.748075 $1.558794 $1.500649 $1.312926 $1.300991	$2.176892 $2.074441 $1.617356 $1.292052 $1.441694 $1.158245 $0.748075 $1.558794 $1.500649 $1.312926	0.000 0.000 116,023.756 194,208.978 249,868.338 434,208.541 683,298.363 726,935.409 406,784.958 449,415.639
71

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756 $1.000000	$1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756	0.000 0.000 339,718.885 436,535.809 292,278.913 205,627.718 158,185.074 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.126523 $0.891475 $0.792094 $0.812424 $0.741580 $0.597154 $0.963806 $1.000000	$1.188922 $1.126523 $0.891475 $0.792094 $0.812424 $0.741580 $0.597154 $0.963806	0.000 0.000 40,107.681 216,464.415 111,708.323 7,247.600 17,918.890 311,072.773
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.326854 $0.963374 $1.000000	$1.414030 $1.326854 $0.963374	0.000 0.000 15,357.960
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.320284 $1.005530 $0.867529 $0.911460 $0.865048 $0.594311 $1.254298 $1.256087 $1.128805 $1.086700	$1.383838 $1.320284 $1.005530 $0.867529 $0.911460 $0.865048 $0.594311 $1.254298 $1.256087 $1.128805	0.000 0.000 122,255.039 162,612.734 136,219.078 129,389.969 170,620.007 221,178.634 239,485.205 335,969.852
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.024628 $0.787645 $0.683425 $0.705305 $0.570323 $0.400762 $0.724577 $0.604154 $0.541187 $0.490316	$1.133065 $1.024628 $0.787645 $0.683425 $0.705305 $0.570323 $0.400762 $0.724577 $0.604154 $0.541187	0.000 0.000 28,645.105 31,934.488 68,577.541 69,931.039 88,822.337 144,986.286 237,495.143 307,042.496
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.856013 $0.678370 $0.574494 $0.677922 $0.595641 $0.440003 $0.809235 $0.751117 $0.646408 $0.621473	$0.903931 $0.856013 $0.678370 $0.574494 $0.677922 $0.595641 $0.440003 $0.809235 $0.751117 $0.646408	0.000 0.000 23,290.391 185,519.384 221,448.992 217,213.593 208,433.909 939,584.615 180,261.053 228,341.250
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.947684 $1.571341 $1.439661 $1.506124 $1.325106 $1.011876 $1.424498 $1.349213 $1.190103 $1.098065	$2.080836 $1.947684 $1.571341 $1.439661 $1.506124 $1.325106 $1.011876 $1.424498 $1.349213 $1.190103	0.000 0.000 0.000 4,602.096 7,316.297 10,761.115 12,810.612 25,162.315 25,439.595 105,875.829
72

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.230349 $1.603039 $1.345938 $1.526253 $1.139562 $0.709950 $1.191553 $1.182905 $1.063134 $1.027353	$2.032692 $2.230349 $1.603039 $1.345938 $1.526253 $1.139562 $0.709950 $1.191553 $1.182905 $1.063134	0.000 0.000 0.000 2,033.623 14,292.429 25,285.215 17,607.741 17,389.054 45,937.645 35,175.960
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.601644 $1.369109 $1.252772 $1.251683 $1.158823 $0.999117 $1.305576 $1.275094 $1.159404 $1.146954	$1.707944 $1.601644 $1.369109 $1.252772 $1.251683 $1.158823 $0.999117 $1.305576 $1.275094 $1.159404	0.000 0.000 179,360.257 293,131.612 314,052.539 348,195.948 403,344.449 639,322.433 761,196.189 708,244.543
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.124370 $0.928048 $0.796770 $0.904935 $0.847271 $0.627531 $1.068371 $1.000000	$0.984435 $1.124370 $0.928048 $0.796770 $0.904935 $0.847271 $0.627531 $1.068371	0.000 0.000 13,358.830 34,885.946 105,409.253 47,206.249 71,416.402 18,804.598
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.970992 $1.876761 $1.623138 $1.572425 $1.419455 $0.978517 $1.327848 $1.323335 $1.210603 $1.206825	$2.019098 $1.970992 $1.876761 $1.623138 $1.572425 $1.419455 $0.978517 $1.327848 $1.323335 $1.210603	0.000 0.000 335,854.475 246,942.229 277,680.177 300,407.110 277,025.737 578,569.891 1,024,936.161 1,284,968.063
TA Aegon Money Market - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.281456 $1.300610 $1.320151 $1.339818 $1.359868 $1.378481 $1.366515 $1.320697 $1.279908 $1.262642	$1.262570 $1.281456 $1.300610 $1.320151 $1.339818 $1.359868 $1.378481 $1.366515 $1.320697 $1.279908	0.000 0.000 82,597.436 1,613,273.133 2,052,601.423 1,488,730.705 2,827,278.559 2,883,739.381 3,291,483.862 2,033,426.098
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.916548 $1.989784 $1.920988 $1.811910 $1.761522 $1.711486 $1.613596 $1.544502 $1.517955 $1.507049	$1.976137 $1.916548 $1.989784 $1.920988 $1.811910 $1.761522 $1.711486 $1.613596 $1.544502 $1.517955	0.000 0.000 208,486.586 246,196.389 317,672.236 432,125.928 497,926.770 772,955.346 1,240,935.603 1,502,236.001
73

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.274566 $1.326677 $1.284216 $1.214910 $1.183164 $1.152530 $1.089107 $1.045099 $1.029250 $1.024349	$1.311253 $1.274566 $1.326677 $1.284216 $1.214910 $1.183164 $1.152530 $1.089107 $1.045099 $1.029250	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AllianceBernstein Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.572065 $1.488696 $1.423702 $1.419261 $1.318102 $1.018964 $1.638459 $1.401918 $1.283056 $1.253568	$1.634956 $1.572065 $1.488696 $1.423702 $1.419261 $1.318102 $1.018964 $1.638459 $1.401918 $1.283056	0.000 0.000 72,682.219 102,285.395 70,233.222 91,913.978 95,928.502 333,267.694 407,275.397 244,264.243
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.630007 $1.512767 $1.428953 $1.412819 $1.316426 $1.067017 $1.374142 $1.311160 $1.215924 $1.173316	$1.641068 $1.630007 $1.512767 $1.428953 $1.412819 $1.316426 $1.067017 $1.374142 $1.311160 $1.215924	0.000 0.000 937,634.629 1,619,380.395 2,221,828.060 2,583,202.197 2,653,275.454 3,459,057.783 3,420,820.913 3,340,787.058
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.735793 $1.389338 $1.252508 $1.344067 $1.186779 $0.927903 $1.560311 $1.469855 $1.290319 $1.166804	$1.756820 $1.735793 $1.389338 $1.252508 $1.344067 $1.186779 $0.927903 $1.560311 $1.469855 $1.290319	0.000 0.000 472,087.368 1,001,895.479 1,426,254.087 1,388,714.748 1,297,644.368 1,485,357.269 1,713,199.572 1,534,761.145
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.709964 $1.529176 $1.418402 $1.431255 $1.316161 $1.056864 $1.449009 $1.362474 $1.240469 $1.171796	$1.731296 $1.709964 $1.529176 $1.418402 $1.431255 $1.316161 $1.056864 $1.449009 $1.362474 $1.240469	0.000 0.000 1,212,624.874 3,615,540.141 3,844,480.019 4,147,991.862 4,056,303.406 3,763,149.020 4,966,023.731 5,272,120.076
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.744674 $1.483329 $1.360826 $1.409570 $1.269176 $1.005174 $1.517482 $1.428769 $1.273905 $1.171748	$1.763099 $1.744674 $1.483329 $1.360826 $1.409570 $1.269176 $1.005174 $1.517482 $1.428769 $1.273905	0.000 0.000 1,904,740.163 1,910,494.335 2,430,930.234 2,473,368.605 3,003,954.969 3,794,143.921 5,649,425.511 7,866,915.104
74

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.033852 $1.585002 $1.440082 $1.422727 $1.307493 $1.164227 $1.787544 $1.734075 $1.505299 $1.317759	$2.247653 $2.033852 $1.585002 $1.440082 $1.422727 $1.307493 $1.164227 $1.787544 $1.734075 $1.505299	0.000 0.000 412,980.714 964,972.249 1,336,617.124 1,136,339.205 140,911.884 551,064.227 211,991.790 288,725.171
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.348132 $1.217987 $1.123816 $1.099477 $1.003183 $0.993364	$1.395548 $1.348132 $1.217987 $1.123816 $1.099477 $1.003183	0.000 0.000 691,829.619 770,024.522 624,121.324 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.337664 $2.283753 $1.850796 $1.992826 $1.748721 $1.330377 $2.343666 $2.550004 $1.819127 $1.627102	$2.615523 $2.337664 $2.283753 $1.850796 $1.992826 $1.748721 $1.330377 $2.343666 $2.550004 $1.819127	0.000 0.000 74,736.354 89,031.625 94,502.163 133,300.161 197,207.571 420,537.891 550,957.069 498,416.601
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190 $1.101698 $1.030768 $1.000000	$1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190 $1.101698 $1.030768	0.000 0.000 76,246.131 194,028.450 229,339.375 261,551.879 253,341 263,919 19,678.806
TA Jennison Growth - Initial Class Subaccount Inception Date November 20, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.436293 $1.058682 $0.928262 $0.948123 $0.857230 $0.617065 $0.994338 $0.905116 $0.900963 $0.803621	$1.555968 $1.436293 $1.058682 $0.928262 $0.948123 $0.857230 $0.617065 $0.994338 $0.905116 $0.900963	0.000 0.000 132,446.904 162,088.273 260,220.098 73,863.794 194,266.201 296,905.938 371,010.593 540,524.394
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.281088 $1.747161 $1.524267 $1.535728 $1.353369 $1.060014 $1.717450 $1.667686 $1.467884 $1.440031	$2.566174 $2.281088 $1.747161 $1.524267 $1.535728 $1.353369 $1.060014 $1.717450 $1.667686 $1.467884	0.000 0.000 45,859.273 69,911.805 94,679.776 192,323.651 472,671.914 994,311.129 1,399,021.179 1,662,015.857
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.915958 $1.479221 $1.248810 $1.245950 $1.029652 $0.985158	$2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652	0.000 0.000 28,660.135 25,299.897 11,684.405 0.000
75

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.451799 $1.247826 $1.036898 $1.170113 $1.074829 $0.822222 $1.289772 $1.199432 $0.989186 $0.889551	$1.356328 $1.451799 $1.247826 $1.036898 $1.170113 $1.074829 $0.822222 $1.289772 $1.199432 $0.989186	0.000 0.000 188,327.428 265,862.883 239,245.076 274,053.510 310,883.802 466,739.748 739,834.511 632,897.488
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.011102 $1.376888 $1.209580 $1.303377 $1.038099 $0.823757 $1.314017 $1.320166 $1.130190 $1.102152	$2.100336 $2.011102 $1.376888 $1.209580 $1.303377 $1.038099 $0.823757 $1.314017 $1.320166 $1.130190	0.000 0.000 19,348.545 109,521.247 227,442.925 368,024.883 484,969.751 878,161.559 1,192,705.951 1,466,174.733
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.466320 $1.069631 $0.995363 $1.082927 $0.820868 $0.518920 $0.980707 $0.812430 $0.750266 $0.708049	$1.444861 $1.466320 $1.069631 $0.995363 $1.082927 $0.820868 $0.518920 $0.980707 $0.812430 $0.750266	0.000 0.000 96,984.369 220,842.026 121,240.264 116,002.780 117,589.938 147,752.654 201,521.987 305,361.548
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.980601 $1.702306 $1.535039 $1.497561 $1.224632 $0.984186 $1.477848 $1.320483 $1.228162 $1.154600	$2.162256 $1.980601 $1.702306 $1.535039 $1.497561 $1.224632 $0.984186 $1.477848 $1.320483 $1.228162	0.000 0.000 535,473.415 118,511.153 70,623.676 62,116.111 88,686.546 164,152.932 190,473.497 235,847.499
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.530847 $1.594413 $1.504848 $1.437263 $1.360914 $1.190434 $1.243039 $1.158142 $1.127971 $1.118783	$1.578717 $1.530847 $1.594413 $1.504848 $1.437263 $1.360914 $1.190434 $1.243039 $1.158142 $1.127971	0.000 0.000 1,049,362.843 1,125,235.191 1,467,024.245 2,837,622.739 2,131,759.112 1,480,560.283 1,661,995.347 2,230,572.427
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$9.413123 $7.008813 $6.112817 $6.373715 $4.960561 $3.515723 $6.034985 $4.911009 $4.222214 $3.773614	$9.758594 $9.413123 $7.008813 $6.112817 $6.373715 $4.960561 $3.515723 $6.034985 $4.911009 $4.222214	0.000 0.000 0.000 31,366.956 47,803.935 100,944.678 176,194.596 412,566.635 567,844.805 669,481.940
76

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.811126 $1.275952 $1.119515 $1.117363 $0.843676 $0.617387 $0.983073 $0.910402 $0.892022 $0.818522	$1.901223 $1.811126 $1.275952 $1.119515 $1.117363 $0.843676 $0.617387 $0.983073 $0.910402 $0.892022	0.000 0.000 449,769.575 272,819.152 279,432.242 291,548.966 454,334.751 492,961.211 564,194.176 716,997.554
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.853801 $2.938816 $2.546836 $2.644912 $2.252680 $1.572424 $2.755836 $2.560560 $2.355458 $2.184988	$4.176355 $3.853801 $2.938816 $2.546836 $2.644912 $2.252680 $1.572424 $2.755836 $2.560560 $2.355458	0.000 0.000 74,039.445 428,702.786 548,855.657 762,991.939 407,949.532 686,075.370 1,036,973.108 1,379,910.917
TA TS&W International Equity - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.917646 $1.565356 $1.360980 $1.611756 $1.508040 $1.215941 $2.017826 $1.771791 $1.456027 $1.298698	$1.791344 $1.917646 $1.565356 $1.360980 $1.611756 $1.508040 $1.215941 $2.017826 $1.771791 $1.456027	0.000 0.000 46,378.792 127,455.856 243,791.273 507,708.806 709,350.087 782,206.147 1,117,063.238 973,714.344
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2008	2014 2013 2012 2011 2010 2009	$1.273256 $1.159763 $1.086061 $1.086383 $0.996170 $0.991643	$1.311505 $1.273256 $1.159763 $1.086061 $1.086383 $0.996170	0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount inception date May 1, 2008	2014 2013 2012 2011 2010 2009	$1.393839 $1.191058 $1.083791 $1.112634 $0.999366 $0.988774	$1.427773 $1.393839 $1.191058 $1.083791 $1.112634 $0.999366	0.000 0.000 2,966.070 2,982.957 3,000.037 0.000
TA WMC US Growth - Initial Class(8) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.163297 $0.891358 $0.799521 $0.842960 $0.726238 $0.570557 $1.072627 $0.936327 $0.874163 $0.761335	$1.273367 $1.163297 $0.891358 $0.799521 $0.842960 $0.726238 $0.570557 $1.072627 $0.936327 $0.874163	0.000 0.000 532,323.018 1,020,821.483 568,567.169 1,015,045.362 2,023,801.852 2,844,354.563 3,839,512.402 1,426,535.581

77

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.640994 $1.236296 $1.069300 $1.022195 $0.918890 $0.774206 $1.323805 $1.280214 $1.109628 $1.075680	$1.768673 $1.640994 $1.236296 $1.069300 $1.022195 $0.918890 $0.774206 $1.323805 $1.280214 $1.109628	733,219.332 790,833.664 709,649.925 517,417.538 351,108.882 396,438.149 167,262.708 144,024.830 53,076.383 27,875.503
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.723641 $1.275754 $1.108550 $1.167877 $1.078218 $0.797427 $1.343730 $1.199362 $1.223965 $1.080644	$1.935097 $1.723641 $1.275754 $1.108550 $1.167877 $1.078218 $0.797427 $1.343730 $1.199362 $1.223965	31,395.043 31,471.642 39,414.362 70,785.941 5,342.787 28,010.461 109,803.986 27,335.748 21,992.277 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.990786 $1.541509 $1.345948 $1.403845 $1.217417 $0.911262 $1.612455 $1.393955 $1.268419 $1.102587	$2.192103 $1.990786 $1.541509 $1.345948 $1.403845 $1.217417 $0.911262 $1.612455 $1.393955 $1.268419	6,227,207.609 6,982,200.066 5,959,492.456 2,779,850.473 1,971,712.535 1,718,034.370 1,297,789.117 750,941.156 257,581.923 61,961.612
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.580929 $1.254072 $1.086426 $1.094438 $0.965701 $0.753925 $1.336875 $1.338663 $1.131794 $1.087049	$1.691312 $1.580929 $1.254072 $1.086426 $1.094438 $0.965701 $0.753925 $1.336875 $1.338663 $1.131794	802,181.354 877,634.939 904,339.642 798,789.766 602,278.674 324,106.760 154,597.774 113,025.652 25,685.344 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.682664 $1.254566 $1.112054 $1.127961 $0.923404 $0.731706 $1.408204 $1.127447 $1.072688 $1.030936	$1.842184 $1.682664 $1.254566 $1.112054 $1.127961 $0.923404 $0.731706 $1.408204 $1.127447 $1.072688	442,765.935 461,036.603 502,407.035 560,725.875 295,671.341 136,255.317 98,568.006 48,098.777 0.000 0.000
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.778904 $1.311477 $1.114555 $1.108311 $0.910178 $0.634480 $1.434159 $1.183297 $1.141396 $1.064926	$1.963946 $1.778904 $1.311477 $1.114555 $1.108311 $0.910178 $0.634480 $1.434159 $1.183297 $1.141396	32,720.183 32,449.504 43,061.987 46,007.266 37,180.929 12,469.031 0.000 0.000 0.000 0.000
78

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.441535 $1.822126 $1.612888 $1.834514 $1.446806 $1.049758 $1.762637 $1.549742 $1.397981 $1.201095	$2.553057 $2.441535 $1.822126 $1.612888 $1.834514 $1.446806 $1.049758 $1.762637 $1.549742 $1.397981	4,563,432.631 4,801,701.920 4,027,424.921 2,670,562.310 2,427,383.356 2,149,179.642 1,438,647.910 778,468 470,435.387 155,896.293
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.790282 $1.394439 $1.112869 $1.240539 $0.995655 $0.642432 $1.337344 $1.286179 $1.124168 $1.112856	$1.880557 $1.790282 $1.394439 $1.112869 $1.240539 $0.995655 $0.642432 $1.337344 $1.286179 $1.124168	2,082,527.218 2,056,309.286 1,205,410.378 743,183.046 696,520.853 443,546.866 355,553.744 141,054.574 50,590.013 37,207.347
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149 $0.970390 $1.000000	$1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149 $0.970390	1,784,589.140 1,919,134.675 2,271,838.379 2,155,253.479 955,941.033 522,321.460 119,161.290 22,506.309
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140 $0.964440 $1.000000	$1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140 $0.964440	276,531.561 317,981.815 363,241.785 478,346.845 367,116.960 165,994.494 20,748.590 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.329079 $0.964032 $1.000000	$1.417786 $1.329079 $0.964032	36,120.565 36,279.759 6,834.497
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.303241 $0.991573 $0.854642 $0.897040 $0.850525 $0.583752 $1.230793 $1.231326 $1.105455 $1.063187	$1.367322 $1.303241 $0.991573 $0.854642 $0.897040 $0.850525 $0.583752 $1.230793 $1.231326 $1.105455	137,935.123 148,569.178 125,776.363 127,236.866 114,263.994 66,106.290 21,182.505 29,572.430 26,500.408 20,302.130
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.421298 $1.859432 $1.611793 $1.661776 $1.342446 $0.942407 $1.702223 $1.417910 $1.268874 $1.148456	$2.680190 $2.421298 $1.859432 $1.611793 $1.661776 $1.342446 $0.942407 $1.702223 $1.417910 $1.268874	211,500.738 260,753.555 330,811.784 345,700.965 273,365.894 196,520.477 123,399.123 41,890.692 114,185.097 94,877.196
79

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.428210 $1.130727 $0.956645 $1.127762 $0.989907 $0.730520 $1.342201 $1.244559 $1.070007 $1.027724	$1.509636 $1.428210 $1.130727 $0.956645 $1.127762 $0.989907 $0.730520 $1.342201 $1.244559 $1.070007	693,954.406 745,054.849 1,251,717.936 599,270.549 587,286.387 449,530.560 233,742.804 116,363.887 53,547.721 0.000
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.003331 $1.614647 $1.477878 $1.544589 $1.357615 $1.035685 $1.456563 $1.378222 $1.214505 $1.119482	$2.142398 $2.003331 $1.614647 $1.477878 $1.544589 $1.357615 $1.035685 $1.456563 $1.378222 $1.214505	57,152.793 57,548.966 67,291.306 31,465.045 9,115.353 9,076.884 449.190 458.356 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.281974 $1.638533 $1.374370 $1.556961 $1.161359 $0.722822 $1.211941 $1.201951 $1.079196 $1.041845	$2.081802 $2.281974 $1.638533 $1.374370 $1.556961 $1.161359 $0.722822 $1.211941 $1.201951 $1.079196	122,479.451 159,711.393 147,640.686 115,271.039 160,537.665 89,120.202 34,208.399 24,905.552 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.529121 $1.305831 $1.193696 $1.191485 $1.102006 $0.949190 $1.239118 $1.208985 $1.098210 $1.085350	$1.632218 $1.529121 $1.305831 $1.193696 $1.191485 $1.102006 $0.949190 $1.239118 $1.208985 $1.098210	2,381,227.525 2,628,660.114 1,393,332.732 950,158.976 822,855.037 681,488.346 186,508.360 64,681.083 33,412.191 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.133285 $0.934494 $0.801495 $0.909409 $0.850630 $0.629392 $1.070483 $1.000000	$0.993223 $1.133285 $0.934494 $0.801495 $0.909409 $0.850630 $0.629392 $1.070483	705,563.855 800,317.981 853,432.506 874,182.963 734,707.331 413,261.306 402,133.344 138,084.565
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.790422 $1.703142 $1.471530 $1.424156 $1.284345 $0.884503 $1.199092 $1.193838 $1.091063 $1.086592	$1.835936 $1.790422 $1.703142 $1.471530 $1.424156 $1.284345 $0.884503 $1.199092 $1.193838 $1.091063	1,507,045.027 1,627,166.348 1,511,295.262 1,429,801.465 1,554,950.755 1,330,932.952 669,951.562 499,485.825 300,856.059 225,616.466
80

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Money Market - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.022436 $1.036687 $1.051247 $1.065836 $1.080742 $1.094434 $1.083864 $1.046489 $1.013179 $0.998530	$1.008365 $1.022436 $1.036687 $1.051247 $1.065836 $1.080742 $1.094434 $1.083864 $1.046489 $1.013179	4,232,183.082 4,180,659.622 3,623,364.686 3,654,435.996 3,919,954.538 4,046,436.044 2,916,538.193 1,443,810.094 1,372,626.314 240,266.041
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.319613 $1.368691 $1.320060 $1.243887 $1.208102 $1.172629 $1.104466 $1.056130 $1.036964 $1.028493	$1.361980 $1.319613 $1.368691 $1.320060 $1.243887 $1.208102 $1.172629 $1.104466 $1.056130 $1.036964	3,219,476.355 3,373,597.666 3,601,497.872 3,491,028.288 3,618,540.361 3,326,718.905 2,736,470.560 1,053,742.118 941,655.528 438,226.033
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.288155 $1.339496 $1.295333 $1.224231 $1.191066 $1.159089 $1.094223 $1.048973 $1.032040 $1.026124	$1.326543 $1.288155 $1.339496 $1.295333 $1.224231 $1.191066 $1.159089 $1.094223 $1.048973 $1.032040	18,962.017 26,753.333 35,131.626 44,687.841 46,229.686 45,916.533 50,676.914 0.000 0.000 0.000
TA AllianceBernstein Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.387551 $1.312676 $1.254128 $1.248997 $1.158833 $0.894955 $1.437647 $1.228875 $1.123579 $1.096676	$1.444476 $1.387551 $1.312676 $1.254128 $1.248997 $1.158833 $0.894955 $1.437647 $1.228875 $1.123579	581,498.713 621,400.701 439,712.181 505,785.914 499,064.238 444,310.617 242,463.806 201,520.482 104,025.890 45,176.179
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.502139 $1.392729 $1.314273 $1.298163 $1.208404 $0.978492 $1.258893 $1.200002 $1.111748 $1.071740	$1.513820 $1.502139 $1.392729 $1.314273 $1.298163 $1.208404 $0.978492 $1.258893 $1.200002 $1.111748	4,242,239.775 4,645,437.165 3,567,835.732 2,603,378.989 1,808,229.063 1,616,126.062 1,269,145.114 779,590.723 345,680.463 78,032.265
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.660801 $1.327993 $1.196016 $1.282200 $1.131050 $0.883458 $1.484088 $1.396672 $1.224872 $1.106529	$1.682580 $1.660801 $1.327993 $1.196016 $1.282200 $1.131050 $0.883458 $1.484088 $1.396672 $1.224872	12,404,592.852 12,873,808.206 5,147,739.002 3,313,988.778 2,612,123.891 2,550,747.311 2,367,836.351 1,992,435.620 944,859.099 0.000
81

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.594587 $1.424583 $1.320075 $1.330721 $1.222500 $0.980694 $1.343250 $1.261784 $1.147670 $1.083067	$1.616082 $1.594587 $1.424583 $1.320075 $1.330721 $1.222500 $0.980694 $1.343250 $1.261784 $1.147670	11,635,433.337 12,456,548.913 13,788,833.460 4,808,995.925 3,534,650.363 2,434,412.681 1,780,902.983 942,790.435 723,991.790 37.825
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.649919 $1.401388 $1.284370 $1.329067 $1.195513 $0.945909 $1.426601 $1.341867 $1.195249 $1.102655	$1.668996 $1.649919 $1.401388 $1.284370 $1.329067 $1.195513 $0.945909 $1.426601 $1.341867 $1.195249	11,125,670.807 12,230,806.987 8,172,883.145 5,447,326.040 4,452,731.380 3,843,014.894 3,238,311.508 2,640,862.299 1,023,098.708 105,286.121
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.792400 $1.395456 $1.266605 $1.250103 $1.147724 $1.020960 $1.566025 $1.517687 $1.316157 $1.151057	$1.982787 $1.792400 $1.395456 $1.266605 $1.250103 $1.147724 $1.020960 $1.566025 $1.517687 $1.316157	17,655,139.139 19,066,563.041 18,866,648.227 16,981,370.072 17,427,872.730 6,964,818.492 552,739.383 258,205.851 115,386.459 34,278.496
TA Barrow Hanley Dividend Focused - Service Class Subaccount inception date May 1, 2000	2014 2013 2012 2011 2010 2009	$1.902512 $1.484787 $1.350745 $1.336774 $1.230568 $1.000000	$2.100195 $1.902512 $1.484787 $1.350745 $1.336774 $1.230568	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.353599 $1.221728 $1.126149 $1.100689 $1.003303 $0.993367	$1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303	2,062,270.875 2,032,647.501 685,806.646 550,568.977 395,084.144 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.950972 $1.904105 $1.541598 $1.658272 $1.453717 $1.104858 $1.944444 $2.113530 $1.506262 $1.345941	$2.185026 $1.950972 $1.904105 $1.541598 $1.658272 $1.453717 $1.104858 $1.944444 $2.113530 $1.506262	1,640,295.877 1,704,696.750 1,386,224.496 566,249.945 409,518.523 348,296.330 201,660.349 144,198.971 152,989.962 26,283.066
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018 $1.000000 $1.031445 $1.000000	$1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018 $1.103520 $1.031445	366,018.261 387,072.877 123,872.963 88,396.357 146,454.323 117,482.929 27,202.488 0.000 0.000
82

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Initial Class Subaccount Inception Date November 20, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.949741 $1.435729 $1.257616 $1.283258 $1.159084 $0.833538 $1.341834 $1.220222 $1.213449 $1.081308	$2.114281 $1.949741 $1.435729 $1.257616 $1.283258 $1.159084 $0.833538 $1.341834 $1.220222 $1.213449	6,224,563.719 6,790,873.362 6,860,588.102 7,469,226.447 8,042,354.242 745,691.102 505,056.967 327,454.246 96,571.340 7,693.151
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.738965 $1.330616 $1.159722 $1.167298 $1.027676 $0.804122 $1.301557 $1.262582 $1.110222 $1.088084	$1.958231 $1.738965 $1.330616 $1.159722 $1.167298 $1.027676 $0.804122 $1.301557 $1.262582 $1.110222	4,338,113.086 4,437,156.876 4,540,912.140 4,716,100.994 4,616,902.558 4,336,397.693 2,627,588.506 1,389,377.717 209,234.078 46,018.109
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.923740 $1.483777 $1.251416 $1.247323 $1.029767 $0.985161	$2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767	2,130,094.264 1,994,711.309 1,524,591.485 149,464.258 25,999.568 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.812615 $1.556407 $1.292040 $1.456586 $1.336663 $1.021513 $1.600815 $1.487219 $1.225328 $1.100814	$1.695094 $1.812615 $1.556407 $1.292040 $1.456586 $1.336663 $1.021513 $1.600815 $1.487219 $1.225328	2,795,623.913 2,741,262.673 2,311,621.178 677,065.788 554,998.817 405,009.277 247,549.884 228,355.054 181,320.123 18,244.385
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.952008 $1.335130 $1.171739 $1.261356 $1.003646 $0.795640 $1.267904 $1.272565 $1.088360 $1.060317	$2.040634 $1.952008 $1.335130 $1.171739 $1.261356 $1.003646 $0.795640 $1.267904 $1.272565 $1.088360	3,054,667.102 3,225,914.227 3,158,622.513 2,818,895.508 2,458,797.677 2,247,122.863 1,896,952.211 1,779,972.762 1,808,935.474 136,941.699
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.234305 $1.628247 $1.513699 $1.645247 $1.245886 $0.786821 $1.485537 $1.229417 $1.134233 $1.069338	$2.203771 $2.234305 $1.628247 $1.513699 $1.645247 $1.245886 $0.786821 $1.485537 $1.229417 $1.134233	855,099.063 940,654.086 815,854.405 817,334.533 203,730.142 140,924.190 20,875.957 4,363.746 0.000 0.000
83

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.906214 $1.636750 $1.474450 $1.437038 $1.173982 $0.942547 $1.413931 $1.262106 $1.172724 $1.101394	$2.083097 $1.906214 $1.636750 $1.474450 $1.437038 $1.173982 $0.942547 $1.413931 $1.262106 $1.172724	1,309,304.661 988,490.004 669,620.887 530,997.689 463,845.274 330,402.172 181,476.241 91,315.141 19,666.507 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.429398 $1.487285 $1.402348 $1.338049 $1.265712 $1.106069 $1.153806 $1.073938 $1.044934 $1.035410	$1.475545 $1.429398 $1.487285 $1.402348 $1.338049 $1.265712 $1.106069 $1.153806 $1.073938 $1.044934	5,227,679.299 5,568,869.882 5,567,309.700 4,888,900.432 4,175,329.016 3,340,498.765 2,465,684.425 1,091,102.022 514,319.044 166,116.359
TA PIMCO Total Return - Service Class Subaccount inception date May 1, 2002	2014 2013 2012 2011 2010 2009	$1.239475 $1.292560 $1.221312 $1.168844 $1.108333 $1.000000	$1.275399 $1.239475 $1.292560 $1.221312 $1.168844 $1.108333	0.000 0.000 0.000 0.000 0.000 0.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.837022 $2.110299 $1.838703 $1.915306 $1.489184 $1.054393 $1.808140 $1.469930 $1.262524 $1.127273	$2.944043 $2.837022 $2.110299 $1.838703 $1.915306 $1.489184 $1.054393 $1.808140 $1.469930 $1.262524	4,562,480.365 5,290,552.496 5,847,359.019 6,012,673.121 6,704,007.709 6,488,979.823 6,016,829.447 4,539,032.842 3,661,248.997 1,574,790.637
TA T. Rowe Price Small Cap - Initial ClassClass Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.354947 $1.657454 $1.452813 $1.448590 $1.092695 $0.798829 $1.270723 $1.175644 $1.150784 $1.054924	$2.474547 $2.354947 $1.657454 $1.452813 $1.448590 $1.092695 $0.798829 $1.270723 $1.175644 $1.150784	2,056,486.504 2,257,032.688 2,057,158.928 792,234.906 733,981.374 540,802.572 223,967.663 212,779.843 279,114.168 224,705.293
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.966167 $1.497880 $1.296804 $1.345419 $1.144770 $0.798292 $1.397708 $1.297386 $1.192296 $1.104914	$2.132834 $1.966167 $1.497880 $1.296804 $1.345419 $1.144770 $0.798292 $1.397708 $1.297386 $1.192296	7,839,544.813 8,815,280.569 9,651,372.717 8,573,915.442 7,946,412.248 7,923,385.339 4,764,335.672 3,585,863.197 2,128,005.922 1,278,174.456
84

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.682577 $1.372114 $1.191786 $1.410001 $1.317982 $1.061641 $1.760016 $1.543886 $1.267498 $1.129437	$1.573305 $1.682577 $1.372114 $1.191786 $1.410001 $1.317982 $1.061641 $1.760016 $1.543886 $1.267498	4,748,896.090 4,707,530.361 4,486,466.490 4,389,567.260 4,488,159.987 4,263,484.413 4,014,823.805 3,381,923.685 2,279,959.082 870,713.016
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2008	2014 2013 2012 2011 2010 2009	$1.278439 $1.163345 $1.088338 $1.087596 $0.996289 $0.991646	$1.318147 $1.278439 $1.163345 $1.088338 $1.087596 $0.996289	111,363.381 133,069.395 0.000 0.000 0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.221569 $1.152583 $1.096261 $1.077372 $0.998364 $0.999962	$1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364	124,238.935 103,199.497 93,741.474 37,490.785 0.000 0.000
TA Vanguard ETF - Growth - Service Class(4) Subaccount inception date May 1, 2008	2014 2013 2012 2011 2010 2009	$1.399545 $1.194752 $1.086069 $1.113867 $0.999483 $0.988776	$1.435032 $1.399545 $1.194752 $1.086069 $1.113867 $0.999483	481,239.376 290,851.590 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class(6) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.715726 $1.313354 $1.176855 $1.239560 $1.066879 $0.837351 $1.572618 $1.371410 $1.279101 $1.112918	$1.879917 $1.715726 $1.313354 $1.176855 $1.239560 $1.066879 $0.837351 $1.572618 $1.371410 $1.279101	11,436,545.058 12,417,053.054 12,628,177.835 13,500,713.704 9,458,998.416 8,047,670.948 5,872,697.749 5,140,314.700 3,963,153.692 32,523.541

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007	$1.246032 $0.937350 $0.809530 $0.772719 $0.693596 $0.583523 $0.996279 $1.000000	$1.344985 $1.246032 $0.937350 $0.809530 $0.772719 $0.693596 $0.583523 $0.996279	227,154.048 398,651.220 245,596.460 116,716.158 0.000 0.000 0.000 0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007	$1.406532 $1.039502 $0.901922 $0.948778 $0.874638 $0.645899 $1.086768 $1.000000	$1.581423 $1.406532 $1.039502 $0.901922 $0.948778 $0.874638 $0.645899 $1.086768	168,233.966 190,420.061 96,222.498 42,759.847 0.000 0.000 0.000 0.000
85

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.378555 $1.065865 $0.929265 $0.967811 $0.838051 $0.626367 $1.106693 $1.000000	$1.520220 $1.378555 $1.065865 $0.929265 $0.967811 $0.838051 $0.626367 $1.106693	1,211,381.391 1,408,884.294 1,220,624.739 486,545.056 343,173.154 38,114.885 58,886.927 26,292.375
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.128841 $0.894141 $0.773462 $0.778011 $0.685479 $0.534361 $0.946121 $1.000000	$1.209440 $1.128841 $0.894141 $0.773462 $0.778011 $0.685479 $0.534361 $0.946121	318,350.315 331,935.606 390,176.309 206,490.300 27,256.759 19,540.326 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007	$1.432065 $1.066148 $0.943638 $0.955719 $0.781239 $0.618145 $1.187869 $1.000000	$1.570155 $1.432065 $1.066148 $0.943638 $0.955719 $0.781239 $0.618145 $1.187869	66,419.884 98,081.136 131,753.377 136,731.030 87,262.768 188,675.400 78,699.092 0.000
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.404658 $1.034030 $0.877468 $0.871262 $0.714448 $0.497297 $1.122406 $1.000000	$1.553069 $1.404658 $1.034030 $0.877468 $0.871262 $0.714448 $0.497297 $1.122406	21,083.829 22,738.592 7,051.116 9,839.333 140.226 140.226 140.226 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.487145 $1.108212 $0.979502 $1.112453 $0.876053 $0.634696 $1.064131 $1.000000	$1.557376 $1.487145 $1.108212 $0.979502 $1.112453 $0.876053 $0.634696 $1.064131	652,139.549 746,311.404 480,251.939 389,585.856 239,743.542 130,784.396 95,843.655 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.255537 $0.976472 $0.778143 $0.866127 $0.694130 $0.447216 $0.929567 $1.000000	$1.320802 $1.255537 $0.976472 $0.778143 $0.866127 $0.694130 $0.447216 $0.929567	278,084.813 316,437.662 69,069.817 65,411.545 154,721.505 321,966.434 145,251.507 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353 $1.000000	$1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353	588,127.870 612,626.793 293,506.488 13,684.532 11,327.376 0.000 0.000 0.000
86

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403 $1.000000	$1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.9655403	160,059.428 291,182.291 334,813.876 247,806.075 138,451.656 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.332374 $0.964999 $1.000000	$1.423414 $1.332374 $0.964999	0.000 15,236.121 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.021476 $0.776039 $0.667878 $0.699985 $0.662709 $0.454172 $0.956149 $1.000000	$1.073289 $1.021476 $0.776039 $0.667878 $0.699985 $0.662709 $0.454172 $0.956149	167,919.392 173,748.598 46,421.376 6,730.038 6,730.038 6,730.038 6,730.038 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.567806 $1.202220 $1.040555 $1.071240 $0.864100 $0.605702 $1.092409 $1.000000	$1.738015 $1.567806 $1.202220 $1.040555 $1.071240 $0.864100 $0.605702 $1.092409	43,158.125 45,680.349 27,931.504 26,837.333 5,092.875 5,092.875 5,092.875 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.073093 $0.848319 $0.716654 $0.843596 $0.739380 $0.544832 $0.999557 $1.000000	$1.135959 $1.073093 $0.848319 $0.716654 $0.843596 $0.739380 $0.544832 $0.999557	169,013.082 182,079.955 177,227.185 60,612.123 58,537.270 67,651.539 0.000 0.000
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.371406 $1.103689 $1.008706 $1.052671 $0.923874 $0.703750 $0.988260 $1.000000	$1.468778 $1.371406 $1.103689 $1.008706 $1.052671 $0.923874 $0.703750 $0.988260	25,312.390 24,898.736 8,810.236 5,377.467 1,885.477 1,889.194 1,893.494 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 011 2010 2009 2008 2007	$1.794909 $1.286900 $1.077817 $1.219205 $0.908059 $0.564330 $0.944800 $1.000000	$1.639891 $1.794909 $1.286900 $1.077817 $1.219205 $0.908059 $0.564330 $0.944800	63,472.409 64,586.692 67,561.720 65,247.208 12,336.796 22,342.919 1,662.215 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.222769 $1.042673 $0.951717 $0.948559 $0.876023 $0.753440 $0.982111 $1.000000	$1.307135 $1.222769 $1.042673 $0.951717 $0.948559 $0.876023 $0.753440 $0.982111	286,487.298 341,219.788 172,886.386 87,248.586 53,895.854 48,063.575 36,892.965 0.000
87

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130 $1.000000	$1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130	29,425.062 34,051.788 21,544.514 21,646.850 3,864.024 3,868.450 3,873.326 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007	$1.461605 $1.388301 $1.197712 $1.157441 $1.042268 $0.716731 $0.970205 $1.000000	$1.500974 $1.461605 $1.388301 $1.197712 $1.157441 $1.042268 $0.716731 $0.970205	766,327.627 997,487.931 381,359.935 189,092.404 135,827.931 139,736.995 179,144.803 5,022
TA Aegon Money Market - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007	$0.974981 $0.987067 $0.999469 $1.011863 $1.024461 $1.035943 $1.024409 $1.000000	$0.962963 $0.974981 $0.987067 $0.999469 $1.011863 $1.024461 $1.035943 $1.024409	346,532.142 491,937.771 601,488.155 428,457.385 278,846.615 175,700.728 180,892.971 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007	$1.241648 $1.285914 $1.238381 $1.165195 $1.130004 $1.095199 $1.030008 $1.000000	$1.283410 $1.241648 $1.285914 $1.238381 $1.165195 $1.130004 $1.095199 $1.030008	565,227.715 579,135.836 467,563.581 335,211.033 280,082.228 179,774.086 268,176.283 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2014 2013 2012 2011 2010 2009 2008 2007	$1.221765 $1.268588 $1.224942 $1.155985 $1.123009 $1.091239 $1.028649 $1.000000	$1.260046 $1.221765 $1.268588 $1.224942 $1.155985 $1.123009 $1.091239 $1.028649	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AllianceBernstein Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.117826 $1.055945 $1.007344 $1.001737 $0.928044 $0.715652 $1.147892 $1.000000	$1.165415 $1.117826 $1.055945 $1.007344 $1.001737 $0.928044 $0.715652 $1.147892	74,974.659 95,020.908 72,904.601 16,385.469 10,304.467 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.229666 $1.138414 $1.072688 $1.057969 $0.983355 $0.795090 $1.021416 $1.000000	$1.241063 $1.229666 $1.138414 $1.072688 $1.057969 $0.983355 $0.795090 $1.021416	1,488,590.907 1,820,908.175 1,166,344.786 446,770.513 163,608.614 287,379.543 29,044.891 0.000
88

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.142856 $0.912494 $0.820582 $0.878403 $0.773706 $0.603440 $1.012200 $1.000000	$1.159559 $1.142856 $0.912494 $0.820582 $0.878403 $0.773706 $0.603440 $1.012200	1,818,656.345 1,637,894.345 955,925.047 351,697.872 43,744.168 86,447.348 56,071.597 0.000
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.232675 $1.099631 $1.017445 $1.024133 $0.939452 $0.752513 $1.029175 $1.000000	$1.251146 $1.232675 $1.099631 $1.017445 $1.024133 $0.939452 $0.752513 $1.029175	2,481,874.934 2,926,303.107 1,766,055.495 252,267.832 52,355.906 88,838.746 49,711.129 0.000
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.191174 $1.010255 $0.924533 $0.955289 $0.858024 $0.677869 $1.020832 $1.000000	$1.206727 $1.191174 $1.010255 $0.924533 $0.955289 $0.858024 $0.677869 $1.020832	2,457,748.600 3,041,164.193 819,379.846 374,519.297 103,718.704 25,322.940 11,234.727 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.126343 $0.875601 $0.793567 $0.782085 $0.716970 $0.636826 $0.975360 $1.000000	$1.247819 $1.126343 $0.875601 $0.793567 $0.782085 $0.716970 $0.636826 $0.975360	3,203,431.614 3,300,525.957 2,837,981.045 2,594,401.526 2,624,342.547 498,832.746 7,078.250 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.361908 $1.227411 $1.129702 $1.102517 $1.003480 $0.993371	$1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480	265,386.575 228,233.483 120,370.567 55,760.393 55,764.524 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$0.892950 $0.870207 $0.703489 $0.755619 $0.661431 $0.501961 $0.882088 $1.000000	$1.001553 $0.892950 $0.870207 $0.703489 $0.755619 $0.661431 $0.501961 $0.882088	557,657.230 490,892.607 193,414.619 142,105.338 103,545.037 111,925.268 87,241.772 9,551
TA International Moderate Growth - Service Class Subaccount inception date May 25, 2012	2014 2013 2012	$1.011022 $0.910209 $0.884528	$0.990669 $1.011022 $0.910209	181,535.801 190,145.172 99,123.849
TA Jennison Growth - Initial Class Subaccount Inception Date November 20, 1996	2014 2013 2012 2011 2010 2009 2008 2007	$1.563624 $1.149698 $1.005571 $1.024559 $0.924062 $0.663540 $1.066570 $1.000000	$1.698092 $1.563624 $1.149698 $1.005571 $1.024559 $0.924062 $0.663540 $1.066570	817,851.802 961,377.721 827,227.902 861,595.491 898,271.027 58,255.688 56,353.894 0.000
89

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2014 2013 2012 2011 2010 2009 2008 2007	$1.313942 $1.003915 $0.873670 $0.878069 $0.771901 $0.603098 $0.974724 $1.000000	$1.481805 $1.313942 $1.003915 $0.873670 $0.878069 $0.771901 $0.603098 $0.974724	1,888,728.664 1,089,281.773 567,402.305 640,160.723 955,697.448 867,921.368 350,271.455 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.935504 $1.490639 $1.255336 $1.249382 $1.029949 $0.985165	$2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949	125,514.417 106,245.661 58,014.574 5,549.972 1,787.372 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007	$1.151699 $0.987451 $0.818502 $0.921384 $0.844275 $0.644262 $1.008122 $1.000000	$1.078628 $1.151699 $0.987451 $0.818502 $0.921384 $0.844275 $0.644262 $1.008122	541,493.421 483,612.470 176,464.047 77,332.158 57,930.215 35,539.162 784.555 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.482984 $1.012826 $0.887550 $0.954020 $0.757969 $0.599986 $0.954687 $1.000000	$1.552605 $1.482984 $1.012826 $0.887550 $0.954020 $0.757969 $0.599986 $0.954687	611,191.698 535,470.415 376,559.102 330,831.888 217,574.431 117,397.925 117,423.314 0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007	$1.699703 $1.236822 $1.148106 $1.246029 $0.942178 $0.594140 $1.120084 $1.000000	$1.678970 $1.699703 $1.236822 $1.148106 $1.246029 $0.942178 $0.594140 $1.120084	518,084.535 328,308.609 264,853.033 194,665.564 52,962.884 12,360.682 12,752.965 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.459755 $1.251552 $1.125777 $1.095604 $0.893729 $0.716487 $1.073217 $1.000000	$1.597585 $1.459755 $1.251552 $1.125777 $1.095604 $0.893729 $0.716487 $1.073217	774,678.246 931,006.225 88,732.739 2,881.724 9,831.489 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007	$1.325138 $1.376763 $1.296205 $1.234951 $1.166474 $1.017843 $1.060211 $1.000000	$1.369953 $1.325138 $1.376763 $1.296205 $1.234951 $1.166474 $1.017843 $1.060211	1,797,824.057 2,129,240.709 1,402,992.753 1,074,149.051 944,465.364 488,196.617 179,905.021 0.000
90

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007	$1.763794 $1.310052 $1.139747 $1.185467 $0.920358 $0.650679 $1.114169 $1.000000	$1.833040 $1.763794 $1.310052 $1.139747 $1.185467 $0.920358 $0.650679 $1.114169	740,257.261 837,846.581 920,470.277 960,827.653 1,083,400.299 925,908.280 817,966.099 51,065
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.919517 $1.348983 $1.180665 $1.175500 $0.885390 $0.646321 $1.026592 $1.000000	$2.019989 $1.919517 $1.348983 $1.180665 $1.175500 $0.885390 $0.646321 $1.026592	608,873.379 755,829.287 250,407.525 131,578.213 99,571.206 85,462.541 75,660.367 0.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007	$1.444409 $1.098759 $0.949844 $0.984005 $0.836016 $0.582120 $1.017707 $1.000000	$1.569159 $1.444409 $1.098759 $0.949844 $0.984005 $0.836016 $0.582120 $1.017707	1,510,793.969 1,623,364.593 1,565,442.596 965,909.051 694,822.922 625,211.959 275,627.709 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007	$1.021633 $0.831892 $0.721488 $0.852323 $0.795520 $0.639849 $1.059192 $1.000000	$0.956707 $1.021633 $0.831892 $0.721488 $0.852323 $0.795520 $0.639849 $1.059192	791,783.208 834,055.648 813,009.224 761,714.012 741,595.095 761,038.355 607,184.790 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2008	2014 2013 2012 2011 2010 2009	$1.286277 $1.168742 $1.091750 $1.089393 $0.996462 $0.991650	$1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462	146,694.460 113,819.385 50,604.121 0.000 0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	45,242.275 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Growth - Service Class(4) Subaccount inception date May 1, 2008	2014 2013 2012 2011 2010 2009	$1.408111 $1.200284 $1.089474 $1.115713 $0.999658 $0.988780	$1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658	202,945.613 30,724.346 29,717.899 0.000 0.000 0.000
91

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class(6) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007	$1.230990 $0.940904 $0.841860 $0.885413 $0.760941 $0.596343 $1.118328 $1.000000	$1.350793 $1.230990 $0.940904 $0.841860 $0.885413 $0.760941 $0.596343 $1.118328	2,229,340.492 2,569,166.852 2,364,195.485 2,351,391.808 1,560,393.024 1,328,910.460 439,640.646 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	TA BlackRock Global Allocation Managed Risk – Balanced was available on or about November 10, 2014.
(5)	TA BlackRock Global Allocation Managed Risk – Growth was available on or about November 10, 2014.
(6)	TA Vanguard ETF Portfolio – Aggressive Growth was acquired and reorganized into TA Vanguard ETF Portfolio – Growth.
(7)	TA PIMCO Real Return TIPS was renamed TA PineBridge Inflation Opportunities.
(8)	TA WMC Diversified Growth was renamed TA WMC US Growth.
92

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to February 16, 2015	5.50%
93

The information in this Prospectus is not complete and may be changed. This Prospectus is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
PROSPECTUS (Subject to Completion Issued February 20, 2015)
(To Prospectus dated May 1, 2015)
MEMBERS® FREEDOMSM VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA B
By
TRANSAMERICA LIFE INSURANCE COMPANY
This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account. The subaccounts available under this policy invest in underlying funds of the Portfolio companies listed below:
AllianceBernstein Variable Products Series Fund, Inc. • American Funds Insurance Series® Trust • Fidelity® Variable Insurance Products Fund • Transamerica Series Trust
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the MEMBERS® FreedomSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2015. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus Date: May 1, 2015
Statement of Additional Information Date: May 1, 2015

ii

TABLE OF CONTENTS continued
iii

GLOSSARY OF TERMS
Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
Annuitant—The person on whose life any annuity payments involving life contingencies will be based.
Annuitize (Annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).
Annuity Commencement Date—The date upon which annuity payments are to commence.
Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.
Assumed Investment Return or AIR—The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.
Cash Value—The adjusted policy value less any rider fees (imposed upon surrender).
Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.
Fixed Account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
Free Amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
Guaranteed Lifetime Withdrawal Benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
Owner (You, Your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
Policy Year—A policy year begins on the policy date and on each anniversary thereafter.
Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value—The portion of the policy value that is invested in the separate account.
Subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
1

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
Written Notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
2

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $15,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of policy value will apply during the first four years after the annuity commencement date.
Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.
We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.70% if you choose the Return of Premium Death Benefit
•	1.90% if you choose the Annual Step-Up Death Benefit
3

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.
If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2
•	0.30% if you choose the American Funds - Bond Fund - Class 2
•	0.30% if you choose the American Funds - Growth Fund - Class 2
•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2
•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.
If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Retirement Income Max® Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.
If you elect the Retirement Income Choice® 1.6 Rider, there is a rider fee during the accumulation phase of 0.70% to 1.45% (on an annual basis) of the withdrawal base (0.70% to 1.55% for riders issued prior to May 1, 2014), which is charged quarterly, depending on what designated investment options you choose. For each additional benefit you elect with the rider, you will be charged an annual fee charged quarterly during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may have to pay income tax and a tax penalty on any money you take out.
If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.
Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
4

ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:
•	Annual Step-Up Death Benefit
Charges are lower if you do not choose an optional guaranteed minimum death benefit.
After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
•	You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
5

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® Rider.” If you elect the Retirement Income Max® Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 Rider.” If you elect the Retirement Income Choice® 1.6 Rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.
Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2014) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001
(800) 525-6205
6

You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.
7

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	0%
Transfer Fee	$0-$10
Special Service Fee	$0-$50
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge	$0-$35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.20%
Optional Rider Fees: (You may only elect one of the optional riders listed below)
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued on or after December 12, 2011)
Base Benefit	2.00%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
8

	Maximum	Current
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.05%	2.30%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available:
Retirement Income Choice® 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%	2.40%
Retirement Income Choice® 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%
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The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2014 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.54%
Highest Gross	1.38%
The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2014, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income Choice® 1.6 Rider – Joint Life with additional Death Benefit and Income EnhancementSM options (as of May 1, 2015). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period:
1 Year	$ 644
3 Years	$1,952
5 Years	$3,285
10 Years	$6,736
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:
1 Year	$ 644
3 Years	$1,952
5 Years	$3,285
10 Years	$6,736
Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.
Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.
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Annual Service Charge:
Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%) and the GE Investments Total Return Fund - Class 3 (0.20%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.
Optional Rider Fees:
Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.
Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.
Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Maximum Total Retirement Income Max® Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Retirement Income Choice® 1.6 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® 1.6 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice® 1.6 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.6 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Current Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
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Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available
Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Riders - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Riders - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® 1.4 or Retirement Income Choice® 1.2 Riders with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
Expense Examples: The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
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THE ANNUITY POLICY
This prospectus describes the MEMBERS® FreedomSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.
An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
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Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $15,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it as soon as possible.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.
If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to the Company, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to the Company. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
You could lose the amount you allocate to the variable subaccounts.
The Company reserves the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
14

INVESTMENT CHOICES
The MEMBERS® FreedomSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
15

Addition, Deletion, or Substitution of Investment Options
The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investment options. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.
Similarly, we may, at our discretion, close a subaccount to new investments. Any subsequent premium payments, (including dollar cost averaging transactions) or transfers (including asset rebalance programs transactions) into a closed subaccount will be re-allocated to the remaining available investment choices according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment choices, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment choice. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment choice is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment choices you have purchased annuity units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment choice is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other investment choices you have value allocated to and which are open to new investment.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
Static Allocation Models
A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.
Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner's investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.
16

Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.
You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of the Company's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with the Company's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
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The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to the Company, are subject to the limitations described below under “Telephone and Electronic Transactions.”
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
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In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
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Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with these riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
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Life with Emergency CashSM Surrender Charge
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:
Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of adjusted policy value surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%
We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.
Note carefully the following three things about this surrender charge:
•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the adjusted policy value surrendered and not a percentage of premium; and
•	under this payment option, there is no surrender charge free amount.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
During the accumulation phase:
•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.55%.
•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.75%.
During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.
State premium taxes currently range from 0% to 3.50%, depending on the state.
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Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Initial Payment Guarantee
If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:
•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2
•	0.30% if you choose the American Funds - Bond Fund - Class 2
•	0.30% if you choose the American Funds - Growth Fund - Class 2
•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2
•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
Additional Death Distribution
If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.
Additional Death Distribution+
If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.
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Living Benefits Rider
If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Retirement Income Max® Rider Fees
If you elect the Retirement Income Max® rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Retirement Income Choice® 1.6 Rider Fees
If you elect the Retirement Income Choice® 1.6 rider, then the rider fee, which is charged quarterly before annuitization, is 1.45%, 1.10% and 0.70% (on an annual basis) of the withdrawal base (1.55%, 1.10% and 0.70% for riders issued prior to May 1, 2014) for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income Choice® 1.6 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:
Options	Single Life Option	Joint Life Option
Death Benefit	0.40%	0.35%
Income EnhancementSM Benefit	0.30%	0.50%
We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee percentage may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
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We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.40%
GE INVESTMENTS FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2014 we received $193,786,739.87 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an
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incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2014, TCI or its affiliates received total revenue sharing payments in the amount of $__________ from the following Fund managers and/or subadvisers to participate in TCI's events: Aegon USA Investment Management • Alliance Bernstein Investments • American Funds • BlackRock Investment Management, LLC. • Fidelity Investments • Franklin Templeton Investments • Hanlon Investment Management Inc. • ING Clarion Real Estate Securities • Janus Capital • Jennison Associates • JP Morgan Asset Management • Legg Mason Capital Management • Logan Circle Investment Partners • Madison Asset Management • MFS • Morgan Stanley Investment Management • Morningstar Advisors • Natixis Global Asset Management • Neuberger Berman • Oppenheimer Funds • Pacific Investment Management Company • Ranger Investments • Schroder • Suntrust Investments • Systematic Financial Management • TS&W • Vanguard • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
If you take a full surrender, you will receive your cash value.
If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.
Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
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•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders (full and partial), transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial) if the guaranteed interest rate set by the Company for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 0.25%; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
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•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•	Any surrender request made on or within 15 days of an ownership change;
•	Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when the Company does not have an originating or guaranteed signature on file;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The latest annuity commencement date generally cannot be after the date specified in your policy unless a later date is agreed to by us. The earliest annuity commencement date is at least 30 days after you purchase your policy.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy).
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity
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payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the adjusted policy value surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.
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The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.
Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
However, IF:
•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping the Company informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability.
We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
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The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the only person receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See the TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire interest in the policy has not been paid;
THEN:
•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made (there is no death benefit).
NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.
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IF:
•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit are reset on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive the required information in good order at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment);
•	minimum required cash value; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus.
On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
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Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount, is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
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There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or an employer sponsored retirement program, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be considered in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of the Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
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We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner's death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner's death prior to the annuity starting date, such owner's surviving spouse is the sole beneficiary, under the nonqualified policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of Annuities
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age. You should consult with a tax adviser about the tax consequences in such circumstances.
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Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy over the “investment in the policy.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because the Company cannot verify that the owner is disabled, the Company will report such withdrawals to the IRS as early withdrawals with no known exception.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Non-Qualified Stretch Annuity
In certain instances a non-spousal beneficiary may be permitted to elect a “stretch” annuity option as a means of disbursing death proceeds from a non-qualified annuity. The only method the Company uses for making distribution payments from a non-qualified “stretch” annuity is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
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Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Partial Annuitization
Under a tax provision enacted in 2010, if part of a non-qualified annuity policy's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.
Tax-Free Exchanges
Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity policy for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity policy issued in an exchange for another annuity policy is treated as new for purposes of the penalty and distribution at death rules.
If the initial contribution is made as a result of an exchange or surrender of another annuity policy, we may require that you provide information relating to the federal income tax status of the previous annuity policy to us.
Revenue Procedure 2011-38 significantly eases the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the code will not be treated as a distribution from either the old or new policy.
Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long-term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc. 2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.
Medicare Tax
Beginning in 2013, distributions from nonqualified annuity policies are considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. The Company is required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Section 3 of the Federal Defense of Marriage Act was ruled unconstitutional and the Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. The Company intends to administer the policy consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law – e.g., domestic and civil union partners – may have adverse tax consequences and/or may not be permissible.
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Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the policy. There are several unanswered questions regarding the scope and impact of this ruling and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
The IRS has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death and/or living benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.
Separate Account Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a
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tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,340,000) and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
Beginning in July of 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code or to an annuity that is a qualified funding asset as defined in the Code Section 130(d) of the Code. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii)
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subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax
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consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Qualified Plan Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
Any systematic withdrawal in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.
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Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
If you request an additional surrender that exceeds the surrender charge free amount while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. If the request does not exceed the surrender charge free amount, future systematic payment will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Initial Payment Guarantee
You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.
The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.
Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.
The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).
Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).
The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.
Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).
Termination. The Initial Payment Guarantee is irrevocable.
The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
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Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, 0.25% of the policy value is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. The Additional Death Distribution+ benefit is based on our claims-paying ability.
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Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of the Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ if it is still being offered, immediately. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Withdrawal Option
No excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
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You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances: because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.
This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no charge for this benefit.
There is no restriction on the maximum amount you may surrender under this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
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There are two Dollar Cost Averaging programs available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging Program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method investment choices or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method. There is no charge for this benefit.
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Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	Retirement Income Choice® 1.4 Rider
•	Retirement Income Choice® 1.2 Rider
See Rider Grid for additional information on each of these riders.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
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•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
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Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to excess interest adjustments;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
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You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax advisor before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
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Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment choices if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment choices.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
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You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.
Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
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Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company's risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Max® rider for a qualified policy. If you elect the Retirement Income Max® rider you cannot elect another GLWB. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by the Company.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
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•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for an example showing the effect of a minimum required distribution amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
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Please note:
•	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See “Appendix - Designated Investment Options.”)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by the Company from time to time. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period during which such withdrawal percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM, (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by the Company from time to time. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period during which such growth percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply
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to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information
Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
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Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for rules defining annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Note: In certain instances a joint rider may be elected when a non-natural entity acting for the benefit of the annuitant's spouse is named as joint owner or the sole primary beneficiary (if there is no joint owner).
Retirement Income Max® Rider Fees
For riders issued on or after December 12, 2011.
Retirement Income Max®. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.
=100,000*0.0125*(91/365)
=1,250*(91/365)
=$311.64
We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
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On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000.
The fee adjustment is:
= 10,000*0.0125*(20/365)
= 125*(20/365)
= $6.85
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 6.85 + 311.64
= $318.49
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
For riders issued prior to December 12, 2011.
Retirement Income Max®. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.
= 100,000*0.01(91/365)
= 1,000*(91/365)
= $249.32
We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
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•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000.
The fee adjustment is:
= 10,000*0.01(20/365)
= 100*(20/365)
= $5.48
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 5.48 + 249.32
= $254.80
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Retirement Income Max® Rider Issue Requirements
The Company will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
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Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice 1.6® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment choices. You should consult with your registered representative to assist you in determining whether these investment choices are suited for your financial needs and risk tolerance.
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•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
Please note:
•	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See “ Appendix - Designated Investment Options.”)
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Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:
Age at time of first withdrawal	Single Life Option Riders Issued on or after May 1, 2014	Joint Life Option Riders Issued on or after May 1, 2014	Single Life Option Riders Issued Prior to May 1, 2014	Joint Life Option Riders Issued Prior to May 1, 2014
0-58	0.0%	0.0%	0.0%	0.0%
59-64	4.00%	3.75%	4.00%	3.50%
65-79	5.00%	4.75%	5.00%	4.50%
≥ 80	6.00%	5.75%	6.00%	5.50%
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	Current withdrawal base;
•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	The policy value on any monthiversarySM, including the current rider anniversary (see Automatic Step-Up below).
Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth percentage is as follows:
Riders Issued On or after May 1, 2014	Riders Issued Prior to May 1, 2014
5.5%	5.0%
The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not increase more than 75 basis points (0.75%) from the rider fee percentage on the rider date.
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Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options in the corresponding designated allocation groups approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if
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applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date the Company receives all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees.
1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value. After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
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•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.
2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy).
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for rules defining annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Note: In certain instances a joint rider may be elected when a non-natural entity acting for the benefit of the annuitant's spouse is named as joint owner or the sole primary beneficiary (if there is no joint owner).
3. Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
•	You cannot elect the Income EnhancementSM Option if you are confined in an assisted living facility or a residential care facility.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
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•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES) times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses assumed policy values as follows: Group A - $50,000; Group B - $30,000; and Group C - $20,000:
Example 1: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base of 100,000.
= 100,000 * [(50,000*0.0155) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (775 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,245/100,000 * (91/365)
= 1,245 * (91/365)
= $310.40
We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
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Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
Example 2: Calculation at rider issue for the first quarter fee assuming an initial withdrawal base from Example 1 above, plus an adjustment for a subsequent premium payment of $10,000 made with 20 days remaining in the first rider quarter (allocated as in Example 1). the withdrawal base change equals $10,000. The fee adjustment is:
= 10,000 * [(5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (20/365)
= 10,000 * (77.50 + 33 + 14) / 10,000 * (20/365)
= 10,000 * 124.50/100,000 * (91/365)
= 124.50 * (91/365)
= $6.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 6.82 + 310.40
= $317.22
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first market day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
Example 3: Calculation for $5,000 fund transfer from Group A (with $3,000 going into Group B and $2,000 into Group C) occurring during second quarter with 25 days remaining in the rider quarter, assuming:
Withdrawal Base = $104,590.16    Policy Value = $90,000
= 104,590.16 * [(-5,000*0.0155) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (25/365)
= 104,590.16 * (-77.50 + 33 + 14) / 90,000 * (25/365)
= 104,590.16 * -30.50/90,000 * (25/365)
= -35.44 * (25/365)
= $-2.43
Total fee assessed at end of the second rider quarter (assuming no further rider fee adjustments):
= 310.40 - 2.43
= + $307.97
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
The Company will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
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Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider death benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There maybe limitations on your ability to change the ownership of a qualified plan. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be
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effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal tax law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
We may pay you more than your current cash value for your voluntary participation in certain offerings. We will notify you of the terms of any such offers.
Mixed and Shared Funding
Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.
Exchanges and Reinstatements
You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).
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You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
[We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.]
Transamerica Life Insurance Company
Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.
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All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI's available on the SEC's website at http://www.sec.gov. Our financial strength can be found on our website.
The Separate Account
The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your
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investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment options, making surrenders (full or partial), and making changes of ownership of your policy.
Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
A limited number of affiliated and unaffiliated broker-dealers were paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.
The selling firms that have selling agreements with us and TCI were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 1.25% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives that may be based, in part on premiums paid after the initial premium. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.
The sales representative who sold you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
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Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
Special compensation arrangements are calculated in different ways by different selling firms and may be based on past sales of the policies and other criteria. For instance, in 2014, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $15,000 to $500,000, and payments of between 0.10% and 0.50% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.
During 2014, we and/or TCI had such “preferred product” arrangements with the following selling firms:
AXA Advisors LLC • BancWest Investment Services, Inc. • BBVA Compass Investment Solutions, Inc. • CCO Investment Services Corp. • Centarus Financial, Inc. • Cetera Advisor Networks • Cetera Advisors LLC • Cetera Financial Specialists • Cetera Investment Services • CFD Investments, Inc. • Citigroup • Commonwealth Financial Network • Equity Services Inc. • Fifth Third Securities, Inc. • FSC Securities Corporation • Gary Goldberg & Co., Inc. • Hantz Financial Services Inc. • Huntington Investment Company • ING Financial Partners • Invest Financial Corporation • Investacorp, Inc. • Investment Centers Of America • James T. Borello & Company • Janney Montgomery Scott, LLC • Linsco Private Ledger - LPL • M&T Securities Inc. • Merrill Lynch Life Agency • Money Concepts Capital, Corp • Morgan Stanley Smith Barney • National Planning • NFP Securities • Park Avenue Securities, LLC • Raymond James and Associates • Raymond James Financial Services • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments Inc. • SunTrust Investments Services, Inc. • The Investment Center, Inc. • Transamerica Financial Advisors • Triad Advisors, Inc. • UBS Financial Services, Inc. • US Bancorp Investments Inc. • VSR Financial Services, Inc. • Wells Fargo Advisors, L.L.C. • Wells Fargo Wealth Brokerage Insurance Agency, L.L.C. • Woodbury Financial
During 2014, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):
Name of Firm	Amount Paid in 2014
Linsco Private Ledger - LPL	$[__________]
Morgan Stanley Smith Barney	$[__________]
Wells Fargo Wealth Brokerage	$[__________]
Wells Fargo Advisors, L.L.C.	$[__________]
UBS Financial Services	$[__________]
Transamerica Financial Advisors	$[__________]
Merrill Lynch Life Agency	$[__________]
Hantz Financial Services Inc	$[__________]
CCO Investment Services Corp.	$[__________]
National Planning	$[__________]
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix - Condensed Financial Information
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APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation Fund - Class 2	American Funds - Asset Allocation Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond Fund - Class 2	American Funds - Bond Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth Fund - Class 2	American Funds - Growth Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income Fund - Class 2	American Funds - Growth-Income Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Income and capital growth consistent with reasonable risk.
TRANSAMERICA SERIES TRUST
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Money Market - Service Class(2)	Transamerica Aegon Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Aegon Tactical Vanguard ETF - Growth - Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA AllianceBernstein Dynamic Allocation - Service Class	Transamerica AllianceBernstein Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Capital appreciation and current income.
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Current income and preservation of capital.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: High total return through the combination of income and capital appreciation.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Long-term capital appreciation.
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
75

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
76

CLOSED INVESTMENT OPTIONS:
The following subaccount is only available to owners that held an investment in this subaccount prior to September 17, 2012. However, if any such owner surrenders all of his or her money from this subaccount on or after September 17, 2012, that owner may no longer reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Effective open of business September 17, 2012, the following subaccount is closed to new investments:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
77

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
American Funds - Bond Fund - Class 2	√	√	√			√
TA Aegon Money Market - Service Class	√	√	√			√
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	√	√			√
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	√	√	√			√
TA Aegon Tactical Vanguard ETF - Growth - Service Class				√
TA Aegon U.S. Government Securities - Service Class	√	√	√			√
TA AllianceBernstein Dynamic Allocation - Service Class	√					√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	√				√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	√			√
TA BlackRock Tactical Allocation - Service Class					√
TA Janus Balanced - Service Class				√
TA Legg Mason Dynamic Allocation - Balanced - Service Class	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class				√
TA Madison Balanced Allocation - Service Class	√	√			√
TA Madison Conservative Allocation - Service Class	√	√	√			√
TA Madison Diversified Income - Service Class	√	√			√
TA PIMCO Tactical - Balanced - Service Class	√	√			√
TA PIMCO Tactical - Conservative - Service Class						√
TA PIMCO Tactical - Growth - Service Class				√
TA PIMCO Total Return - Service Class	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√			√
TA Vanguard ETF - Balanced - Service Class	√	√	√		√
TA Vanguard ETF - Conservative - Service Class	√	√	√			√
TA Vanguard ETF - Growth - Service Class				√
Fixed Account	√	√	√			√
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
78

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (excluding any applicable fund facilitation fees) available on December 31, 2014. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.600676 $1.405556 $1.265900 $1.333173 $1.234087 $1.012438 $1.000000	$1.679215 $1.600676 $1.405556 $1.265900 $1.333173 $1.234087 $1.012438	7,133.088 18,476.268 904.352 549.150 5,378.614 0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.512801 $1.249960 $1.099572 $1.109332 $1.007699 $0.989771	$1.560096 $1.512801 $1.249960 $1.099572 $1.109332 $1.007699	1,179,830.746 1,016,540.768 516,093.508 437,403.896 135,665.227 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.060248 $1.107483 $1.074257 $1.034670 $0.993413 $1.000892	$1.092175 $1.060248 $1.107483 $1.074257 $1.034670 $0.993413	123,757.324 162,553.141 251,798.552 152,199.563 45,533.387 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.601217 $1.257803 $1.090519 $1.164254 $1.002561 $0.986474	$1.700057 $1.601217 $1.257803 $1.090519 $1.164254 $1.002561	435,310.877 163,246.842 131,805.976 216,429.230 184,148.644 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.585022 $1.213392 $1.055668 $1.098962 $1.007946 $0.986795	$1.715827 $1.585022 $1.213392 $1.055668 $1.098962 $1.007946	111,159.761 95,350.912 67,055.547 44,659.678 9,310.735 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.296321 $1.107412 $0.982896 $1.041380 $0.901140 $0.663853 $1.000000	$1.399606 $1.296321 $1.107412 $0.982896 $1.041380 $0.901140 $0.663853	771,933.450 351,968.019 286,900.899 282,287.498 131,950.363 78,165.444 0.000
79

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.220029 $1.091097 $0.987050 $0.982343 $0.888410 $0.667633 $0.967204 $1.000000	$1.252548 $1.220029 $1.091097 $0.987050 $0.982343 $0.888410 $0.667633 $0.967204	288,172.475 310,048.218 449,474.916 190,080.438 100,543.100 36,920.627 22,397.977 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.259100 $1.121354 $1.020059 $1.074749 $1.003337 $0.988803	$1.295765 $1.259100 $1.121354 $1.020059 $1.074749 $1.003337	75,162.993 84,232.877 118,498.130 173,633.860 32,381.232 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.506799 $1.444044 $1.256721 $1.224966 $1.112807 $0.772135 $1.055670 $1.057560 $1.000000	$1.532018 $1.506799 $1.444044 $1.256721 $1.224966 $1.112807 $0.772135 $1.055670 $1.057560	130,707.695 132,124.752 209,352.426 217,262.574 62,220.674 33,540.262 0.000 0.000 0.000
TA Aegon Money Market - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.955517 $0.973625 $0.992177 $1.010924 $1.030079 $1.049513 $1.046863 $1.018335 $1.000000	$0.937744 $0.955517 $0.973625 $0.992177 $1.010924 $1.030079 $1.049513 $1.046863 $1.018335	875,828.479 2,883,311.355 2,250,858.418 1,481,724.666 729,816.250 399,264.666 676,118.179 343,026.579 116,990.871
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.110078 $1.018008 $1.000981	$1.128773 $1.110078 $1.018008	2,419,878.165 2,929,042.165 2,542,416.366
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception Date December 9, 2011	2014 2013 2012 2011	$1.076413 $1.024432 $0.977710 $1.000000	$1.094425 $1.076413 $1.024432 $0.977710	679,669.538 863,877.011 706,631.056 511,159.481
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.142085 $0.998889 $0.978398	$1.156934 $1.142085 $0.998889	967,150.073 1,120,318.669 1,008,177.845
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.229728 $1.285051 $1.248835 $1.186078 $1.159638 $1.134074 $1.075910 $1.036528 $1.000000	$1.260154 $1.229728 $1.285051 $1.248835 $1.186078 $1.159638 $1.134074 $1.075910 $1.036528	152,316.757 260,078.398 912,861.764 909,434.674 598,532.880 477,437.077 444,400.151 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.229728 $1.285051 $1.248835 $1.186078 $1.159638 $1.134074 $1.075910 $1.036528 $1.000000	$1.260154 $1.229728 $1.285051 $1.248835 $1.186078 $1.159638 $1.134074 $1.075910 $1.036528	364,857.512 420,044.489 604,309.892 880,669.842 626,365.072 515,621.744 787,322.762 81,371.416 0.000
80

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.064161 $1.014505 $0.977247 $0.979463 $0.914390 $0.710376 $1.149055 $0.989965 $1.000000	$1.100258 $1.064161 $1.014505 $0.977247 $0.979463 $0.914390 $0.710376 $1.149055 $0.989965	1,086,366.286 1,322,320.748 1,288,155.924 998,971.583 33,747.651 26,968.407 6,687.833 6,776.405 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.191890 $0.934778 $0.854615 $0.849934 $0.786258 $0.704580 $1.088974 $1.063525 $1.000000	$1.309280 $1.191890 $0.934778 $0.854615 $0.849934 $0.786258 $0.704580 $1.088974 $1.063525	848,485.651 522,508.531 499,048.470 602,615.499 513,541.712 177,029.895 36,500.817 35,915.227 13,227.866
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.472940 $1.312916 $1.217802 $1.291530 $1.200030 $1.000000	$1.469435 $1.472940 $1.312916 $1.217802 $1.291530 $1.200030	2,799,835.918 3,146,980.705 3,050,316.723 3,285,308.240 1,742,008.410 130,561.494
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount Inception Date November 10, 2014	2014	$9.998453	$9.902368	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount Inception Date November 10, 2014	2014	$9.998453	$9.862474	39,907.684
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.592449 $1.44391 $1.337994 $1.314161 $1.203782 $1.000000	$1.641985 $1.592449 $1.444391 $1.337994 $1.314161 $1.203782	2,333,424.667 1,671,552.706 1,676,025.516 998,952.622 439,035.128 39,945.950
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.081846 $1.062988 $0.866776 $0.939678 $0.830462 $0.636251 $1.127580 $1.234393 $1.000000	$1.202816 $1.081846 $1.062988 $0.866776 $0.939678 $0.830462 $0.636251 $1.127580 $1.234393	198,692.198 104,367.748 115,121.413 71,582.675 56,741.049 34,859.190 33,217.449 18,865.159 106,063.702
TA Janus Balanced - Service Class Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.125193 $0.963352 $0.872677 $0.997017 $0.985386 $0.986564	$1.190678 $1.125193 $0.963352 $0.872677 $0.997017 $0.985386	931,620.202 822,699.055 581,781.614 566,641.506 213,727.512 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.080070 $1.006254 $1.000000	$1.149832 $1.080070 $1.006254	366,310.600 337,473.150 170,597.444
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.136037 $1.001328 $1.000000	$1.206036 $1.136037 $1.001328	62,292.057 62,151.230 33,482.146
81

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Balanced Allocation - Service Class Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$1.135953 $1.021206 $0.960930 $1.000000	$1.178789 $1.135953 $1.021206 $0.960930	70,050.955 118,562.554 39,499.832 1,618.352
TA Madison Conservative Allocation - Service Class Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$1.077348 $1.027324 $0.984632 $1.000000	$1.107545 $1.077348 $1.027324 $0.984632	394,262.653 974,433.438 882,060.838 0.000
TA Madison Diversified Income - Service Class Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$1.121650 $1.046474 $1.009318 $1.000000	$1.164677 $1.121650 $1.046474 $1.009318	714,666.960 527,734.990 407,075.138 54,310.230
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.223257 $1.058428 $0.885059 $1.004489 $0.927939 $0.715058 $1.130491 $1.058240 $1.000000	$1.135506 $1.223257 $1.058428 $0.885059 $1.004489 $0.927939 $0.715058 $1.130491 $1.058240	202,136.791 198,507.951 241,626.934 245,259.829 223,871.740 136,937.087 142,098.434 90,369.755 39,497.212
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.710959 $1.255837 $1.176573 $1.287990 $0.982522 $0.625274 $1.189694 $0.991858 $1.000000	$1.674671 $1.710959 $1.255837 $1.176573 $1.287990 $0.982522 $0.625274 $1.189694 $0.991858	201,515.380 216,249.832 179,530.045 203,362.476 127,657.607 27,347.953 25,842.364 21,301.345 869.928
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$0.996498 $0.907874 $0.915447	$1.054499 $0.996498 $0.907874	308,312.370 206,655.177 71,810.843
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$0.942677 $0.888152 $0.892969	$1.005802 $0.942677 $0.888152	1,007,454.650 760,510.413 726,328.729
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$0.977236 $0.852535 $0.864149	$1.020342 $0.977236 $0.852535	187,878.318 179,937.143 161,666.346
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.309833 $1.372676 $1.303442 $1.253577 $1.194546 $1.051601 $1.105623 $1.035566 $1.000000	$1.341183 $1.309833 $1.372676 $1.303442 $1.253577 $1.194546 $1.051601 $1.105623 $1.035566	1,498,103.904 1,677,683.660 1,718,360.249 1,549,765.279 1,233,602.205 790,154.232 211,893.582 124,982.616 76,442.058
TA PineBridge Inflation Opportunities- Service Class(3) Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$0.984775 $1.109433 $1.063648 $1.000000	$0.999060 $0.984775 $1.109433 $1.063648	284,974.863 445,560.764 473,383.896 228,474.322
TA ProFunds UltraBear Fund - Service Class OAM(5) Subaccount inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$0.118112 $0.219265 $0.316659 $0.403088 $0.560855 $1.000000	$0.086256 $0.118112 $0.219265 $0.316659 $0.403088 $0.560855	1,393,676.037 1,382,310.539 2,201,970.019 2,241,749.001 470,431.312 0.000
82

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.796759 $1.274113 $1.125048 $1.129298 $0.858378 $0.632312 $1.013242 $0.944996 $1.000000	$1.873345 $1.796759 $1.274113 $1.125048 $1.129298 $0.858378 $0.632312 $1.013242 $0.944996	185,810.338 190,545.208 110,766.092 191,118.134 183,919.660 27,681.631 57,694.968 65,322.019 51,584.638
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.090589 $0.895692 $0.783946 $0.935021 $0.880545 $0.713948 $1.193650 $1.055268 $1.000000	$1.012669 $1.090589 $0.895692 $0.783946 $0.935021 $0.880545 $0.713948 $1.193650 $1.055268	158,023.961 180,525.296 197,535.199 209,081.744 142,155.233 138,862.062 93,823.825 64,036.082 70,359.136
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.173610 $1.073216 $1.008991 $1.013256 $0.932770 $0.815656 $1.000000	$1.204116 $1.173610 $1.073216 $1.008991 $1.013256 $0.932770 $0.815656	1,015,849.195 1,231,933.221 1,139,145.145 799,570.081 231,910.845 185,075.215 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.197069 $1.135030 $1.084909 $1.071463 $0.997783 $0.999948	$1.236318 $1.197069 $1.135030 $1.084909 $1.071463 $0.997783	137,351.257 282,089.323 286,172.484 130,276.861 927.933 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.194759 $1.024959 $0.936339 $0.965040 $0.870203 $0.719866 $1.000000	$1.219038 $1.194759 $1.024959 $0.936339 $0.965040 $0.870203 $0.719866	2,073,393.881 2,055,451.009 1,419,392.448 1,081,367.173 1,143,705.016 866,031.593 643,424.842

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.616878 $1.417003 $1.273704 $1.338773 $1.236838 $1.012714 $1.000000	$1.699537 $1.616878 $1.417003 $1.273704 $1.338773 $1.236838 $1.012714	1,422,939.250 1,491,007.102 1,432,620.673 1,429,797.562 930,865.780 240,848.455 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.525087 $1.257639 $1.104143 $1.111765 $1.007931 $0.989776	$1.575848 $1.525087 $1.257639 $1.104143 $1.111765 $1.007931	5,146,725.066 5,323,474.428 3,676,759.525 2,938,838.821 1,577,513.531 78,055.631
American Funds - Bond Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.068852 $1.114281 $1.078725 $1.036944 $0.993644 $1.000897	$1.103200 $1.068852 $1.114281 $1.078725 $1.036944 $0.993644	1,775,462.519 2,046,422.654 2,284,075.307 1,475,513.641 598,788.904 63,418.369
83

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.614205 $1.265528 $1.095054 $1.166806 $1.002789 $0.986479	$1.717205 $1.614205 $1.265528 $1.095054 $1.166806 $1.002789	1,210,637.525 1,487,993.910 1,214,358.831 1,236,988.228 364,500.005 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.597873 $1.220832 $1.060047 $1.101360 $1.008181 $0.986801	$1.733141 $1.597873 $1.220832 $1.060047 $1.101360 $1.008181	1,169,617.114 1,254,138.324 768,909.557 586,825.250 207,455.738 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.310837 $1.117617 $0.989990 $1.046837 $0.904091 $0.664725 $1.000000	$1.418064 $1.310837 $1.117617 $0.989990 $1.046837 $0.904091 $0.664725	5,383,306.760 3,597,438.990 2,615,314.521 1,966,094.951 1,230,864.929 917,997.573 64,280.341
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.236152 $1.103334 $0.996141 $0.989452 $0.893086 $0.669833 $0.968475 $1.000000	$1.271599 $1.236152 $1.103334 $0.996141 $0.989452 $0.893086 $0.669833 $0.968475	2,972,749.900 3,687,409.884 4,591,566.929 4,699,219.287 2,747,692.055 1,900,072.534 1,354,399.684 656,829.077
GE Investments Total Return Fund - Class 3(1) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.269323 $1.128247 $1.024302 $1.077107 $1.003571 $0.988808	$1.308836 $1.269323 $1.128247 $1.024302 $1.077107 $1.003571	1,146,947.702 930,123.874 1,070,281.005 945,374.429 373,010.145 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.529593 $1.463013 $1.270727 $1.236198 $1.120823 $0.776180 $1.059115 $1.058929 $1.000000	$1.558252 $1.529593 $1.463013 $1.270727 $1.236198 $1.120823 $0.776180 $1.059115 $1.058929	2,133,934.307 2,981,657.984 2,696,670.238 2,168,963.379 1,459,677.573 863,904.686 408,612.174 385,946.596 145,668.239
TA Aegon Money Market - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.970044 $0.986477 $1.003308 $1.020273 $1.037558 $1.055058 $1.050319 $1.019675 $1.000000	$0.953893 $0.970044 $0.986477 $1.003308 $1.020273 $1.037558 $1.055058 $1.050319 $1.019675	7,315,715.873 9,749,746.220 5,931,917.887 8,011,234.814 5,034,841.530 5,206,256.150 10,380,130.853 2,769,227.153 469,138.652
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.115909 $1.021349 $1.002949	$1.136930 $1.115909 $1.021349	6,972,267.050 8,487,367.559 3,749,610.523
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception Date December 9, 2011	2014 2013 2012 2011	$1.082096 $1.027806 $0.978990 $1.000000	$1.102373 $1.082096 $1.027806 $0.978990	3,696,759.615 4,405,984.226 5,917,737.824 1,877,411.764
84

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.148078 $1.002173 $0.980324	$1.165292 $1.148078 $1.002173	4,534,907.518 4,569,552.685 2,033,036.421
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.248433 $1.302033 $1.262846 $1.197044 $1.168061 $1.140067 $1.079456 $1.037892 $1.000000	$1.281833 $1.248433 $1.302033 $1.262846 $1.197044 $1.168061 $1.140067 $1.079456 $1.037892	2,734,412.154 3,984,561.403 6,849,344.521 5,987,222.010 5,682,475.784 3,456,286.339 1,422,883.555 115,935.315 7,992.854
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.248433 $1.302033 $1.262846 $1.197044 $1.168061 $1.140067 $1.079456 $1.037892 $1.000000	$1.281833 $1.248433 $1.302033 $1.262846 $1.197044 $1.168061 $1.140067 $1.079456 $1.037892	52,570.024 55,413.679 182,547.959 346,377.467 209,616.765 366,923.232 575,634.300 0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.080308 $1.027884 $0.988176 $0.988475 $0.920995 $0.714117 $1.152836 $0.991257 $1.000000	$1.119156 $1.080308 $1.027884 $0.988176 $0.988475 $0.920995 $0.714117 $1.152836 $0.991257	3,471,606.740 3,551,617.181 3,944,687.794 3,274,073.330 648,000.076 424,103.009 247,413.176 283,945.085 38,696.224
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.210018 $0.947133 $0.864195 $0.857778 $0.791956 $0.708289 $1.092545 $1.064914 $1.000000	$1.331809 $1.210018 $0.947133 $0.864195 $0.857778 $0.791956 $0.708289 $1.092545 $1.064914	2,926,858.669 3,012,645.968 3,157,997.898 3,387,784.089 3,546,773.433 2,333,334.998 1,122,070.819 983,966.601 61,452.322
TA BlackRock Global Allocation - Service Class Subaccount inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.486471 $1.322389 $1.224178 $1.295746 $1.201597 $1.000000	$1.485846 $1.486471 $1.322389 $1.224178 $1.295746 $1.201597	11,309,294.633 12,072,281.010 12,760,628.878 13,216,295.000 8,245,776.242 3,596,173.450
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception Date November 10, 2014	2014	$9.998614	$9.905250	33,051.418
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception Date November 10, 2014	2014	$9.998614	$9.865343	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.607128 $1.454844 $1.345008 $1.318472 $1.205357 $1.000000	$1.660386 $1.607128 $1.454844 $1.345008 $1.318472 $1.205357	13,655,504.243 11,570,930.331 9,021,285.214 4,719,066.257 2,147,694.970 403,876.282
85

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.098308 $1.077042 $0.876508 $0.948374 $0.836507 $0.639615 $1.131291 $1.235999 $1.000000	$1.223519 $1.098308 $1.077042 $0.876508 $0.948374 $0.836507 $0.639615 $1.131291 $1.235999	1,736,552.496 1,207,260.195 1,461,093.575 929,301.296 627,682.389 393,492.088 429,111.314 383,065.961 47,044.134
TA Janus Balanced - Service Class Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.134332 $0.969277 $0.876298 $0.999198 $0.985611 $0.986569	$1.202702 $1.134332 $0.969277 $0.876298 $0.999198 $0.985611	2,732,287.483 2,992,937.892 1,568,555.272 1,209,880.377 619,896.171 54,170.345
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.083621 $1.007584 $1.000000	$1.155892 $1.083621 $1.007584	6,044,061.327 3,497,083.024 1,175,686.799
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.139762 $1.002635 $1.000000	$1.212370 $1.139762 $1.002635	1,305,507.490 669,674.983 206,887.060
TA Madison Balanced Allocation - Service Class Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$1.141921 $1.024552 $0.962185 $1.000000	$1.187322 $1.141921 $1.024552 $0.962185	397,280.038 253,180.484 200,785.291 48,789.032
TA Madison Conservative Allocation - Service Class Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$1.083020 $1.030709 $0.985925 $1.000000	$1.115557 $1.083020 $1.030709 $0.985925	556,116.708 614,619.305 896,142.341 211,846.350
TA Madison Diversified Income - Service Class Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$1.127532 $1.049902 $1.010639 $1.000000	$1.173093 $1.127532 $1.049902 $1.010639	1,434,193.807 1,391,420.037 1,120,933.417 592,411.621
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.241863 $1.072425 $0.894981 $1.013763 $0.934669 $0.718825 $1.134210 $1.059617 $1.000000	$1.155030 $1.241863 $1.072425 $0.894981 $1.013763 $0.934669 $0.718825 $1.134210 $1.059617	2,557,173.537 2,480,201.984 990,797.862 797,189.601 780,952.125 572,957.821 499,722.780 433,370.442 86,710.093
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.736980 $1.272439 $1.189779 $1.299896 $0.989658 $0.628577 $1.193621 $0.993158 $1.000000	$1.703478 $1.736980 $1.272439 $1.189779 $1.299896 $0.989658 $0.628577 $1.193621 $0.993158	1,082,247.456 1,202,810.115 1,150,281.823 1,285,472.496 425,696.761 275,521.723 167,256.060 75,807.290 5,351.076
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.004616 $0.913472 $0.920570	$1.065177 $1.004616 $0.913472	3,931,536.405 3,587,663.003 4,192,858.482
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$0.950344 $0.893621 $0.897963	$1.015982 $0.950344 $0.893621	1,314,060.335 1,513,407.228 1,012,242.699
86

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$0.985183 $0.857782 $0.868980	$1.030661 $0.985183 $0.857782	809,098.430 547,274.401 364,976.863
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.329750 $1.390809 $1.318054 $1.265142 $1.203194 $1.057139 $1.109256 $1.036920 $1.000000	$1.364263 $1.329750 $1.390809 $1.318054 $1.265142 $1.203194 $1.057139 $1.109256 $1.036920	9,839,919.431 13,306,091.387 16,611,637.116 13,093,970.060 10,865,096.796 6,723,271.642 2,498,454.315 547,341.603 66,158.083
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception Date May 3, 2011	2014 2013 2012 2011	$0.989977 $1.113096 $1.065040 $1.000000	$1.006309 $0.989977 $1.113096 $1.065040	2,235,537.597 2,298,513.376 4,505,802.712 2,345,673.577
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$0.119204 $0.220871 $0.318340 $0.404424 $0.561600 $1.000000	$0.087228 $0.119204 $0.220871 $0.318340 $0.404424 $0.561600	5,319,504.074 3,866,082.993 7,074,714.613 7,896,840.872 1,246,374.161 36,339.146
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.824060 $1.290932 $1.137656 $1.139719 $0.864603 $0.635650 $1.016578 $0.946210 $1.000000	$1.905558 $1.824060 $1.290932 $1.137656 $1.139719 $0.864603 $0.635650 $1.016578 $0.946210	1,895,824.493 2,776,829.968 1,352,106.848 1,197,448.131 531,073.357 525,139.979 290,417.279 217,418.369 7,155.051
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.107117 $0.907488 $0.792697 $0.943609 $0.886892 $0.717685 $1.197548 $1.056631 $1.000000	$1.030034 $1.107117 $0.907488 $0.792697 $0.943609 $0.886892 $0.717685 $1.197548 $1.056631	1,275,952.005 2,845,637.750 678,685.365 667,165.900 657,748.542 1,005,468.530 785,316.171 669,723.474 137,538.568
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.186749 $1.083107 $1.016279 $1.018584 $0.935839 $0.816736 $1.000000	$1.220001 $1.186749 $1.083107 $1.016279 $1.018584 $0.935839 $0.816736	14,681,811.663 18,842,696.436 10,560,756.065 5,096,774.001 613,465.532 748,782.638 266,216.046
TA Vanguard ETF - Conservative - Service Class Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.206783 $1.141997 $1.089421 $1.073814 $0.998015 $0.999954	$1.248805 $1.206783 $1.141997 $1.089421 $1.073814 $0.998015	7,046,121.503 5,061,111.729 4,529,701.565 1,675,609.598 715,591.901 0.000
87

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Growth - Service Class(6) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.208149 $1.034414 $0.943111 $0.970105 $0.873054 $0.720815 $1.000000	$1.235133 $1.208149 $1.034414 $0.943111 $0.970105 $0.873054 $0.720815	19,961,675.178 12,313,044.187 8,851,082.151 6,936,367.632 6,041,137.262 5,259,673.885 779,065.245
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	TA BlackRock Global Allocation Managed Risk – Balanced was available on or about November 10, 2014.
(4)	TA BlackRock Global Allocation Managed Risk – Growth was available on or about November 10, 2014.
(5)	Effective on or about November 10, 2014 TA PIMCO Real Return TIPS was renamed TA PineBridge Inflation Opportunities.
(6)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio – Growth.
88

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
89

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 4%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .095 M = 30 = 50,000.00 * (.055 - .095) * (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,896.14 - 57,161.18 = -5,265.03
Adjusted policy value = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + (-5,265.03) = 51,896.15
Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Surrender = Middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 –7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment S * (G - C) * (M/12) where:	G = .055 C = .045 M = 30 = 50,000.00 * (.055 - .045) * (30/12) = 1,250.00
Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3 = policy value + excess interest adjustment	= 57,161.18 + 1,250.00 = 58,411.18
Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.
90

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E
R	=	the requested partial surrender;
E	=	the excess interest adjustment
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .065 M = 30 = 12,838.82 * (.055 - .065) * (30/12) = - 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial surrender = $20,000 in the middle of policy year 3 (this is represented by 2.5 in this example)
Summary:
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment S * (G - C) * (M/12) where:	S = 20,000 –7,161.18 = 12,838.82 G = .055 C = .045 M = 30 = 12,838.82 * (.055 - .045) * (30/12) = 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E) = 57,161.18 - (20,000.00 – 320.97) = 37,482.15
91

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
92

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 95,550	$ 95,400	$100,000	$ 95,200	$100,000
2	18%	$112,319	$112,000	$100,000	$111,574	$111,574
3	15%	$128,661	$128,128	$100,000	$127,418	$127,418
4	-7%	$119,076	$118,390	$100,000	$117,479	$127,418
5	2%	$120,922	$120,047	$100,000	$118,889	$127,418
6	10%	$132,470	$131,332	$100,000	$129,827	$129,827
7	14%	$150,420	$148,930	$100,000	$146,964	$146,964
8	-3%	$145,230	$143,569	$100,000	$141,379	$146,964
9	17%	$169,266	$167,114	$100,000	$164,283	$164,283
10	6%	$178,660	$176,138	$100,000	$172,826	$172,826
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.
93

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
94

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
95

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
For riders issued on or after

May 1, 2014................................................5.5%
For riders issued prior to
May 1, 2014................................................5.0%
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
96

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charges:
Charged annually (single life and joint life) of withdrawal base deducted on each rider quarter.
For riders issued on or after

December 12, 2011........................................1.25%
For riders issued prior to
December 12, 2011........................................1.00%	Current Charge:
(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after

May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;
(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
Withdrawal Percentages (Single Life):

0-58..................................................................0.0%
59-64................................................................4.0%
65-79................................................................5.0%
80+...................................................................6.0%
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Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
Withdrawal Percentages (Joint Life):

For riders issued on or after May 1, 2014
0-58..................................................................0.0%
59-64................................................................4.0%
65-79................................................................5.0%
80+...................................................................6.0%
For riders issued prior to May 1, 2014

0-58..................................................................0.0%
59-64................................................................3.5%
65-79................................................................4.5%
80+...................................................................5.5%
98

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
100

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
101

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
102

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
103

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
104

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.
105

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
106

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
107

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
108

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max®, and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max®, and Retirement Income Choice® 1.6 riders.
109

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
110

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ISFL	Income SelectSM For Life
Abbreviation	Definition
MAP	Managed Annuity Program
MAV	Minimum Annuitization Value
MAWA	Maximum Annual Withdrawal Amount
MIB	Minimum Income Base
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
111

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Base Benefit and Optional Fees at issue	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

(2/21/11 - 11/3/13)
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Base Benefit Fees
(9/21/09 - 2/20/11)
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

(12/12/11 - 11/13/13)
OAM Option.................................................1.25%
Group A.........................................................1.55%
Group B.........................................................1.10%
Group C.........................................................0.70%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.30%
IE Joint Life....................................................0.50%
Base Benefit Fees
(2/21/11 - 12/11/11)
OAM Option.................................................1.20%
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Base Benefit Fees
(5/1/09 - 2/20/11)
OAM Option.................................................1.10%
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Fee Frequency	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
112

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Designated Allocation Group A
AllianceBernstein Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
GE Investments Total Return Fund
TA Aegon Tactical Vanguard ETF – Growth
TA BlackRock Global Allocation Managed Risk - Growth
TA Vanguard ETF - Growth
Designated Allocation Group B
TA Aegon Tactical Vanguard ETF - Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Madison Balanced Allocation
TA Madison Diversified Income
TA Vanguard ETF - Balanced
Designated Allocation Group C
American Funds - Bond Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon U.S. Government Securities
TA AllianceBernstein Dynamic Allocation
TA Madison Conservative Allocation
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA Vanguard ETF - Conservative
Fixed Account	Designated Allocation Group A
AllianceBernstein Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
GE Investments Total Return Fund
TA Aegon Tactical Vanguard ETF - Growth
TA BlackRock Global Allocation Managed Risk - Growth
TA Janus Balanced
TA Legg Mason Dynamic Allocation - Growth
TA PIMCO Tactical - Growth
TA Vanguard ETF - Growth
Designated Allocation Group B
TA Aegon Tactical Vanguard ETF - Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Legg Mason Dynamic Allocation - Balanced
TA Madison Balanced Allocation
TA Madison Diversified Income
TA PIMCO Tactical - Balanced
TA Vanguard ETF - Balanced
Designated Allocation Group C
American Funds Bond Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon US Government Securities
TA AllianceBernstein Dynamic Allocation
TA Madison Conservative Allocation
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA Vanguard ETF - Conservative
Fixed Account
Allocation Methods	N/A	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
Current OA Subaccount: TA ProFund UltraBear
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RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-74........................................................5.0%
 75 + ..........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-74........................................................4.5%
 75 + .........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-79........................................................5.0%
 80 + ..........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-79........................................................4.5%
 80 + .........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
- After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.
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RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
115

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
116

STATEMENT OF ADDITIONAL INFORMATION (Subject to Completion February 20, 2015)
(To Statement of Additional Information dated May 1, 2015)
STATEMENT OF ADDITIONAL INFORMATION
MEMBERS® FREEDOMSM VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA B
Offered by
TRANSAMERICA LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the MEMBERS® FreedomSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2015, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2015
The information in this statement of additional information is not complete and may be changed. This Statement of Additional Information is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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GLOSSARY OF TERMS
Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
Annuitant—The person on whose life any annuity payments involving life contingencies will be based.
Annuity Commencement Date—The date upon which annuity payments are to commence.
Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.
Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
Assumed Investment Return or AIR—The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.
Beneficiary—The person who has the right to the death benefit as set forth in the policy.
Business Day—A day when the New York Stock Exchange is open for regular trading.
Cash Value—The adjusted policy value less any rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
Enrollment Form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.
Fixed Account—One or more investment choices under the policy that are part of the Company's general assets and are not in the separate account.
Free Amount—The amount that can be withdrawn each year without incurring any excess interest adjustments.
Guaranteed Lifetime Withdrawal Benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
Nonqualified Policy—A policy other than a qualified policy.
Owner (You, Your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
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Policy Year—A policy year begins on the policy date and on each anniversary thereafter.
Premium Payment—An amount paid to the Company by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value—The portion of the policy value that is invested in the separate account.
Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35 , but will not exceed 2% of the policy value.
Subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
Supportable Payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
Written Notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company's administrative office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.
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During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2). These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table” (male, female and unisex if required by law), using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to the Company will constitute due proof of death.
Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner's spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the
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notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.
Non-Participating
The policy will not share in the Company's surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by the Company and approved by one of the Company's officers. No registered representative has authority to change or waive any provision of the policy.
The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
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Stabilized Payments
If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.
The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.
Hypothetical Changes in Annuity Units with Stabilized Payments*
♦Assumed Investment Rate = 5.0% ♦Life & 10 Year Certain ♦Male aged 65 ♦First Variable Payment = $500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue: January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052
*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
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Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;
(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 2.35% on an annual basis; On a daily basis, this equals 0.000063641.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000063641 = Z = 1.01484864
(11.40)
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Formula and Illustration for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:
(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;
(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
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Illustration of Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula and Illustration for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula and Illustration for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula and Illustration for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.
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Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.
The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns
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for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula:
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format .
The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula :
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct.
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Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)
TCI's home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2014, 2013 and 2012 the amounts paid to TCI in connection with all policies sold through the separate account were $11,678,818, $11,088,231 and $10,834,875, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
VOTING RIGHTS
To the extent required by law, the Company will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
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After the annuity commencement date, the owner has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company's general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B, at December 31, 2014 disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2014, appearing herein, have been audited by PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, IL 60606, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.
The financial statements of the Separate Account VA B, at December 31, 2013 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2013 and 2012, and for each of the two years in the period ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by MEMBERS® FreedomSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of
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Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
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APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount available on December 31, 2014.
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.600676 $1.405556 $1.265900 $1.333173 $1.234087 $1.012438 $1.000000	$1.679215 $1.600676 $1.405556 $1.265900 $1.333173 $1.234087 $1.012438	7,133.088 18,476.268 904.352 549.150 5,378.614 0.000 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.512801 $1.249960 $1.099572 $1.109332 $1.007699 $0.989771	$1.560096 $1.512801 $1.249960 $1.099572 $1.109332 $1.007699	1,179,830.746 1,016,540.768 516,093.508 437,403.896 135,665.227 0.000
American Funds - Bond Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.060248 $1.107483 $1.074257 $1.034670 $0.993413 $1.000892	$1.092175 $1.060248 $1.107483 $1.074257 $1.034670 $0.993413	123,757.324 162,553.141 251,798.552 152,199.563 45,533.387 0.000
American Funds - Growth Fund - Class 2(2) Subaccount inception date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.601217 $1.257803 $1.090519 $1.164254 $1.002561 $0.986474	$1.700057 $1.601217 $1.257803 $1.090519 $1.164254 $1.002561	435,310.877 163,246.842 131,805.976 216,429.230 184,148.644 0.000
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.585022 $1.213392 $1.055668 $1.098962 $1.007946 $0.986795	$1.715827 $1.585022 $1.213392 $1.055668 $1.098962 $1.007946	111,159.761 95,350.912 67,055.547 44,659.678 9,310.735 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.296321 $1.107412 $0.982896 $1.041380 $0.901140 $0.663853 $1.000000	$1.399606 $1.296321 $1.107412 $0.982896 $1.041380 $0.901140 $0.663853	771,933.450 351,968.019 286,900.899 282,287.498 131,950.363 78,165.444 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.220029 $1.091097 $0.987050 $0.982343 $0.888410 $0.667633 $0.967204 $1.000000	$1.252548 $1.220029 $1.091097 $0.987050 $0.982343 $0.888410 $0.667633 $0.967204	288,172.475 310,048.218 449,474.916 190,080.438 100,543.100 36,920.627 22,397.977 0.000
GE Investments Total Return Fund - Class 3(1) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.259100 $1.121354 $1.020059 $1.074749 $1.003337 $0.988803	$1.295765 $1.259100 $1.121354 $1.020059 $1.074749 $1.003337	75,162.993 84,232.877 118,498.130 173,633.860 32,381.232 0.000
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CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.506799 $1.444044 $1.256721 $1.224966 $1.112807 $0.772135 $1.055670 $1.057560 $1.000000	$1.532018 $1.506799 $1.444044 $1.256721 $1.224966 $1.112807 $0.772135 $1.055670 $1.057560	130,707.695 132,124.752 209,352.426 217,262.574 62,220.674 33,540.262 0.000 0.000 0.000
TA Aegon Money Market - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.955517 $0.973625 $0.992177 $1.010924 $1.030079 $1.049513 $1.046863 $1.018335 $1.000000	$0.937744 $0.955517 $0.973625 $0.992177 $1.010924 $1.030079 $1.049513 $1.046863 $1.018335	875,828.479 2,883,311.355 2,250,858.418 1,481,724.666 729,816.250 399,264.666 676,118.179 343,026.579 116,990.871
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.110078 $1.018008 $1.000981	$1.128773 $1.110078 $1.018008	2,419,878.165 2,929,042.165 2,542,416.366
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception Date December 9, 2011	2014 2013 2012 2011	$1.076413 $1.024432 $0.977710 $1.000000	$1.094425 $1.076413 $1.024432 $0.977710	679,669.538 863,877.011 706,631.056 511,159.481
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.142085 $0.998889 $0.978398	$1.156934 $1.142085 $0.998889	967,150.073 1,120,318.669 1,008,177.845
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.229728 $1.285051 $1.248835 $1.186078 $1.159638 $1.134074 $1.075910 $1.036528 $1.000000	$1.260154 $1.229728 $1.285051 $1.248835 $1.186078 $1.159638 $1.134074 $1.075910 $1.036528	152,316.757 260,078.398 912,861.764 909,434.674 598,532.880 477,437.077 444,400.151 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.229728 $1.285051 $1.248835 $1.186078 $1.159638 $1.134074 $1.075910 $1.036528 $1.000000	$1.260154 $1.229728 $1.285051 $1.248835 $1.186078 $1.159638 $1.134074 $1.075910 $1.036528	364,857.512 420,044.489 604,309.892 880,669.842 626,365.072 515,621.744 787,322.762 81,371.416 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.064161 $1.014505 $0.977247 $0.979463 $0.914390 $0.710376 $1.149055 $0.989965 $1.000000	$1.100258 $1.064161 $1.014505 $0.977247 $0.979463 $0.914390 $0.710376 $1.149055 $0.989965	1,086,366.286 1,322,320.748 1,288,155.924 998,971.583 33,747.651 26,968.407 6,687.833 6,776.405 0.000
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.191890 $0.934778 $0.854615 $0.849934 $0.786258 $0.704580 $1.088974 $1.063525 $1.000000	$1.309280 $1.191890 $0.934778 $0.854615 $0.849934 $0.786258 $0.704580 $1.088974 $1.063525	848,485.651 522,508.531 499,048.470 602,615.499 513,541.712 177,029.895 36,500.817 35,915.227 13,227.866
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.472940 $1.312916 $1.217802 $1.291530 $1.200030 $1.000000	$1.469435 $1.472940 $1.312916 $1.217802 $1.291530 $1.200030	2,799,835.918 3,146,980.705 3,050,316.723 3,285,308.240 1,742,008.410 130,561.494
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount Inception Date November 10, 2014	2014	$9.998453	$9.902368	0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount Inception Date November 10, 2014	2014	$9.998453	$9.862474	39,907.684
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.592449 $1.44391 $1.337994 $1.314161 $1.203782 $1.000000	$1.641985 $1.592449 $1.444391 $1.337994 $1.314161 $1.203782	2,333,424.667 1,671,552.706 1,676,025.516 998,952.622 439,035.128 39,945.950
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.081846 $1.062988 $0.866776 $0.939678 $0.830462 $0.636251 $1.127580 $1.234393 $1.000000	$1.202816 $1.081846 $1.062988 $0.866776 $0.939678 $0.830462 $0.636251 $1.127580 $1.234393	198,692.198 104,367.748 115,121.413 71,582.675 56,741.049 34,859.190 33,217.449 18,865.159 106,063.702
TA Janus Balanced - Service Class Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.125193 $0.963352 $0.872677 $0.997017 $0.985386 $0.986564	$1.190678 $1.125193 $0.963352 $0.872677 $0.997017 $0.985386	931,620.202 822,699.055 581,781.614 566,641.506 213,727.512 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.080070 $1.006254 $1.000000	$1.149832 $1.080070 $1.006254	366,310.600 337,473.150 170,597.444
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.136037 $1.001328 $1.000000	$1.206036 $1.136037 $1.001328	62,292.057 62,151.230 33,482.146
TA Madison Balanced Allocation - Service Class Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$1.135953 $1.021206 $0.960930 $1.000000	$1.178789 $1.135953 $1.021206 $0.960930	70,050.955 118,562.554 39,499.832 1,618.352
TA Madison Conservative Allocation - Service Class Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$1.077348 $1.027324 $0.984632 $1.000000	$1.107545 $1.077348 $1.027324 $0.984632	394,262.653 974,433.438 882,060.838 0.000
17

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Diversified Income - Service Class Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$1.121650 $1.046474 $1.009318 $1.000000	$1.164677 $1.121650 $1.046474 $1.009318	714,666.960 527,734.990 407,075.138 54,310.230
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.223257 $1.058428 $0.885059 $1.004489 $0.927939 $0.715058 $1.130491 $1.058240 $1.000000	$1.135506 $1.223257 $1.058428 $0.885059 $1.004489 $0.927939 $0.715058 $1.130491 $1.058240	202,136.791 198,507.951 241,626.934 245,259.829 223,871.740 136,937.087 142,098.434 90,369.755 39,497.212
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.710959 $1.255837 $1.176573 $1.287990 $0.982522 $0.625274 $1.189694 $0.991858 $1.000000	$1.674671 $1.710959 $1.255837 $1.176573 $1.287990 $0.982522 $0.625274 $1.189694 $0.991858	201,515.380 216,249.832 179,530.045 203,362.476 127,657.607 27,347.953 25,842.364 21,301.345 869.928
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$0.996498 $0.907874 $0.915447	$1.054499 $0.996498 $0.907874	308,312.370 206,655.177 71,810.843
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$0.942677 $0.888152 $0.892969	$1.005802 $0.942677 $0.888152	1,007,454.650 760,510.413 726,328.729
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$0.977236 $0.852535 $0.864149	$1.020342 $0.977236 $0.852535	187,878.318 179,937.143 161,666.346
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.309833 $1.372676 $1.303442 $1.253577 $1.194546 $1.051601 $1.105623 $1.035566 $1.000000	$1.341183 $1.309833 $1.372676 $1.303442 $1.253577 $1.194546 $1.051601 $1.105623 $1.035566	1,498,103.904 1,677,683.660 1,718,360.249 1,549,765.279 1,233,602.205 790,154.232 211,893.582 124,982.616 76,442.058
TA PineBridge Inflation Opportunities- Service Class(3) Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$0.984775 $1.109433 $1.063648 $1.000000	$0.999060 $0.984775 $1.109433 $1.063648	284,974.863 445,560.764 473,383.896 228,474.322
TA ProFunds UltraBear Fund - Service Class OAM(5) Subaccount inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$0.118112 $0.219265 $0.316659 $0.403088 $0.560855 $1.000000	$0.086256 $0.118112 $0.219265 $0.316659 $0.403088 $0.560855	1,393,676.037 1,382,310.539 2,201,970.019 2,241,749.001 470,431.312 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.796759 $1.274113 $1.125048 $1.129298 $0.858378 $0.632312 $1.013242 $0.944996 $1.000000	$1.873345 $1.796759 $1.274113 $1.125048 $1.129298 $0.858378 $0.632312 $1.013242 $0.944996	185,810.338 190,545.208 110,766.092 191,118.134 183,919.660 27,681.631 57,694.968 65,322.019 51,584.638
18

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.090589 $0.895692 $0.783946 $0.935021 $0.880545 $0.713948 $1.193650 $1.055268 $1.000000	$1.012669 $1.090589 $0.895692 $0.783946 $0.935021 $0.880545 $0.713948 $1.193650 $1.055268	158,023.961 180,525.296 197,535.199 209,081.744 142,155.233 138,862.062 93,823.825 64,036.082 70,359.136
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.173610 $1.073216 $1.008991 $1.013256 $0.932770 $0.815656 $1.000000	$1.204116 $1.173610 $1.073216 $1.008991 $1.013256 $0.932770 $0.815656	1,015,849.195 1,231,933.221 1,139,145.145 799,570.081 231,910.845 185,075.215 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.197069 $1.135030 $1.084909 $1.071463 $0.997783 $0.999948	$1.236318 $1.197069 $1.135030 $1.084909 $1.071463 $0.997783	137,351.257 282,089.323 286,172.484 130,276.861 927.933 0.000
TA Vanguard ETF - Growth - Service Class(6) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.194759 $1.024959 $0.936339 $0.965040 $0.870203 $0.719866 $1.000000	$1.219038 $1.194759 $1.024959 $0.936339 $0.965040 $0.870203 $0.719866	2,073,393.881 2,055,451.009 1,419,392.448 1,081,367.173 1,143,705.016 866,031.593 643,424.842

Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.616878 $1.417003 $1.273704 $1.338773 $1.236838 $1.012714 $1.000000	$1.699537 $1.616878 $1.417003 $1.273704 $1.338773 $1.236838 $1.012714	1,422,939.250 1,491,007.102 1,432,620.673 1,429,797.562 930,865.780 240,848.455 0.000
American Funds - Asset Allocation Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.525087 $1.257639 $1.104143 $1.111765 $1.007931 $0.989776	$1.575848 $1.525087 $1.257639 $1.104143 $1.111765 $1.007931	5,146,725.066 5,323,474.428 3,676,759.525 2,938,838.821 1,577,513.531 78,055.631
American Funds - Bond Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.068852 $1.114281 $1.078725 $1.036944 $0.993644 $1.000897	$1.103200 $1.068852 $1.114281 $1.078725 $1.036944 $0.993644	1,775,462.519 2,046,422.654 2,284,075.307 1,475,513.641 598,788.904 63,418.369
American Funds - Growth Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.614205 $1.265528 $1.095054 $1.166806 $1.002789 $0.986479	$1.717205 $1.614205 $1.265528 $1.095054 $1.166806 $1.002789	1,210,637.525 1,487,993.910 1,214,358.831 1,236,988.228 364,500.005 0.000
19

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income Fund - Class 2(2) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.597873 $1.220832 $1.060047 $1.101360 $1.008181 $0.986801	$1.733141 $1.597873 $1.220832 $1.060047 $1.101360 $1.008181	1,169,617.114 1,254,138.324 768,909.557 586,825.250 207,455.738 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.310837 $1.117617 $0.989990 $1.046837 $0.904091 $0.664725 $1.000000	$1.418064 $1.310837 $1.117617 $0.989990 $1.046837 $0.904091 $0.664725	5,383,306.760 3,597,438.990 2,615,314.521 1,966,094.951 1,230,864.929 917,997.573 64,280.341
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.236152 $1.103334 $0.996141 $0.989452 $0.893086 $0.669833 $0.968475 $1.000000	$1.271599 $1.236152 $1.103334 $0.996141 $0.989452 $0.893086 $0.669833 $0.968475	2,972,749.900 3,687,409.884 4,591,566.929 4,699,219.287 2,747,692.055 1,900,072.534 1,354,399.684 656,829.077
GE Investments Total Return Fund - Class 3(1) Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.269323 $1.128247 $1.024302 $1.077107 $1.003571 $0.988808	$1.308836 $1.269323 $1.128247 $1.024302 $1.077107 $1.003571	1,146,947.702 930,123.874 1,070,281.005 945,374.429 373,010.145 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.529593 $1.463013 $1.270727 $1.236198 $1.120823 $0.776180 $1.059115 $1.058929 $1.000000	$1.558252 $1.529593 $1.463013 $1.270727 $1.236198 $1.120823 $0.776180 $1.059115 $1.058929	2,133,934.307 2,981,657.984 2,696,670.238 2,168,963.379 1,459,677.573 863,904.686 408,612.174 385,946.596 145,668.239
TA Aegon Money Market - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.970044 $0.986477 $1.003308 $1.020273 $1.037558 $1.055058 $1.050319 $1.019675 $1.000000	$0.953893 $0.970044 $0.986477 $1.003308 $1.020273 $1.037558 $1.055058 $1.050319 $1.019675	7,315,715.873 9,749,746.220 5,931,917.887 8,011,234.814 5,034,841.530 5,206,256.150 10,380,130.853 2,769,227.153 469,138.652
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.115909 $1.021349 $1.002949	$1.136930 $1.115909 $1.021349	6,972,267.050 8,487,367.559 3,749,610.523
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount inception Date December 9, 2011	2014 2013 2012 2011	$1.082096 $1.027806 $0.978990 $1.000000	$1.102373 $1.082096 $1.027806 $0.978990	3,696,759.615 4,405,984.226 5,917,737.824 1,877,411.764
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.148078 $1.002173 $0.980324	$1.165292 $1.148078 $1.002173	4,534,907.518 4,569,552.685 2,033,036.421
20

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date August 3, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.248433 $1.302033 $1.262846 $1.197044 $1.168061 $1.140067 $1.079456 $1.037892 $1.000000	$1.281833 $1.248433 $1.302033 $1.262846 $1.197044 $1.168061 $1.140067 $1.079456 $1.037892	2,734,412.154 3,984,561.403 6,849,344.521 5,987,222.010 5,682,475.784 3,456,286.339 1,422,883.555 115,935.315 7,992.854
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.248433 $1.302033 $1.262846 $1.197044 $1.168061 $1.140067 $1.079456 $1.037892 $1.000000	$1.281833 $1.248433 $1.302033 $1.262846 $1.197044 $1.168061 $1.140067 $1.079456 $1.037892	52,570.024 55,413.679 182,547.959 346,377.467 209,616.765 366,923.232 575,634.300 0.000 0.000
TA AllianceBernstein Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.080308 $1.027884 $0.988176 $0.988475 $0.920995 $0.714117 $1.152836 $0.991257 $1.000000	$1.119156 $1.080308 $1.027884 $0.988176 $0.988475 $0.920995 $0.714117 $1.152836 $0.991257	3,471,606.740 3,551,617.181 3,944,687.794 3,274,073.330 648,000.076 424,103.009 247,413.176 283,945.085 38,696.224
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.210018 $0.947133 $0.864195 $0.857778 $0.791956 $0.708289 $1.092545 $1.064914 $1.000000	$1.331809 $1.210018 $0.947133 $0.864195 $0.857778 $0.791956 $0.708289 $1.092545 $1.064914	2,926,858.669 3,012,645.968 3,157,997.898 3,387,784.089 3,546,773.433 2,333,334.998 1,122,070.819 983,966.601 61,452.322
TA BlackRock Global Allocation - Service Class Subaccount inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.486471 $1.322389 $1.224178 $1.295746 $1.201597 $1.000000	$1.485846 $1.486471 $1.322389 $1.224178 $1.295746 $1.201597	11,309,294.633 12,072,281.010 12,760,628.878 13,216,295.000 8,245,776.242 3,596,173.450
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(3) Subaccount inception Date November 10, 2014	2014	$9.998614	$9.905250	33,051.418
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(4) Subaccount inception Date November 10, 2014	2014	$9.998614	$9.865343	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.607128 $1.454844 $1.345008 $1.318472 $1.205357 $1.000000	$1.660386 $1.607128 $1.454844 $1.345008 $1.318472 $1.205357	13,655,504.243 11,570,930.331 9,021,285.214 4,719,066.257 2,147,694.970 403,876.282
21

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.098308 $1.077042 $0.876508 $0.948374 $0.836507 $0.639615 $1.131291 $1.235999 $1.000000	$1.223519 $1.098308 $1.077042 $0.876508 $0.948374 $0.836507 $0.639615 $1.131291 $1.235999	1,736,552.496 1,207,260.195 1,461,093.575 929,301.296 627,682.389 393,492.088 429,111.314 383,065.961 47,044.134
TA Janus Balanced - Service Class Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.134332 $0.969277 $0.876298 $0.999198 $0.985611 $0.986569	$1.202702 $1.134332 $0.969277 $0.876298 $0.999198 $0.985611	2,732,287.483 2,992,937.892 1,568,555.272 1,209,880.377 619,896.171 54,170.345
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.083621 $1.007584 $1.000000	$1.155892 $1.083621 $1.007584	6,044,061.327 3,497,083.024 1,175,686.799
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.139762 $1.002635 $1.000000	$1.212370 $1.139762 $1.002635	1,305,507.490 669,674.983 206,887.060
TA Madison Balanced Allocation - Service Class Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$1.141921 $1.024552 $0.962185 $1.000000	$1.187322 $1.141921 $1.024552 $0.962185	397,280.038 253,180.484 200,785.291 48,789.032
TA Madison Conservative Allocation - Service Class Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$1.083020 $1.030709 $0.985925 $1.000000	$1.115557 $1.083020 $1.030709 $0.985925	556,116.708 614,619.305 896,142.341 211,846.350
TA Madison Diversified Income - Service Class Subaccount inception Date May 2, 2011	2014 2013 2012 2011	$1.127532 $1.049902 $1.010639 $1.000000	$1.173093 $1.127532 $1.049902 $1.010639	1,434,193.807 1,391,420.037 1,120,933.417 592,411.621
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.241863 $1.072425 $0.894981 $1.013763 $0.934669 $0.718825 $1.134210 $1.059617 $1.000000	$1.155030 $1.241863 $1.072425 $0.894981 $1.013763 $0.934669 $0.718825 $1.134210 $1.059617	2,557,173.537 2,480,201.984 990,797.862 797,189.601 780,952.125 572,957.821 499,722.780 433,370.442 86,710.093
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.736980 $1.272439 $1.189779 $1.299896 $0.989658 $0.628577 $1.193621 $0.993158 $1.000000	$1.703478 $1.736980 $1.272439 $1.189779 $1.299896 $0.989658 $0.628577 $1.193621 $0.993158	1,082,247.456 1,202,810.115 1,150,281.823 1,285,472.496 425,696.761 275,521.723 167,256.060 75,807.290 5,351.076
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.004616 $0.913472 $0.920570	$1.065177 $1.004616 $0.913472	3,931,536.405 3,587,663.003 4,192,858.482
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$0.950344 $0.893621 $0.897963	$1.015982 $0.950344 $0.893621	1,314,060.335 1,513,407.228 1,012,242.699
22

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$0.985183 $0.857782 $0.868980	$1.030661 $0.985183 $0.857782	809,098.430 547,274.401 364,976.863
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.329750 $1.390809 $1.318054 $1.265142 $1.203194 $1.057139 $1.109256 $1.036920 $1.000000	$1.364263 $1.329750 $1.390809 $1.318054 $1.265142 $1.203194 $1.057139 $1.109256 $1.036920	9,839,919.431 13,306,091.387 16,611,637.116 13,093,970.060 10,865,096.796 6,723,271.642 2,498,454.315 547,341.603 66,158.083
TA PineBridge Inflation Opportunities- Service Class(5) Subaccount inception Date May 3, 2011	2014 2013 2012 2011	$0.989977 $1.113096 $1.065040 $1.000000	$1.006309 $0.989977 $1.113096 $1.065040	2,235,537.597 2,298,513.376 4,505,802.712 2,345,673.577
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$0.119204 $0.220871 $0.318340 $0.404424 $0.561600 $1.000000	$0.087228 $0.119204 $0.220871 $0.318340 $0.404424 $0.561600	5,319,504.074 3,866,082.993 7,074,714.613 7,896,840.872 1,246,374.161 36,339.146
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.824060 $1.290932 $1.137656 $1.139719 $0.864603 $0.635650 $1.016578 $0.946210 $1.000000	$1.905558 $1.824060 $1.290932 $1.137656 $1.139719 $0.864603 $0.635650 $1.016578 $0.946210	1,895,824.493 2,776,829.968 1,352,106.848 1,197,448.131 531,073.357 525,139.979 290,417.279 217,418.369 7,155.051
TA TS&W International Equity - Service Class Subaccount Inception Date July 5, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.107117 $0.907488 $0.792697 $0.943609 $0.886892 $0.717685 $1.197548 $1.056631 $1.000000	$1.030034 $1.107117 $0.907488 $0.792697 $0.943609 $0.886892 $0.717685 $1.197548 $1.056631	1,275,952.005 2,845,637.750 678,685.365 667,165.900 657,748.542 1,005,468.530 785,316.171 669,723.474 137,538.568
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.186749 $1.083107 $1.016279 $1.018584 $0.935839 $0.816736 $1.000000	$1.220001 $1.186749 $1.083107 $1.016279 $1.018584 $0.935839 $0.816736	14,681,811.663 18,842,696.436 10,560,756.065 5,096,774.001 613,465.532 748,782.638 266,216.046
TA Vanguard ETF - Conservative - Service Class Subaccount inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.206783 $1.141997 $1.089421 $1.073814 $0.998015 $0.999954	$1.248805 $1.206783 $1.141997 $1.089421 $1.073814 $0.998015	7,046,121.503 5,061,111.729 4,529,701.565 1,675,609.598 715,591.901 0.000
23

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Growth - Service Class(6) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.208149 $1.034414 $0.943111 $0.970105 $0.873054 $0.720815 $1.000000	$1.235133 $1.208149 $1.034414 $0.943111 $0.970105 $0.873054 $0.720815	19,961,675.178 12,313,044.187 8,851,082.151 6,936,367.632 6,041,137.262 5,259,673.885 779,065.245
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	TA BlackRock Global Allocation Managed Risk – Balanced was available on or about November 10, 2014.
(4)	TA BlackRock Global Allocation Managed Risk – Growth was available on or about November 10, 2014.
(5)	Effective on or about November 10, 2014 TA PIMCO Real Return TIPS was renamed TA PineBridge Inflation Opportunities.
(6)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio – Growth.
24

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to February 16, 2015	5.50%
25

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 11.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 6.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Separate Account and AFSG Securities Corporation. Note 13.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as, MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 15.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(a)	(5)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 47.

	(a)	(6)	Amended and Reinstated Principal Underwriting Agreement. Note 65.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation, and the Broker/Dealer. Note 13.

	(b)	(1)	Form of Life Insurance Company Product Sales Agreement (TCI) Note 64.

(4)	(a)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 7.

	(b)		Amended pages to Form of Policy for Endeavor Platinum Variable Annuity. Note 8.

	(c)		Form of Policy Endorsement (Death Benefits). Note 10.

	(d)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 12.

	(e)		Form of Policy Endorsement (Nursing Care). Note 12.

	(f)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 13.

	(g)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 13.

	(h)		Form of Policy Rider (GMIB). Note 15.

	(i)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(j)		Form of Policy Rider (Managed Annuity Program). Note 26.

	(k)		Form of Policy Rider (MAP II). Note 31.

	(l)		Form of Policy Rider (GPS). Note 37.

	(m)		Form of Policy Rider (5 For life). Note 37.

	(n)		Form of Policy Rider (ADD+). Note 37.

	(o)		Form of Policy Rider (New GMWB). Note 39.

	(p)		Form of Policy Rider (5 for Life - Growth - without Death Benefit). Note 40.

	(q)		Form of Policy Rider (5 for Life - Growth - with Death Benefit). Note 40.

	(r)		Form of Rider (Income Select for Life). Note 41.

	(s)		Form of Rider (Double Enhanced). Note 43.

	(t)		Form of Rider (Retirement Income Choice). Note 43.

	(u)		Form of Endorsement (Fund Facilitation Fee). Note 46.

	(v)		Form of Policy Rider (Retirement Income Choice - Double Withdrawal Base Benefit). Note. 46.

	(w)		Form of Policy Rider (Retirement Income Choice 1.2). Note 49.

	(x)		Form of Policy Rider (Retirement Income Choice 1.4). Note 50.

	(y)		Form of Policy Rider (Income Link). Note 53.

	(z)		Form of Policy Rider (RIM). Note 56

	(aa)		Form of Policy Rider (Retirement Income Choice 1.6). Note 65

(5)	(a)		Form of Application for the Endeavor Platinum Variable Annuity. Note 12.

	(b)		Form of Application for the Endeavor Platinum Variable Annuity. Note 13.

	(c)		Form of Application for the Endeavor Platinum Variable Annuity. Note 15.

	(d)		Form of Application for the Transamerica Freedom Variable Annuity (formerly Endeavor Platinum Variable Annuity) Note 24.

	(e)		Form of Application for Transamerica Freedom. Note 32.

	(f)		Form of Application. Note 33

	(g)		Form of Application. Note 50.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 2.

	(b)		ByLaws of PFL Life Insurance Company. Note 2.

(7)			Reinsurance Agreement Note 36.

	(a)		Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 49.

	(b)		Reinsurance agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company dated July 1, 1994. Note 49.

	(c)		Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 49.

	(c)	1	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 49.

(d)

Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated - May 1, 2007. Note 49.

	(e)		Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 49.

(7)	(e)	(1)	Amendment No. 1 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 44.

(7)	(e)	(2)	Amendment No. 2 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 29, 2009. Note 44.

(7)	(e)	(3)	Amendment No. 3 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated May 27, 2010. Note 55.

	(f)		Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 49.

(g)

Reinsurance Agreement between Union Hamilton Reinsurance Ltd. And Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. And Transamerica Life Insurance Company dated June 30, 2008. Note 52.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.

			Note 3.

	(b)		Participation Agreement by and between PFL Life Insurance Company and the WRL Growth Portfolio of WRL Series Fund, Inc. Note 4.

(8)	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 34.

(8)	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 36.

(8)	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 37.

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 45.

	(b)	(8)	Amendment No. 38 to Participation Agreement (TST). Note 47.

	(b)	(9)	Amendment No. 40 to Participation Agreement (TST). Note 49.

	(b)	(10)	Amendment No. 41 to Participation Agreement (TST). Note 51.

	(b)	(11)	Amendment No. 42 to Participation Agreement (TST). Note 52.

	(b)	(12)	Amendment No. 43 to Participation Agreement (TST). Note 54.

	(b)	(13)	Amendment No. 44 to Participation Agreement (TST). Note 56

	(b)	(14)	Amendment No. 45 to Participation Agreement (TST). Note 57.

	(b)	(15)	Amendment No. 47 to Participation Agreement (TST). Note 62.

	(b)	(16)	Amendment No. 48 to Participation Agreement (TST). Note 63.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 3.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 4.

	(e)		Second Amendment to Administrative Services Agreement. Note 5.

	(f)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 12.

(8)	(f)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17.

(8)	(f)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavour Series Trust. Note 22.

	(f)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 30.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20.

(8)	(g)	(1)	Termination of Participation Agreement (Transamerica). Note 26.

(8)	(g)	(2)	Participation Agreement (Transamerica). Note 26.

(8)	(g)	(3)	Addendum to Participation Agreement

			(Transamerica). Note 26.

	(h)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18.

	(h)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(h)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24.

	(h)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19.

	(i)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(i)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

(8)	(j)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21.

(8)	(j)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22.

(8)	(j)	(2)	Amendment No. 12 to Fund Participation Agreement (Janus Aspen Series). Note 55.

	(j)	(3)	Amendment No. 13 to Fund Participation Agreement (Janus Aspen Series). Note 60.

	(j)	(4)	Amendment No. 3 to Participation Agreement (Janus). Note 65.

	(j)	(5)	Amendment No. 14 to Participation Agreement (Janus). Note 74.

(8)	(k)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(k)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26.

	(k)	(2)	Amendment to Participation Agreement (Alliance Bernstein). Note 47.

	(k)	(3)	Amendment to Participation Agreement (Alliance Bernstein). Note 58.

	(k)	(4)	Amendment No. 13 to Participation Agreement (Alliance Bernstein). Note 74.

(8)	(l)		Participation Agreement by and among AIM Variable

			Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(l)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 30.

(8)	(l)	(2)	Amendment to Participation Agreement (AIM/Invesco). Note 53.

(8)	(1)	(3)	Amendment to Participation Agreement (AIM). Note 55.

(8)	(1)	(4)	Amendment No. 21 to Participation Agreement (AIM/INVESCO). Note 59.

	(1)	(5)	Amendment No. 9 to Participation Agreement (AIM/INVESCO). Note 66.

	(1)	(6)	Amendment No. 12 to Participation Agreement (AIM/INVESCO). Note 65.

	(1)	(7)	Amendment No. 18 to Participation Agreement (AIM/INVESCO). Note 65.

	(1)	(8)	Amendment No. 22 to Participation Agreement (AIM/INVESCO). Note 72.

(8)	(m)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(m)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(m)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 30.

(8)	(n)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 39

	(n)	(1)	Amendment No. 7 to Participation Agreement (Fidelity Distributors Corporation). Note 63.

	(n)	(2)	Amendment No. 8 to Participation Agreement (Fidelity), Note 69.

(8)	(o)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 49.

	(o)	(1)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 47.

(8)	(o)	(2)	Amendment No. 4 to Participation Agreement (Franklin Templeton). Note 55.

	(o)	(3)	Amendment No. 5 to Participation Agreement (Franklin Templeton). Note 60.

	(o)	(4)	Amendment No. 2 to Participation Agreement (Franklin). Note 65.

	(o)	(5)	Amendment to Participation Agreement (Franklin). Note 65.

	(o)	(6)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 65.

	(o)	(7)	Amendment No. 8 to Participation Agreement (Franklin). Note 69.

	(o)	(8)	Amendment No. 9 to Amended and Restated Participation Agreement (Franklin). Note 72.

	(o)	(9)	Amendment No. 10 to Amended and Restated Participation Agreement (Franklin). Note 74.

	(o)	(10)	Amendment No. 11 to Participation Agreement (Franklin). Note 75.

(8)	(p)		Participation Agreement among Transamerica Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 51.

	(p)	(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 51.

	(p)	(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 51.

	(p)	(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 73.

	(p)	(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 75.

(8)	(q)		Participation Agreement By and Among Transamerica Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 51.

	(q)	(1)	Amendment No. 1 to Participation Agreement (GE). Note 58.

	(q)	(2)	Amendment No. 2 to Participation Agreement (GE). Note 69.

(8)	(r)		Amended and Restated Participation Agreement (TST). Note 65.

	(r)	(1)	Amendment No. 1 to Participation Agreement (TST). Note 69.

	(r)	(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 71.

	(r)	(3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 74.

	(r)	(4)	Amendment No. 2 to Participation Agreement (TST). Note 75.

(9)			Opinion and Consent of Counsel. Note 77.

(10)	(a)		Consent of Independent Registered Public Accounting Firm. Note 77.

	(b)		Opinion and Consent of Actuary. Note 39.

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Performance Data Calculations. Note 39.

(14)			Powers of Attorney. Jason Orlandi, Arthur C. Schneider, Eric J. Martin, Brenda K. Clancy, Mark Mullin, C. Michiel Van Katwijk. Note 76.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-56908, 811-06032) on January 8, 1993.
Note 2.	Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 3.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 4.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 5.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) on May 1, 1992.
Note 6.	Filed with Post-Effective Amendment No. 5 to Form

N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 7.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-56908) on December 6, 1993.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on February 28, 1994.
Note 9.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1994.
Note 10.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 1995.
Note 11.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-56908) on April 24, 1996.
Note 12.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1997.
Note 13.	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 33-56908) on February 27, 1998.
Note 14.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1998.
Note 15.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on September 28, 1998.
Note 16.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.
Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No, 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-56908) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2002.
Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 32.	Filed with Post-Effective Amendment No. 17 to this form N-4 Registration Statement (File No. 33-56908) on December 30, 2002.
Note 33.	Filed with Post-Effective No. 20 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2003.
Note 34.	Filed with Post-Effective No. 22 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-56908) on April 28, 2005.
Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 27 to this Form N-4 Registration Statement (File No. 33-56908) on April 26, 2006.
Note 40.	Incorporated herein by Reference to Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 41.	Incorporated herein by Reference to Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-131987) on July 19, 2006.
Note 42.	Filed with Post-Effective Amendment No. 28 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2007.
Note 43.	Incorporated herein by Reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) on September 21, 2007.
Note 44.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 45.	Filed with Post-Effective Amendment No. 30 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2008.
Note 46.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.
Note 47.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-56908) on November 6, 2008.
Note 48.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-156259) filed on December 18, 2008.
Note 49.	Filed with Post-Effective Amendment No. 32 to this Form N-4 Registration Statement (File No. 33-56908) filed on April 30, 2009.
Note 50.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File 333-142762) filed on August 31, 2009.
Note 51.	Filed with Post-Effective Amendment No. 34 to this Form N-4 Registration Statement (File No. 33-56908) filed on November 19, 2009.
Note 52.	Filed with Post-Effective Amendment No. 36 to this Form N-4 Registration Statement (File No. 33-56908) filed on April 27, 2010.
Note 53.	Filed with Post-Effective Amendment No. 37 to this Form N-4 Registration Statement (File No. 33-56908) filed on August 6, 2010.
Note 54.	Incorporated by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.
Note 55.	Filed with Post-Effective Amendment No. 38 to this Form N-4 Registration Statement (File No. 33-56908) filed on February 15, 2011.
Note 56.	Filed with Post-Effective Amendment No. 39 on Form N-4 Registration Statement (File No. 33-56908) filed on April 26, 2011.
Note 57.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-173285) filed on June 8, 2011.
Note 58.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.
Note 59.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Form N-4 Registration Statement (File No. 33-33085) filed on October 7, 2011.
Note 60.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Form N-4 Registration Statement (File No. 33-33085) filed on April 17, 2012.
Note 61.	Filed with Post-Effective Amendment No. 45 to Form N-4 Registration Statement (File No. 33-56908) filed on April 30, 2012.
Note 62.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Form N-4 Registration Statement (File No. 33-33085) filed on June 22, 2012.
Note 63.	Filed with Post-Effective Amendment No. 58 to Form N-4 Registration Statement (File No. 33-56908) filed on September 10, 2012.
Note 64.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.
Note 65.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.
Note 66.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-98891) filed on April 29, 2003.
Note 67.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-187910) filed on April 15, 2013.
Note 68.	Filed with Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-56908) filed on April 23, 2013.
Note 69.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.
Note 70.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-189435) filed on September 11, 2013.
Note 71.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.
Note 72.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33-33085) filed on October 17, 2013.
Note 73.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.
Note 74.	Filed with Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33-56908) filed on April 29, 2014.
Note 75.	Filed with Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.
Note 76.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on February 19, 2015.
Note 77.	To be filed by amendment.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Jason Orlandi 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Senior Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and President

C. Michiel Van Katwijk 100 Light St. Baltimore, MD 21202	Director, Senior Vice President, Chief Financial Officer and Treasurer

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and Chairman of the Board

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
44764 Yukon Inc.	Canada	100% Creditor Resources, Inc.	Holding company
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada

AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.

Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.6057%) ; Transamerica Premier Life Insurance Company (9.3943%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing
Asia Investment Holding Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker/Dealer
Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company
Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Canada Ltd.	Canada	44764 Yukon Inc. owns all preferred shares of stock; various non-AEGON entities/investors own common shares of stock	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments V, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware

Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).

Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments
Garnet LIHTC Fund XLI, LLC	Delaware	Sole Member - Garnet Community Investment XLI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investmetns
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member - Garnet Community Investment XLIV, LLC	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member - Garnet Community Investment XLIV, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
Intersecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% AEGON USA, LLC	Captive insurance company
LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company
McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Transamerica Premier Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware

Members: Transamerica Life Insurance Company (90.96%); Transamerica Premier Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.

Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Transamerica Premier Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Stonebridge Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% AEGON USA, LLC; 12% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions Corporation	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa

676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC

Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda -- will primarily write fixed universal life and term insurance
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Investment advisor
Transamerica Retirement Insurance Agency, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Conduct business as an insurance agency.
Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding Company	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding Company	Investments
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (65.951%); Transamerica Premier Life Insurance Company (32.969%); Transamerica Financial Life Insurance Company (1.080%) Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27.    Number of Policyowners

As of November 28, 2014, there were 8,789 Owners of the Policies for FreedomSM Variable Annuity; and 202 Owners of the Policies for Members® FreedomSM Variable Annuity.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company (formerly known as Monumental Life Insurance Company).

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Jeffrey T. McGlaun	(3)	Assistant Treasurer

C. Michael Van Katwijk	(3)	Treasurer

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$10,662,457	0	0	0

(1)	Fiscal Year 2014

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica, at 4 Manhattanville Road, Purchase, New York 10577, or its Service Office, Financial Markets Group—Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 20th day of February, 2015.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor
*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mark W. Mullin*	Director and Chairman of the Board	, 2015

Jason Orlandi*	Director, Senior Vice President, Secretary and General Counsel	, 2015

Arthur C. Schneider*	Director, Senior Vice President and Chief Tax Officer	, 2015

Eric J. Martin*	Senior Vice President and Corporate Controller	, 2015

Brenda K. Clancy*	Director and President	, 2015

C. Michiel van Katwijk*	Director, Senior Vice President, Chief Financial Officer and Treasurer	, 2015

/s/Alison Ryan Alison Ryan	Vice President	February 20, 2015

*By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.